UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2013

Item 1. Reports to Stockholders.

2013 Semiannual Report

TIAA-CREF Lifecycle Funds

of theTIAA-CREF Funds

November 30, 2013

Understanding your Lifecycle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2013. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of November 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Funds begin on page 30 of this report. You can also obtain lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 43 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.*
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

*	This benchmark will be replaced by the Barclays U.S. 1–3 Year Government/Credit Bond Index as of January 1, 2014.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 11, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2013–November 30, 2013).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2013

Lifecycle Funds Retirement Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13-11/30/13	* )	Effective expenses paid during period (6/1/13-11/30/13	† )
Retirement Income Fund actual return	$1,000.00	$1,046.38	$1.28		$3.23
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.19
2010 Fund actual return	$1,000.00	$1,055.07	$1.29		$3.30
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.24
2015 Fund actual return	$1,000.00	$1,062.60	$1.29		$3.41
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.35
2020 Fund actual return	$1,000.00	$1,074.35	$1.30		$3.48
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.40
2025 Fund actual return	$1,000.00	$1,085.71	$1.31		$3.61
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.50
2030 Fund actual return	$1,000.00	$1,096.33	$1.31		$3.68
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.55
2035 Fund actual return	$1,000.00	$1,106.19	$1.32		$3.75
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60
2040 Fund actual return	$1,000.00	$1,112.95	$1.32		$3.81
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.65
2045 Fund actual return	$1,000.00	$1,113.25	$1.32		$3.81
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.65
2050 Fund actual return	$1,000.00	$1,112.58	$1.32		$3.81
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.65
2055 Fund actual return	$1,000.00	$1,112.93	$1.32		$3.81
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.65

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

6	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.63% for the Retirement Income Fund; 0.64% for the 2010 Fund; 0.66% for the 2015 Fund; 0.67% for the 2020 Fund; 0.69% for the 2025 Fund; 0.70% for the 2030 Fund; 0.71% for the 2035 Fund; and 0.72% for the 2040, 2045, 2050 and 2055 Funds.

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	7

Important information about expenses

Expense examples

Six months ended November 30, 2013

Lifecycle Funds Institutional Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13-11/30/13	* )	Effective expenses paid during period (6/1/13-11/30/13	† )
Retirement Income Fund actual return	$1,000.00	$1,047.60	$0.00		$1.95
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.93
2010 Fund actual return	$1,000.00	$1,057.17	$0.00		$2.01
5% annual hypothetical return	1,000.00	1,025.07	0.00		1.98
2015 Fund actual return	$1,000.00	$1,064.05	$0.00		$2.12
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.08
2020 Fund actual return	$1,000.00	$1,075.29	$0.00		$2.19
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.13
2025 Fund actual return	$1,000.00	$1,086.49	$0.00		$2.30
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.23
2030 Fund actual return	$1,000.00	$1,097.44	$0.00		$2.37
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.28
2035 Fund actual return	$1,000.00	$1,108.06	$0.00		$2.43
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.33
2040 Fund actual return	$1,000.00	$1,114.15	$0.00		$2.49
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.38
2045 Fund actual return	$1,000.00	$1,114.69	$0.00		$2.49
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.38
2050 Fund actual return	$1,000.00	$1,115.04	$0.00		$2.49
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.38
2055 Fund actual return	$1,000.00	$1,113.64	$0.00		$2.49
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.38

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

8	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.38% for the Retirement Income Fund; 0.39% for the 2010 Fund; 0.41% for the 2015 Fund; 0.42% for the 2020 Fund; 0.44% for the 2025 Fund; 0.45% for the 2030 Fund; 0.46% for the 2035 Fund; and 0.47% for the 2040, 2045, 2050 and 2055 Funds.

Expense example

Six months ended November 30, 2013

Lifecycle Funds Retail Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13-11/30/13	* )	Effective expenses paid during period (6/1/13-11/30/13	† )
Retirement Income Fund actual return	$1,000.00	$1,046.35	$1.28		$3.23
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.19

*	The amounts in the “Expenses paid during period” column are based on the fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of this fund may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the fund would be higher and its performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retail Class of the Retirement Income Fund.
†	The amounts in the “Effective expenses paid during period” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized weighted average expense ratio was 0.63% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	9

Important information about expenses

Expense examples

Six months ended November 30, 2013

Lifecycle Funds Premier Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13-11/30/13	* )	Effective expenses paid during period (6/1/13-11/30/13	† )
Retirement Income Fund actual return	$1,000.00	$1,046.89	$0.77		$2.72
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.69
2010 Fund actual return	$1,000.00	$1,055.45	$0.77		$2.78
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.74
2015 Fund actual return	$1,000.00	$1,064.30	$0.78		$2.90
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.84
2020 Fund actual return	$1,000.00	$1,074.47	$0.78		$2.96
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.89
2025 Fund actual return	$1,000.00	$1,085.77	$0.78		$3.08
5% annual hypothetical return	1,000.00	1,024.32	0.76		2.99
2030 Fund actual return	$1,000.00	$1,096.84	$0.79		$3.15
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.04
2035 Fund actual return	$1,000.00	$1,107.28	$0.79		$3.22
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.09
2040 Fund actual return	$1,000.00	$1,114.48	$0.80		$3.29
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.14
2045 Fund actual return	$1,000.00	$1,112.90	$0.79		$3.28
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.14
2050 Fund actual return	$1,000.00	$1,113.25	$0.79		$3.28
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.14
2055 Fund actual return	$1,000.00	$1,113.84	$0.79		$3.29
5% annual hypothetical return	1,000.00	1,024.32	0.76		3.14

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

10	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.53% for the Retirement Income Fund; 0.54% for the 2010 Fund; 0.56% for the 2015 Fund; 0.57% for the 2020 Fund; 0.59% for the 2025 Fund; 0.60% for the 2030 Fund; 0.61% for the 2035 Fund; and 0.62% for the 2040, 2045, 2050 and 2055 Funds.

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	11

Investment results of the Lifecycle Funds

Performance for the six months ended November 30, 2013

All eleven TIAA-CREF Lifecycle Funds outperformed their respective composite benchmarks for the six-month period, with returns for the Retirement Class ranging from 4.64% for the Retirement Income Fund to 11.32% for the 2045 Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of the individual Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.44 of a percentage point for the Lifecycle 2015 Fund to 0.71 of a point for the Lifecycle 2045 Fund. (All results for the Lifecycle Funds are for the Retirement Class.)

The strengthening U.S. economy lifts global stocks higher

In November, the U.S. Commerce Department estimated that gross domestic product, which measures the value of all goods and services produced in the United States, grew at an annual rate of 2.8% in the third quarter of 2013. This reflected an improved housing market, increased consumer spending and a slightly lower unemployment rate.

As the reporting period began, investors worried that the Federal Reserve might begin tapering its accommodative policies earlier than expected. The Fed’s policies were designed to strengthen the U.S. economy by keeping interest rates low. Investor concerns prompted a sell-off of stocks in June and again in August. Although the Fed eventually decided to keep its current policies in place, rising interest rates and congressional wrangling over fiscal policy threatened to upend the Fed’s efforts.

Against this backdrop, the U.S. and international equity markets posted solid results for the six-month period. The Russell 3000® Index, which measures the broad U.S. stock market, gained 12.60%. Foreign stocks advanced but lagged U.S. equities; the MSCI All Country World ex USA Index, which measures stock performance in 43 developed and emerging market nations, rose 9.37%.

In the fixed-income market, rising yields on U.S. Treasury securities reduced the value of existing bonds. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.56% for the period. Inflation-indexed bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), returned –3.43%. Short-term bonds performed better; the Barclays U.S. 1–5 Year Government/Credit Bond Index returned 0.62%.

12	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Strong equity market gains boost the funds’ results

All eleven Lifecycle Funds produced solid returns for the six-month period, and five achieved double-digit gains. Amid the rally in the global stock markets, funds with greater exposure to stocks performed better during the period.

The Lifecycle Funds may invest in up to five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.

For the six-month period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by strong gains from both the U.S. and international equity sectors. Results were partly constrained by losses from the fixed-income and inflation-protected assets sectors.

Global stocks drive relative performance

All eleven Lifecycle Funds outperformed their respective composite benchmarks primarily because of strong relative performance in the United States and international equity sectors. In the domestic equity sector, the biggest contribution came from the Large-Cap Growth Fund, which outpaced its benchmark, the Russell 1000® Growth Index, by almost four percentage points. The Lifecycle Funds also benefited from investments in the Growth & Income Fund, which topped its benchmark, the S&P 500® Index, by more than two percentage points.

In the international equity sector, the International Equity Fund and the Enhanced International Equity Index Fund provided additional outperformance.

In contrast, rising long-term interest rates led to losses in many parts of the domestic fixed-income market. However, the Bond and Bond Plus funds held up better than their common benchmark, the Barclays U.S. Aggregate Bond Index, contributing to the relative returns of all of the Lifecycle Funds.

The funds’ relative results were mildly hurt by returns from the Emerging Markets Equity and Enhanced Large-Cap Growth Index funds, both of which lagged their respective benchmarks. (All results for the underlying funds are for the Institutional Class.)

Performance of the Lifecycle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	13

Lifecycle Retirement Income Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Retirement Income Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	11/30/2007	4.64%	9.78%	10.42%		4.64%
Institutional Class	11/30/2007	4.76	10.03	10.69		4.90
Retail Class	11/30/2007	4.64	9.78	10.49		4.75
Premier Class	9/30/2009	4.69	9.87	10.50	*	4.71	*
Retirement Income Fund Composite Index†	—	4.14	9.20	10.07		4.96	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.56	–1.61	5.33		4.72	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI All Country World ex USA Index; 10.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

14	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle Retirement Income Fund

Asset allocation
	% of	Target
	net assets as	allocation
	of 11/30/13	for 6/30/14
Equity
U.S. equity	28.0%	28.0%
International equity	12.4	12.0
Fixed income
Fixed income	39.5	40.0
Short-term fixed income	9.9	10.0
Inflation-protected assets	10.0	10.0
Other assets & liabilities, net	0.2	–
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	15

Lifecycle 2010 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2010 Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	10/15/2004	5.51%	11.78%	11.63%		5.90%
Institutional Class	1/17/2007	5.72	12.16	11.94		6.10	*
Premier Class	9/30/2009	5.55	11.94	11.72	*	5.94	*
2010 Fund Composite Index†	—	5.03	11.45	11.15		6.05	‡
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.56	–1.61	5.33		4.62	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the 2010 Fund Composite Index consisted of: 38.7% Barclays U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 13.9% MSCI All Country World ex USA Index; 7.4% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 7.4% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

16	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2010 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/13	for 6/30/14
Equity
U.S. equity	32.8%	32.2%
International equity	14.4	13.8
Fixed income
Fixed income	38.1	38.8
Short-term fixed income	7.2	7.6
Inflation-protected assets	7.3	7.6
Other assets & liabilities, net	0.2	–
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	17

Lifecycle 2015 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2015 Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	10/15/2004	6.26%	13.70%	12.48%		6.06%
Institutional Class	1/17/2007	6.41	13.95	12.75		6.26	*
Premier Class	9/30/2009	6.43	13.85	12.57	*	6.11	*
2015 Fund Composite Index†	—	5.82	13.43	12.00		6.20	‡
Broad market index
Russell 3000® Index	—	12.60	31.71	18.54		8.23	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the 2015 Fund Composite Index consisted of: 36.8% Russell 3000 Index; 36.7% Barclays U.S. Aggregate Bond Index; 15.7% MSCI All Country World ex USA Index; 5.4% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 5.4% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

18	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2015 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/13	for 6/30/14
Equity
U.S. equity	37.0%	36.1%
International equity	16.1	15.5
Fixed income
Fixed income	36.1	37.2
Short-term fixed income	5.3	5.6
Inflation-protected assets	5.3	5.6
Other assets & liabilities, net	0.2	–
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	19

Lifecycle 2020 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2020 Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	10/15/2004	7.43%	16.34%	13.45%		6.15%
Institutional Class	1/17/2007	7.53	16.60	13.73		6.35	*
Premier Class	9/30/2009	7.45	16.37	13.55	*	6.20	*
2020 Fund Composite Index†	—	6.86	15.98	12.95		6.30	‡
Broad market index
Russell 3000® Index	—	12.60	31.71	18.54		8.23	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the 2020 Fund Composite Index consisted of: 42.4% Russell 3000 Index; 32.7% Barclays U.S. Aggregate Bond Index; 18.1% MSCI All Country World ex USA Index; 3.4% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 3.4% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

20	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2020 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/13	for 6/30/14
Equity
U.S. equity	42.6%	41.7%
International equity	18.4	17.9
Fixed income
Fixed income	32.2	33.2
Short-term fixed income	3.3	3.6
Inflation-protected assets	3.3	3.6
Other assets & liabilities, net	0.2	–
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	21

Lifecycle 2025 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2025 Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	10/15/2004	8.57%	18.93%	14.39%		6.25%
Institutional Class	1/17/2007	8.65	19.25	14.66		6.45	*
Premier Class	9/30/2009	8.58	19.05	14.46	*	6.29	*
2025 Fund Composite Index†	—	7.90	18.57	13.89		6.39	‡
Broad market index
Russell 3000® Index	—	12.60	31.71	18.54		8.23	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the 2025 Fund Composite Index consisted of: 48.0% Russell 3000 Index; 28.7% Barclays U.S. Aggregate Bond Index; 20.5% MSCI All Country World ex USA Index; 1.4% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 1.4% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

22	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2025 Fund

Asset allocation

	% of	Target
	net assets as	allocation
	of 11/30/13	for 6/30/14
Equity
U.S. equity	48.2%	47.3%
International equity	20.8	20.3
Fixed income
Fixed income	28.3	29.2
Short-term fixed income	1.3	1.6
Inflation-protected assets	1.3	1.6
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	23

Lifecycle 2030 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2030 Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	10/15/2004	9.63%	21.58%	15.21%		6.26%
Institutional Class	1/17/2007	9.74	21.87	15.49		6.46	*
Premier Class	9/30/2009	9.68	21.57	15.29	*	6.30	*
2030 Fund Composite Index†	—	8.94	21.17	14.79		6.48	‡
Broad market index
Russell 3000® Index	—	12.60	31.71	18.54		8.23	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the 2030 Fund Composite Index consisted of: 53.6% Russell 3000 Index; 23.5% Barclays U.S. Aggregate Bond Index; and 22.9% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	53.7%	52.9%
International equity	23.1	22.7
Fixed income	23.1	24.4
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2014

24	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2035 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2035 Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	10/15/2004	10.62%	23.98%	16.00%		6.54%
Institutional Class	1/17/2007	10.81	24.33	16.27		6.73	*
Premier Class	9/30/2009	10.73	24.10	16.11	*	6.59	*
2035 Fund Composite Index†	—	9.96	23.76	15.64		6.78	‡
Broad market index
Russell 3000® Index	—	12.60	31.71	18.54		8.23	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the 2035 Fund Composite Index consisted of: 59.2% Russell 3000 Index; 25.3% MSCI All Country World ex USA Index; and 15.5% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	59.2%	58.5%
International equity	25.5	25.1
Fixed income	15.1	16.4
Other assets & liabilities, net	0.2	–
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	25

Lifecycle 2040 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2040 Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	10/15/2004	11.30%	25.46%	16.28%		6.91%
Institutional Class	1/17/2007	11.41	25.76	16.56		7.11	*
Premier Class	9/30/2009	11.45	25.53	16.39	*	6.96	*
2040 Fund Composite Index†	—	10.61	25.26	15.94		7.13	‡
Broad market index
Russell 3000® Index	—	12.60	31.71	18.54		8.23	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the 2040 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	62.9%	63.0%
International equity	27.2	27.0
Fixed income	9.8	10.0
Other assets & liabilities, net	0.1	–
Total	100.0	100.0

Target allocation

For June 30, 2014

26	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2045 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2045 Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	11/30/2007	11.32%	25.45%	16.19%		3.78%
Institutional Class	11/30/2007	11.47	25.66	16.49		4.04
Premier Class	9/30/2009	11.29	25.49	16.29	*	3.86	*
2045 Fund Composite Index†	—	10.61	25.26	15.94		4.56	‡
Broad market index
Russell 3000® Index	—	12.60	31.71	18.54		6.16	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	62.7%	63.0%
International equity	27.2	27.0
Fixed income	9.8	10.0
Other assets & liabilities, net	0.3	–
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	27

Lifecycle 2050 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2050 Fund	Inception date	6 months	1 year	5 years		since fund inception
Retirement Class	11/30/2007	11.26%	25.47%	16.14%		3.74%
Institutional Class	11/30/2007	11.50	25.78	16.42		4.01
Premier Class	9/30/2009	11.32	25.48	16.22	*	3.81	*
2050 Fund Composite Index†	—	10.61	25.26	15.94		4.56	‡
Broad market index
Russell 3000® Index	—	12.60	31.71	18.54		6.16	‡

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for these periods would have been higher.
†	As of the close of business on November 30, 2013, the 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	62.7%	63.0%
International equity	27.2	27.0
Fixed income	9.8	10.0
Other assets & liabilities, net	0.3	–
Total	100.0	100.0

Target allocation

For June 30, 2014

28	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

Lifecycle 2055 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle 2055 Fund	Inception date	6 months	1 year	since fund inception
Retirement Class	4/29/2011	11.29%	25.51%	9.93%
Institutional Class	4/29/2011	11.36	25.69	10.19
Premier Class	4/29/2011	11.38	25.61	10.04
2055 Fund Composite Index*	—	10.61	25.26	10.35	†
Broad market index
Russell 3000® Index	—	12.60	31.71	13.78	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI All Country World ex USA Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation

	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	62.6%	63.0%
International equity	27.2	27.0
Fixed income	9.9	10.0
Other assets & liabilities, net	0.3	–
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	29

Portfolio of investments (unaudited)

Lifecycle Retirement Income Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 39.5%
6,068,864	TIAA-CREF Bond Fund		$63,055,501	24.7%
2,625,399	TIAA-CREF Bond Plus Fund		27,619,193	10.8
965,618	TIAA-CREF High-Yield Fund		10,090,707	4.0
	TOTAL FIXED INCOME		100,765,401	39.5

INFLATION-PROTECTED ASSETS — 10.0%
2,231,187	TIAA-CREF Inflation-Linked Bond Fund		25,413,223	10.0
	TOTAL INFLATION-PROTECTED ASSETS		25,413,223	10.0

INTERNATIONAL EQUITY — 12.4%
559,272	TIAA-CREF Emerging Markets Equity Fund		6,196,731	2.4
880,665	TIAA-CREF Enhanced International Equity Index Fund		7,503,267	3.0
163,531	TIAA-CREF Global Natural Resources Fund		1,618,959	0.6
711,581	TIAA-CREF International Equity Fund		8,275,681	3.3
730,717	TIAA-CREF International Opportunities Fund		8,008,658	3.1
	TOTAL INTERNATIONAL EQUITY		31,603,296	12.4

SHORT-TERM FIXED INCOME — 9.9%
25,404	TIAA-CREF Money Market Fund		25,404	0.0
2,416,601	TIAA-CREF Short-Term Bond Fund		25,229,315	9.9
	TOTAL SHORT-TERM FIXED INCOME		25,254,719	9.9

U.S. EQUITY — 28.0%
1,152,010	TIAA-CREF Enhanced Large-Cap Growth Index Fund		13,685,882	5.4
1,209,658	TIAA-CREF Enhanced Large-Cap Value Index Fund		13,245,759	5.2
872,278	TIAA-CREF Growth & Income Fund		11,383,222	4.5
871,216	TIAA-CREF Large-Cap Growth Fund		13,678,099	5.3
704,740	TIAA-CREF Large-Cap Value Fund		13,143,407	5.1
14,590	TIAA-CREF Mid-Cap Growth Fund		373,512	0.1
10,447	TIAA-CREF Mid-Cap Value Fund		249,589	0.1
287,060	TIAA-CREF Small-Cap Equity Fund		5,850,278	2.3
	TOTAL U.S. EQUITY		71,609,748	28.0
	TOTAL TIAA-CREF FUNDS	(Cost $223,434,429)	254,646,387	99.8

	TOTAL PORTFOLIO	(Cost $223,434,429)	254,646,387	99.8
	OTHER ASSETS & LIABILITIES, NET		586,047	0.2
	NET ASSETS		$255,232,434	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2010 Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 38.1%
22,485,068	TIAA-CREF Bond Fund		$233,619,858	23.4%
10,272,110	TIAA-CREF Bond Plus Fund		108,062,593	10.8
3,781,325	TIAA-CREF High-Yield Fund		39,514,845	3.9
	TOTAL FIXED INCOME		381,197,296	38.1

INFLATION-PROTECTED ASSETS — 7.3%
6,409,482	TIAA-CREF Inflation-Linked Bond Fund		73,003,999	7.3
	TOTAL INFLATION-PROTECTED ASSETS		73,003,999	7.3

INTERNATIONAL EQUITY — 14.4%
2,472,761	TIAA-CREF Emerging Markets Equity Fund		27,398,186	2.8
4,067,042	TIAA-CREF Enhanced International Equity Index Fund		34,651,202	3.5
746,279	TIAA-CREF Global Natural Resources Fund		7,388,165	0.7
3,241,414	TIAA-CREF International Equity Fund		37,697,647	3.8
3,312,171	TIAA-CREF International Opportunities Fund		36,301,394	3.6
	TOTAL INTERNATIONAL EQUITY		143,436,594	14.4

SHORT-TERM FIXED INCOME — 7.2%
49,789	TIAA-CREF Money Market Fund		49,789	0.0
6,929,889	TIAA-CREF Short-Term Bond Fund		72,348,040	7.2
	TOTAL SHORT-TERM FIXED INCOME		72,397,829	7.2

U.S. EQUITY — 32.8%
5,237,104	TIAA-CREF Enhanced Large-Cap Growth Index Fund		62,216,797	6.2
5,512,567	TIAA-CREF Enhanced Large-Cap Value Index Fund		60,362,608	6.0
3,988,125	TIAA-CREF Growth & Income Fund		52,045,037	5.2
3,992,063	TIAA-CREF Large-Cap Growth Fund		62,675,388	6.3
3,214,929	TIAA-CREF Large-Cap Value Fund		59,958,429	6.0
81,031	TIAA-CREF Mid-Cap Growth Fund		2,074,389	0.2
66,122	TIAA-CREF Mid-Cap Value Fund		1,579,648	0.2
1,308,930	TIAA-CREF Small-Cap Equity Fund		26,675,990	2.7
	TOTAL U.S. EQUITY		327,588,286	32.8
	TOTAL TIAA-CREF FUNDS	(Cost $845,519,557)	997,624,004	99.8

	TOTAL PORTFOLIO	(Cost $845,519,557)	997,624,004	99.8
	OTHER ASSETS & LIABILITIES, NET		1,980,343	0.2
	NET ASSETS		$999,604,347	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	31

Portfolio of investments (unaudited)

Lifecycle 2015 Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 36.1%
31,961,310	TIAA-CREF Bond Fund		$332,078,013	21.4%
15,861,472	TIAA-CREF Bond Plus Fund		166,862,689	10.8
5,831,316	TIAA-CREF High-Yield Fund		60,937,247	3.9
	TOTAL FIXED INCOME		559,877,949	36.1

INFLATION-PROTECTED ASSETS — 5.3%
7,222,013	TIAA-CREF Inflation-Linked Bond Fund		82,258,726	5.3
	TOTAL INFLATION-PROTECTED ASSETS		82,258,726	5.3

INTERNATIONAL EQUITY — 16.1%
4,206,182	TIAA-CREF Emerging Markets Equity Fund		46,604,494	3.0
7,160,820	TIAA-CREF Enhanced International Equity Index Fund		61,010,184	3.9
1,296,852	TIAA-CREF Global Natural Resources Fund		12,838,836	0.8
5,669,496	TIAA-CREF International Equity Fund		65,936,234	4.3
5,754,933	TIAA-CREF International Opportunities Fund		63,074,070	4.1
	TOTAL INTERNATIONAL EQUITY		249,463,818	16.1

SHORT-TERM FIXED INCOME — 5.3%
143,320	TIAA-CREF Money Market Fund		143,320	0.0
7,777,807	TIAA-CREF Short-Term Bond Fund		81,200,304	5.3
	TOTAL SHORT-TERM FIXED INCOME		81,343,624	5.3

U.S. EQUITY — 37.0%
9,156,126	TIAA-CREF Enhanced Large-Cap Growth Index Fund		108,774,772	7.0
9,595,365	TIAA-CREF Enhanced Large-Cap Value Index Fund		105,069,242	6.8
6,934,997	TIAA-CREF Growth & Income Fund		90,501,713	5.8
6,970,869	TIAA-CREF Large-Cap Growth Fund		109,442,647	7.1
5,614,002	TIAA-CREF Large-Cap Value Fund		104,701,136	6.8
170,419	TIAA-CREF Mid-Cap Growth Fund		4,362,734	0.3
143,564	TIAA-CREF Mid-Cap Value Fund		3,429,745	0.2
2,283,634	TIAA-CREF Small-Cap Equity Fund		46,540,467	3.0
	TOTAL U.S. EQUITY		572,822,456	37.0
	TOTAL TIAA-CREF FUNDS	(Cost $1,372,420,160)	1,545,766,573	99.8

	TOTAL PORTFOLIO	(Cost $1,372,420,160)	1,545,766,573	99.8
	OTHER ASSETS & LIABILITIES, NET		3,367,752	0.2
	NET ASSETS		$1,549,134,325	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

32	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2020 Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 32.2%
35,355,157	TIAA-CREF Bond Fund		$367,340,079	17.2%
21,869,730	TIAA-CREF Bond Plus Fund		230,069,563	10.7
8,734,532	TIAA-CREF High-Yield Fund		91,275,864	4.3
	TOTAL FIXED INCOME		688,685,506	32.2

INFLATION-PROTECTED ASSETS — 3.3%
6,228,988	TIAA-CREF Inflation-Linked Bond Fund		70,948,173	3.3
	TOTAL INFLATION-PROTECTED ASSETS		70,948,173	3.3

INTERNATIONAL EQUITY — 18.4%
6,524,028	TIAA-CREF Emerging Markets Equity Fund		72,286,226	3.4
11,446,657	TIAA-CREF Enhanced International Equity Index Fund		97,525,522	4.6
2,056,417	TIAA-CREF Global Natural Resources Fund		20,358,529	0.9
8,975,571	TIAA-CREF International Equity Fund		104,385,892	4.9
9,068,832	TIAA-CREF International Opportunities Fund		99,394,397	4.6
	TOTAL INTERNATIONAL EQUITY		393,950,566	18.4

SHORT-TERM FIXED INCOME — 3.3%
190,186	TIAA-CREF Money Market Fund		190,186	0.0
6,715,570	TIAA-CREF Short-Term Bond Fund		70,110,555	3.3
	TOTAL SHORT-TERM FIXED INCOME		70,300,741	3.3

U.S. EQUITY — 42.6%
14,480,440	TIAA-CREF Enhanced Large-Cap Growth Index Fund		172,027,633	8.0
15,189,738	TIAA-CREF Enhanced Large-Cap Value Index Fund		166,327,631	7.8
11,036,924	TIAA-CREF Growth & Income Fund		144,031,856	6.7
11,051,726	TIAA-CREF Large-Cap Growth Fund		173,512,094	8.1
8,903,164	TIAA-CREF Large-Cap Value Fund		166,044,007	7.8
298,634	TIAA-CREF Mid-Cap Growth Fund		7,645,018	0.4
257,053	TIAA-CREF Mid-Cap Value Fund		6,140,997	0.3
3,620,167	TIAA-CREF Small-Cap Equity Fund		73,778,994	3.5
	TOTAL U.S. EQUITY		909,508,230	42.6
	TOTAL TIAA-CREF FUNDS	(Cost $1,846,159,188)	2,133,393,216	99.8

	TOTAL PORTFOLIO	(Cost $1,846,159,188)	2,133,393,216	99.8
	OTHER ASSETS & LIABILITIES, NET		4,079,432	0.2
	NET ASSETS		$2,137,472,648	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	33

Portfolio of investments (unaudited)

Lifecycle 2025 Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 28.3%
25,665,861	TIAA-CREF Bond Fund		$266,668,295	12.6%
20,941,674	TIAA-CREF Bond Plus Fund		220,306,412	10.4
10,610,168	TIAA-CREF High-Yield Fund		110,876,253	5.3
	TOTAL FIXED INCOME		597,850,960	28.3

INFLATION-PROTECTED ASSETS — 1.3%
2,464,781	TIAA-CREF Inflation-Linked Bond Fund		28,073,853	1.3
	TOTAL INFLATION-PROTECTED ASSETS		28,073,853	1.3

INTERNATIONAL EQUITY — 20.8%
7,160,162	TIAA-CREF Emerging Markets Equity Fund		79,334,599	3.8
12,890,132	TIAA-CREF Enhanced International Equity Index Fund		109,823,925	5.2
2,303,360	TIAA-CREF Global Natural Resources Fund		22,803,265	1.1
9,992,722	TIAA-CREF International Equity Fund		116,215,354	5.5
10,124,484	TIAA-CREF International Opportunities Fund		110,964,342	5.2
	TOTAL INTERNATIONAL EQUITY		439,141,485	20.8

SHORT-TERM FIXED INCOME — 1.3%
187,533	TIAA-CREF Money Market Fund		187,533	0.0
2,652,618	TIAA-CREF Short-Term Bond Fund		27,693,333	1.3
	TOTAL SHORT-TERM FIXED INCOME		27,880,866	1.3

U.S. EQUITY — 48.2%
16,174,450	TIAA-CREF Enhanced Large-Cap Growth Index Fund		192,152,460	9.1
17,027,344	TIAA-CREF Enhanced Large-Cap Value Index Fund		186,449,419	8.8
12,304,775	TIAA-CREF Growth & Income Fund		160,577,314	7.6
12,321,272	TIAA-CREF Large-Cap Growth Fund		193,443,971	9.2
9,951,840	TIAA-CREF Large-Cap Value Fund		185,601,816	8.8
357,239	TIAA-CREF Mid-Cap Growth Fund		9,145,311	0.4
317,610	TIAA-CREF Mid-Cap Value Fund		7,587,706	0.4
4,060,796	TIAA-CREF Small-Cap Equity Fund		82,759,015	3.9
	TOTAL U.S. EQUITY		1,017,717,012	48.2
	TOTAL TIAA-CREF FUNDS	(Cost $1,783,198,941)	2,110,664,176	99.9

	TOTAL PORTFOLIO	(Cost $1,783,198,941)	2,110,664,176	99.9
	OTHER ASSETS & LIABILITIES, NET		3,161,029	0.1
	NET ASSETS		$2,113,825,205	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2030 Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 23.1%
16,994,061	TIAA-CREF Bond Fund		$176,568,293	8.7%
16,568,933	TIAA-CREF Bond Plus Fund		174,305,174	8.5
11,520,033	TIAA-CREF High-Yield Fund		120,384,345	5.9
	TOTAL FIXED INCOME		471,257,812	23.1

INTERNATIONAL EQUITY — 23.1%
7,594,870	TIAA-CREF Emerging Markets Equity Fund		84,151,159	4.1
13,939,555	TIAA-CREF Enhanced International Equity Index Fund		118,765,008	5.8
2,482,951	TIAA-CREF Global Natural Resources Fund		24,581,211	1.2
10,783,918	TIAA-CREF International Equity Fund		125,416,971	6.2
10,852,333	TIAA-CREF International Opportunities Fund		118,941,564	5.8
	TOTAL INTERNATIONAL EQUITY		471,855,913	23.1

SHORT-TERM FIXED INCOME — 0.0%
180,361	TIAA-CREF Money Market Fund		180,361	0.0
	TOTAL SHORT-TERM FIXED INCOME		180,361	0.0

U.S. EQUITY — 53.7%
17,442,671	TIAA-CREF Enhanced Large-Cap Growth Index Fund		207,218,937	10.1
18,338,082	TIAA-CREF Enhanced Large-Cap Value Index Fund		200,802,003	9.8
13,264,565	TIAA-CREF Growth & Income Fund		173,102,573	8.5
13,278,075	TIAA-CREF Large-Cap Growth Fund		208,465,771	10.2
10,723,980	TIAA-CREF Large-Cap Value Fund		200,002,234	9.8
405,908	TIAA-CREF Mid-Cap Growth Fund		10,391,235	0.5
367,888	TIAA-CREF Mid-Cap Value Fund		8,788,839	0.4
4,381,214	TIAA-CREF Small-Cap Equity Fund		89,289,148	4.4
	TOTAL U.S. EQUITY		1,098,060,740	53.7
	TOTAL TIAA-CREF FUNDS	(Cost $1,675,546,902)	2,041,354,826	99.9

	TOTAL PORTFOLIO	(Cost $1,675,546,902)	2,041,354,826	99.9
	OTHER ASSETS & LIABILITIES, NET		3,011,623	0.1
	NET ASSETS		$2,044,366,449	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	35

Portfolio of investments (unaudited)

Lifecycle 2035 Fund  ■  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 15.1%
6,639,643	TIAA-CREF Bond Fund		$68,985,896	3.3%
11,839,189	TIAA-CREF Bond Plus Fund		124,548,266	6.0
11,565,832	TIAA-CREF High-Yield Fund		120,862,941	5.8
	TOTAL FIXED INCOME		314,397,103	15.1

INTERNATIONAL EQUITY — 25.5%
8,601,932	TIAA-CREF Emerging Markets Equity Fund		95,309,403	4.6
15,716,767	TIAA-CREF Enhanced International Equity Index Fund		133,906,851	6.4
2,766,025	TIAA-CREF Global Natural Resources Fund		27,383,645	1.3
12,159,880	TIAA-CREF International Equity Fund		141,419,406	6.8
12,170,202	TIAA-CREF International Opportunities Fund		133,385,415	6.4
	TOTAL INTERNATIONAL EQUITY		531,404,720	25.5

SHORT-TERM FIXED INCOME — 0.0%
186,382	TIAA-CREF Money Market Fund		186,382	0.0
	TOTAL SHORT-TERM FIXED INCOME		186,382	0.0

U.S. EQUITY — 59.2%
19,505,688	TIAA-CREF Enhanced Large-Cap Growth Index Fund		231,727,568	11.2
20,549,489	TIAA-CREF Enhanced Large-Cap Value Index Fund		225,016,909	10.8
14,847,728	TIAA-CREF Growth & Income Fund		193,762,847	9.3
14,886,876	TIAA-CREF Large-Cap Growth Fund		233,723,952	11.2
12,022,890	TIAA-CREF Large-Cap Value Fund		224,226,904	10.8
485,246	TIAA-CREF Mid-Cap Growth Fund		12,422,293	0.6
440,807	TIAA-CREF Mid-Cap Value Fund		10,530,879	0.5
4,920,089	TIAA-CREF Small-Cap Equity Fund		100,271,420	4.8
	TOTAL U.S. EQUITY		1,231,682,772	59.2
	TOTAL TIAA-CREF FUNDS	(Cost $1,662,978,680)	2,077,670,977	99.8

	TOTAL PORTFOLIO	(Cost $1,662,978,680)	2,077,670,977	99.8
	OTHER ASSETS & LIABILITIES, NET		3,419,372	0.2
	NET ASSETS		$2,081,090,349	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2040 Fund  ■  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 9.8%
10,394,856	TIAA-CREF Bond Plus Fund		$109,353,885	3.9%
15,594,220	TIAA-CREF High-Yield Fund		162,959,594	5.9
	TOTAL FIXED INCOME		272,313,479	9.8

INTERNATIONAL EQUITY — 27.2%
12,108,914	TIAA-CREF Emerging Markets Equity Fund		134,166,769	4.8
22,324,161	TIAA-CREF Enhanced International Equity Index Fund		190,201,849	6.9
3,944,161	TIAA-CREF Global Natural Resources Fund		39,047,194	1.4
17,303,881	TIAA-CREF International Equity Fund		201,244,131	7.3
17,156,467	TIAA-CREF International Opportunities Fund		188,034,877	6.8
	TOTAL INTERNATIONAL EQUITY		752,694,820	27.2

SHORT-TERM FIXED INCOME — 0.0%
273,254	TIAA-CREF Money Market Fund		273,254	0.0
	TOTAL SHORT-TERM FIXED INCOME		273,254	0.0

U.S. EQUITY — 62.9%
27,651,022	TIAA-CREF Enhanced Large-Cap Growth Index Fund		328,494,140	11.8
29,091,097	TIAA-CREF Enhanced Large-Cap Value Index Fund		318,547,507	11.5
21,063,219	TIAA-CREF Growth & Income Fund		274,875,013	9.9
21,091,628	TIAA-CREF Large-Cap Growth Fund		331,138,555	11.9
17,024,864	TIAA-CREF Large-Cap Value Fund		317,513,713	11.4
701,512	TIAA-CREF Mid-Cap Growth Fund		17,958,715	0.7
636,577	TIAA-CREF Mid-Cap Value Fund		15,207,820	0.6
6,950,476	TIAA-CREF Small-Cap Equity Fund		141,650,700	5.1
	TOTAL U.S. EQUITY		1,745,386,163	62.9
	TOTAL TIAA-CREF FUNDS	(Cost $2,174,104,215)	2,770,667,716	99.9

	TOTAL PORTFOLIO	(Cost $2,174,104,215)	2,770,667,716	99.9
	OTHER ASSETS & LIABILITIES, NET		4,117,926	0.1
	NET ASSETS		$2,774,785,642	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	37

Portfolio of investments (unaudited)

Lifecycle 2045 Fund  ■  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 9.8%
2,986,397	TIAA-CREF Bond Plus Fund		$31,416,893	4.0%
4,427,170	TIAA-CREF High-Yield Fund		46,263,930	5.8
	TOTAL FIXED INCOME		77,680,823	9.8

INTERNATIONAL EQUITY — 27.2%
3,444,475	TIAA-CREF Emerging Markets Equity Fund		38,164,785	4.8
6,420,271	TIAA-CREF Enhanced International Equity Index Fund		54,700,707	6.9
1,119,456	TIAA-CREF Global Natural Resources Fund		11,082,617	1.4
4,945,388	TIAA-CREF International Equity Fund		57,514,859	7.3
4,873,926	TIAA-CREF International Opportunities Fund		53,418,224	6.8
	TOTAL INTERNATIONAL EQUITY		214,881,192	27.2

SHORT-TERM FIXED INCOME — 0.0%
73,286	TIAA-CREF Money Market Fund		73,286	0.0
	TOTAL SHORT-TERM FIXED INCOME		73,286	0.0

U.S. EQUITY — 62.7%
7,873,372	TIAA-CREF Enhanced Large-Cap Growth Index Fund		93,535,656	11.8
8,258,927	TIAA-CREF Enhanced Large-Cap Value Index Fund		90,435,249	11.4
5,978,326	TIAA-CREF Growth & Income Fund		78,017,155	9.9
5,967,899	TIAA-CREF Large-Cap Growth Fund		93,696,009	11.9
4,833,320	TIAA-CREF Large-Cap Value Fund		90,141,421	11.4
198,547	TIAA-CREF Mid-Cap Growth Fund		5,082,799	0.6
180,842	TIAA-CREF Mid-Cap Value Fund		4,320,316	0.6
1,976,700	TIAA-CREF Small-Cap Equity Fund		40,285,153	5.1
	TOTAL U.S. EQUITY		495,513,758	62.7
	TOTAL TIAA-CREF FUNDS	(Cost $623,145,500)	788,149,059	99.7

	TOTAL PORTFOLIO	(Cost $623,145,500)	788,149,059	99.7
	OTHER ASSETS & LIABILITIES, NET		2,297,197	0.3
	NET ASSETS		$790,446,256	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle 2050 Fund  ■  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 9.8%
1,657,259	TIAA-CREF Bond Plus Fund		$17,434,365	4.0%
2,460,378	TIAA-CREF High-Yield Fund		25,710,945	5.8
	TOTAL FIXED INCOME		43,145,310	9.8

INTERNATIONAL EQUITY — 27.2%
1,913,682	TIAA-CREF Emerging Markets Equity Fund		21,203,599	4.8
3,559,240	TIAA-CREF Enhanced International Equity Index Fund		30,324,721	6.9
622,132	TIAA-CREF Global Natural Resources Fund		6,159,108	1.4
2,744,942	TIAA-CREF International Equity Fund		31,923,673	7.3
2,710,335	TIAA-CREF International Opportunities Fund		29,705,276	6.8
	TOTAL INTERNATIONAL EQUITY		119,316,377	27.2

SHORT-TERM FIXED INCOME — 0.0%
40,285	TIAA-CREF Money Market Fund		40,285	0.0
	TOTAL SHORT-TERM FIXED INCOME		40,285	0.0

U.S. EQUITY — 62.7%
4,376,195	TIAA-CREF Enhanced Large-Cap Growth Index Fund		51,989,194	11.8
4,589,858	TIAA-CREF Enhanced Large-Cap Value Index Fund		50,258,947	11.4
3,322,424	TIAA-CREF Growth & Income Fund		43,357,627	9.9
3,315,510	TIAA-CREF Large-Cap Growth Fund		52,053,508	11.9
2,686,094	TIAA-CREF Large-Cap Value Fund		50,095,654	11.4
110,316	TIAA-CREF Mid-Cap Growth Fund		2,824,087	0.6
101,107	TIAA-CREF Mid-Cap Value Fund		2,415,440	0.6
1,098,316	TIAA-CREF Small-Cap Equity Fund		22,383,685	5.1
	TOTAL U.S. EQUITY		275,378,142	62.7
	TOTAL TIAA-CREF FUNDS	(Cost $348,500,241)	437,880,114	99.7

	TOTAL PORTFOLIO	(Cost $348,500,241)	437,880,114	99.7
	OTHER ASSETS & LIABILITIES, NET		1,342,931	0.3
	NET ASSETS		$439,223,045	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	39

Portfolio of investments (unaudited)

Lifecycle 2055 Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.7% (a)

FIXED INCOME — 9.9%
209,161	TIAA-CREF Bond Plus Fund		$2,200,373	4.0%
311,591	TIAA-CREF High-Yield Fund		3,256,129	5.9
	TOTAL FIXED INCOME		5,456,502	9.9

INTERNATIONAL EQUITY — 27.2%
241,240	TIAA-CREF Emerging Markets Equity Fund		2,672,945	4.8
453,391	TIAA-CREF Enhanced International Equity Index Fund		3,862,891	7.0
78,298	TIAA-CREF Global Natural Resources Fund		775,155	1.4
346,827	TIAA-CREF International Equity Fund		4,033,602	7.5
341,048	TIAA-CREF International Opportunities Fund		3,737,881	6.7
	TOTAL INTERNATIONAL EQUITY		15,082,474	27.2

SHORT-TERM FIXED INCOME — 0.0%
4,372	TIAA-CREF Money Market Fund		4,372	0.0
	TOTAL SHORT-TERM FIXED INCOME		4,372	0.0

U.S. EQUITY — 62.6%
551,481	TIAA-CREF Enhanced Large-Cap Growth Index Fund		6,551,593	11.8
577,654	TIAA-CREF Enhanced Large-Cap Value Index Fund		6,325,312	11.4
418,144	TIAA-CREF Growth & Income Fund		5,456,775	9.9
416,533	TIAA-CREF Large-Cap Growth Fund		6,539,565	11.8
338,057	TIAA-CREF Large-Cap Value Fund		6,304,762	11.4
13,980	TIAA-CREF Mid-Cap Growth Fund		357,892	0.7
12,638	TIAA-CREF Mid-Cap Value Fund		301,923	0.5
138,324	TIAA-CREF Small-Cap Equity Fund		2,819,035	5.1
	TOTAL U.S. EQUITY		34,656,857	62.6
	TOTAL TIAA-CREF FUNDS	(Cost $47,094,416)	55,200,205	99.7

	TOTAL PORTFOLIO	(Cost $47,094,416)	55,200,205	99.7
	OTHER ASSETS & LIABILITIES, NET		151,094	0.3
	NET ASSETS		$55,351,299	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	41

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Funds  ■  November 30, 2013

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

ASSETS
Affiliated investments, at value‡	$254,646,387	$997,624,004	$1,545,766,573	$2,133,393,216	$2,110,664,176	$2,041,354,826
Cash	796,557	2,876,016	5,279,527	6,630,696	6,174,387	6,035,872
Receivable from Fund shares sold	324,320	933,080	1,846,884	3,065,620	2,209,459	2,064,863
Dividends and interest receivable	266,391	992,232	1,434,250	1,762,965	1,566,321	1,285,857
Due from affiliates	5,889	17,804	26,732	36,267	35,773	34,634
Other	4,142	24,545	32,900	39,930	38,032	36,320
Total assets	256,043,686	1,002,467,681	1,554,386,866	2,144,928,694	2,120,688,148	2,050,812,372

LIABILITIES
Management fees payable	3,479	13,630	21,095	29,084	28,767	27,807
Service agreement fees payable	3,420	15,126	22,871	29,635	28,430	25,316
Distribution fees payable	13,344	17,068	27,089	40,401	38,538	40,761
Due to affiliates	3,462	14,037	21,624	28,989	28,585	27,483
Payable for securities transactions	761,750	2,701,750	5,068,500	7,206,500	6,578,000	6,212,750
Payable for Fund shares redeemed	16,415	37,711	–	–	45,861	–
Accrued expenses and other payables	9,382	64,012	91,362	121,437	114,762	111,806
Total liabilities	811,252	2,863,334	5,252,541	7,456,046	6,862,943	6,445,923

NET ASSETS	$255,232,434	$999,604,347	$1,549,134,325	$2,137,472,648	$2,113,825,205	$2,044,366,449

NET ASSETS CONSIST OF:
Paid-in-capital	$224,638,444	$842,896,793	$1,308,171,246	$1,764,673,049	$1,701,957,577	$1,602,042,834
Undistributed net investment income (loss)	456,309	12,748,010	13,258,144	15,769,723	13,780,571	11,096,308
Accumulated net realized gain (loss) on total investments	(1,074,277)	(8,144,903)	54,358,522	69,795,848	70,621,822	65,419,383
Net unrealized appreciation (depreciation) on total investments	31,211,958	152,104,447	173,346,413	287,234,028	327,465,235	365,807,924

NET ASSETS	$255,232,434	$999,604,347	$1,549,134,325	$2,137,472,648	$2,113,825,205	$2,044,366,449

RETIREMENT CLASS:
Net assets	$100,246,490	$442,909,242	$670,616,040	$869,364,607	$833,660,470	$743,193,580
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,978,278	33,504,920	51,989,363	66,135,705	62,690,921	55,356,328
Net asset value per share	$11.17	$13.22	$12.90	$13.15	$13.30	$13.43

INSTITUTIONAL CLASS:
Net assets	$80,147,787	$410,261,006	$645,735,381	$916,619,208	$943,070,803	$946,543,083
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,163,643	35,229,310	58,002,134	82,287,133	84,348,258	84,904,925
Net asset value per share	$11.19	$11.65	$11.13	$11.14	$11.18	$11.15

RETAIL CLASS:
Net assets	$56,095,132	$–	$–	$–	$–	$–
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,019,612	–	–	–	–	–
Net asset value per share	$11.18	$–	$–	$–	$–	$–

PREMIER CLASS:
Net assets	$18,743,025	$146,434,099	$232,782,904	$351,488,833	$337,093,932	$354,629,786
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,675,970	12,611,573	20,997,345	31,636,642	30,268,217	31,945,366
Net asset value per share	$11.18	$11.61	$11.09	$11.11	$11.14	$11.10
‡ Affiliated investments, cost	$223,434,429	$845,519,557	$1,372,420,160	$1,846,159,188	$1,783,198,941	$1,675,546,902

42	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	43

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  November 30, 2013

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

ASSETS
Affiliated investments, at value‡	$2,077,670,977	$2,770,667,716	$788,149,059	$437,880,114	$55,200,205
Cash	7,370,255	9,125,206	4,158,782	2,181,479	338,500
Receivable from Fund shares sold	2,477,221	2,875,121	1,931,270	1,135,426	176,074
Dividends and interest receivable	958,488	972,774	274,773	152,526	18,979
Due from affiliates	35,222	46,450	14,286	8,556	2,212
Other	36,238	51,332	8,520	4,549	383
Total assets	2,088,548,401	2,783,738,599	794,536,690	441,362,650	55,736,353

LIABILITIES
Management fees payable	28,283	37,720	10,701	5,947	747
Service agreement fees payable	24,817	33,916	9,378	5,335	934
Distribution fees payable	40,604	58,023	15,103	8,931	1,025
Due to affiliates	27,998	37,347	10,075	5,553	581
Payable for securities transactions	7,224,500	8,646,250	4,020,000	2,104,250	356,000
Payable for Fund shares redeemed	–	–	–	–	–
Accrued expenses and other payables	111,850	139,701	25,177	9,589	25,767
Total liabilities	7,458,052	8,952,957	4,090,434	2,139,605	385,054

NET ASSETS	$2,081,090,349	$2,774,785,642	$790,446,256	$439,223,045	$55,351,299

NET ASSETS CONSIST OF:
Paid-in-capital	$1,586,214,419	$2,071,096,549	$618,281,291	$346,738,367	$47,197,165
Undistributed net investment income (loss)	8,370,384	8,697,765	2,302,532	1,261,653	122,131
Accumulated net realized gain (loss) on total investments	71,813,249	98,427,827	4,858,874	1,843,152	(73,786)
Net unrealized appreciation (depreciation) on total investments	414,692,297	596,563,501	165,003,559	89,379,873	8,105,789

NET ASSETS	$2,081,090,349	$2,774,785,642	$790,446,256	$439,223,045	$55,351,299

RETIREMENT CLASS:
Net assets	$729,159,502	$996,683,561	$276,438,988	$157,229,116	$27,628,108
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	53,033,252	70,715,061	25,106,736	14,330,914	2,261,675
Net asset value per share	$13.75	$14.09	$11.01	$10.97	$12.22

INSTITUTIONAL CLASS:
Net assets	$994,707,166	$1,270,812,821	$377,701,662	$202,710,472	$18,704,937
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	88,170,026	111,258,114	34,074,602	18,352,656	1,526,638
Net asset value per share	$11.28	$11.42	$11.08	$11.05	$12.25

RETAIL CLASS:
Net assets	$–	$–	$–	$–	$–
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	–	–	–	–	–
Net asset value per share	$–	$–	$–	$–	$–

PREMIER CLASS:
Net assets	$357,223,681	$507,289,260	$136,305,606	$79,283,457	$9,018,254
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	31,748,248	44,543,156	12,341,035	7,200,079	737,624
Net asset value per share	$11.25	$11.39	$11.04	$11.01	$12.23
‡ Affiliated investments, cost	$1,662,978,680	$2,174,104,215	$623,145,500	$348,500,241	$47,094,416

44	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	45

Statements of operations (unaudited)

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2013

	Lifecycle Retirement Income Fund	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$1,788,222	$6,584,681	$9,276,181	$11,133,370	$9,722,215	$7,969,169
Total income	1,788,222	6,584,681	9,276,181	11,133,370	9,722,215	7,969,169

EXPENSES
Management fees	118,111	474,673	727,606	977,010	962,493	925,707
Shareholder servicing — Retirement Class	122,822	552,788	827,475	1,063,477	1,005,307	908,775
Shareholder servicing — Institutional Class	266	420	492	598	609	622
Shareholder servicing — Retail Class	9,882	–	–	–	–	–
Shareholder servicing — Premier Class	123	183	220	260	258	260
Distribution fees — Retirement Class	24,525	110,462	165,371	212,555	200,919	181,622
Distribution fees — Retail Class	64,932	–	–	–	–	–
Distribution fees — Premier Class	11,730	95,993	154,121	217,226	212,362	218,305
Registration fees	13,572	13,257	13,407	15,384	12,186	13,884
Shareholder reports	12,918	48,123	67,622	87,035	86,507	83,592
Professional fees	12,182	14,119	15,806	17,416	17,380	17,085
Custody and accounting fees	7,908	6,378	6,377	6,377	6,377	6,363
Fund administration fees	5,704	22,577	34,998	46,511	46,060	44,258
Compliance fees	4,051	16,300	25,082	33,591	33,142	31,843
Trustee fees and expenses	1,155	4,538	6,937	9,346	9,241	8,902
Other expenses	22,078	23,871	33,302	44,382	45,052	44,642
Total expenses	431,959	1,383,682	2,078,816	2,731,168	2,637,893	2,485,860
Less: Expenses reimbursed by the investment adviser	(89,763)	(149,951)	(204,838)	(261,973)	(257,652)	(252,504)
Fee waiver by investment adviser and TPIS	(142,636)	(585,136)	(892,976)	(1,189,565)	(1,163,412)	(1,107,328)
Net expenses	199,560	648,595	981,002	1,279,630	1,216,829	1,126,028

Net Investment income (loss)	1,588,662	5,936,086	8,295,179	9,853,740	8,505,386	6,843,141

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	(209,523)	5,757,445	30,696,972	35,505,956	34,861,916	31,243,074
Net realized gain (loss) from investments	(209,523)	5,757,445	30,696,972	35,505,956	34,861,916	31,243,074
Net change in unrealized appreciation (depreciation) from affiliated investments	9,627,897	40,619,394	52,753,481	99,663,030	119,716,207	137,606,985
Net realized and unrealized gain (loss) from investments	9,418,374	46,376,839	83,450,453	135,168,986	154,578,123	168,850,059
Net increase (decrease) in net assets from operations	$11,007,036	$52,312,925	$91,745,632	$145,022,726	$163,083,509	$175,693,200

46	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	47

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Funds  ■  For the period ended November 30, 2013

	Lifecycle 2035 Fund	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle 2055 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$6,363,316	$7,025,033	$1,893,137	$1,043,369	$116,393
Total income	6,363,316	7,025,033	1,893,137	1,043,369	116,393

EXPENSES
Management fees	941,128	1,257,551	340,133	187,581	21,089
Shareholder servicing — Retirement Class	889,980	1,231,822	327,625	186,434	27,688
Shareholder servicing — Institutional Class	644	756	381	313	208
Shareholder servicing — Premier Class	257	319	164	142	142
Distribution fees — Retirement Class	177,878	246,224	65,455	37,222	5,491
Distribution fees — Premier Class	218,839	311,256	76,512	43,249	4,612
Registration fees	13,090	13,688	10,689	9,724	10,202
Shareholder reports	87,077	116,270	38,691	25,225	7,862
Professional fees	17,200	19,112	13,855	12,779	11,346
Custody and accounting fees	6,363	6,350	6,298	6,297	6,245
Fund administration fees	45,118	60,044	16,119	8,874	1,073
Compliance fees	32,427	43,257	11,723	6,470	745
Trustee fees and expenses	9,088	12,056	3,292	1,863	196
Other expenses	45,008	48,715	33,051	26,072	16,891
Total expenses	2,484,097	3,367,420	943,988	552,245	113,790
Less: Expenses reimbursed by the investment adviser	(257,265)	(322,214)	(134,899)	(98,175)	(55,045)
Fee waiver by investment adviser and TPIS	(1,119,006)	(1,503,775)	(405,588)	(224,803)	(26,580)
Net expenses	1,107,826	1,541,431	403,501	229,267	32,165

Net Investment income (loss)	5,255,490	5,483,602	1,489,636	814,102	84,228

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	36,003,283	49,339,722	1,300,913	682,412	1,039
Realized gain (loss) from sale of unaffiliated investments	–	–	–	–	1,574
Net realized gain (loss) from investments	36,003,283	49,339,722	1,300,913	682,412	2,613
Net change in unrealized appreciation (depreciation) from affiliated investments	155,652,403	223,189,845	73,572,515	40,630,398	4,775,715
Net realized and unrealized gain (loss) from investments	191,655,686	272,529,567	74,873,428	41,312,810	4,778,328
Net increase (decrease) in net assets from operations	$196,911,176	$278,013,169	$76,363,064	$42,126,912	$4,862,556

48	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	49

Statements of changes in net assets

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle Retirement Income Fund		Lifecycle 2010 Fund		Lifecycle 2015 Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$1,588,662	$3,285,436	$5,936,086	$15,678,192	$8,295,179	$22,728,842
Net realized gain (loss) from investments		(209,523)	3,351,973	5,757,445	10,916,018	30,696,972	57,079,202
Net change in unrealized appreciation (depreciation) from affiliated investments		9,627,897	12,773,975	40,619,394	82,163,855	52,753,481	94,452,649
Net increase (decrease) in net assets from operations		11,007,036	19,411,384	52,312,925	108,758,065	91,745,632	174,260,693

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(593,223)	(2,009,335)	–	(9,841,955)	–	(13,751,415)
	Institutional Class	(500,788)	(1,183,202)	–	(7,802,195)	–	(12,174,502)
	Retail Class	(310,199)	(937,459)	–	–	–	–
	Premier Class	(96,844)	(237,163)	–	(2,977,204)	–	(4,820,594)
From realized gains:	Retirement Class	–	(470,385)	–	(651,943)	–	(13,566,213)
	Institutional Class	–	(259,840)	–	(464,074)	–	(10,822,556)
	Retail Class	–	(218,859)	–	–	–	–
	Premier Class	–	(49,974)	–	(186,226)	–	(4,497,044)
Total distributions		(1,501,054)	(5,366,217)	–	(21,923,597)	–	(59,632,324)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	13,099,834	33,557,848	24,503,304	69,548,541	45,500,350	106,456,355
	Institutional Class	19,264,684	35,950,645	62,722,485	118,177,397	90,557,621	176,894,470
	Retail Class	11,353,232	19,650,981	–	–	–	–
	Premier Class	7,539,874	11,528,312	33,835,401	44,150,271	53,530,493	66,397,789
Reinvestments of distributions:	Retirement Class	593,223	2,479,720	–	10,493,898	–	27,317,628
	Institutional Class	500,788	1,443,042	–	8,266,269	–	22,997,058
	Retail Class	298,783	1,116,843	–	–	–	–
	Premier Class	96,844	287,137	–	3,163,430	–	9,317,638
Redemptions:	Retirement Class	(16,640,242)	(15,479,961)	(54,082,194)	(110,700,105)	(71,635,410)	(114,133,766)
	Institutional Class	(8,054,226)	(7,617,854)	(27,079,459)	(28,412,394)	(20,707,306)	(30,681,911)
	Retail Class	(7,780,731)	(5,064,329)	–	–	–	–
	Premier Class	(3,215,205)	(8,277,414)	(20,999,403)	(30,485,051)	(31,753,391)	(46,044,402)
Net increase (decrease) from shareholder transactions		17,056,858	69,574,970	18,900,134	84,202,256	65,492,357	218,520,859
Net increase (decrease) in net assets		26,562,840	83,620,137	71,213,059	171,036,724	157,237,989	333,149,228
NET ASSETS
Beginning of period		228,669,594	145,049,457	928,391,288	757,354,564	1,391,896,336	1,058,747,108
End of period		$255,232,434	$228,669,594	$999,604,347	$928,391,288	$1,549,134,325	$1,391,896,336
Undistributed net investment income (loss) included in net assets		$456,309	$368,701	$12,748,010	$6,811,924	$13,258,144	$4,962,965

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	1,213,045	3,211,714	1,926,303	5,759,598	3,688,240	9,053,050
	Institutional Class	1,775,240	3,411,029	5,626,796	11,088,806	8,533,544	17,384,958
	Retail Class	1,049,062	1,877,850	–	–	–	–
	Premier Class	696,866	1,098,579	3,016,192	4,199,917	5,043,539	6,612,826
Shares reinvested:	Retirement Class	55,704	240,270	–	879,623	–	2,383,737
	Institutional Class	46,915	139,439	–	788,766	–	2,329,996
	Retail Class	28,017	108,092	–	–	–	–
	Premier Class	9,076	27,777	–	302,142	–	946,914
Shares redeemed:	Retirement Class	(1,549,140)	(1,494,137)	(4,251,935)	(9,196,075)	(5,774,566)	(9,764,488)
	Institutional Class	(745,054)	(730,512)	(2,416,488)	(2,670,158)	(1,940,311)	(3,019,523)
	Retail Class	(724,330)	(484,959)	–	–	–	–
	Premier Class	(299,201)	(799,507)	(1,907,782)	(2,893,192)	(3,031,587)	(4,579,312)
Net increase (decrease) from shareholder transactions		1,556,200	6,605,635	1,993,086	8,259,427	6,518,859	21,348,158

50	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	51

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2020 Fund		Lifecycle 2025 Fund		Lifecycle 2030 Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$9,853,740	$29,301,801	$8,505,386	$28,418,355	$6,843,141	$26,758,851
Net realized gain (loss) from investments		35,505,956	69,966,279	34,861,916	66,145,749	31,243,074	63,605,466
Net change in unrealized appreciation (depreciation) from affiliated investments		99,663,030	153,337,089	119,716,207	177,167,953	137,606,985	193,998,950
Net increase (decrease) in net assets from operations		145,022,726	252,605,169	163,083,509	271,732,057	175,693,200	284,363,267

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(16,360,263)	–	(14,588,554)	–	(11,938,404)
	Institutional Class	–	(15,529,674)	–	(14,943,266)	–	(14,050,812)
	Premier Class	–	(6,109,797)	–	(5,691,955)	–	(5,204,901)
From realized gains:	Retirement Class	–	(15,600,376)	–	(14,416,758)	–	(13,727,575)
	Institutional Class	–	(13,288,033)	–	(13,174,317)	–	(14,248,271)
	Premier Class	–	(5,485,981)	–	(5,272,565)	–	(5,569,549)
Total distributions		–	(72,374,124)	–	(68,087,415)	–	(64,739,512)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	63,175,857	136,865,895	65,932,788	135,083,648	59,498,109	120,095,806
	Institutional Class	150,151,409	242,223,506	139,318,787	265,334,343	147,932,558	239,109,627
	Premier Class	99,933,040	90,489,375	82,481,007	93,734,536	95,789,797	91,094,222
Reinvestments of distributions:	Retirement Class	–	31,960,639	–	29,005,312	–	25,665,979
	Institutional Class	–	28,817,707	–	28,117,583	–	28,299,083
	Premier Class	–	11,595,778	–	10,964,520	–	10,774,450
Redemptions:	Retirement Class	(86,988,151)	(141,310,902)	(75,534,542)	(154,450,353)	(91,472,010)	(141,097,527)
	Institutional Class	(22,009,287)	(25,467,310)	(17,952,108)	(19,501,098)	(18,742,771)	(20,314,636)
	Premier Class	(36,359,304)	(52,924,571)	(34,568,323)	(51,143,432)	(37,344,977)	(46,980,536)
Net increase (decrease) from shareholder transactions		167,903,564	322,250,117	159,677,609	337,145,059	155,660,706	306,646,468
Net increase (decrease) in net assets		312,926,290	502,481,162	322,761,118	540,789,701	331,353,906	526,270,223
NET ASSETS
Beginning of period		1,824,546,358	1,322,065,196	1,791,064,087	1,250,274,386	1,713,012,543	1,186,742,320
End of period		$2,137,472,648	$1,824,546,358	$2,113,825,205	$1,791,064,087	$2,044,366,449	$1,713,012,543
Undistributed net investment income (loss) included in net assets		$15,769,723	$5,915,983	$13,780,571	$5,275,185	$11,096,308	$4,253,167

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	5,063,535	11,674,618	5,242,825	11,641,266	4,715,280	10,450,687
	Institutional Class	14,209,911	24,298,040	13,218,172	27,030,408	14,150,827	24,921,689
	Premier Class	9,413,716	9,211,564	7,802,528	9,720,546	9,144,181	9,660,338
Shares reinvested:	Retirement Class	–	2,793,762	–	2,560,045	–	2,289,560
	Institutional Class	–	2,980,114	–	2,959,745	–	3,046,188
	Premier Class	–	1,200,391	–	1,156,595	–	1,163,547
Shares redeemed:	Retirement Class	(6,911,763)	(12,118,283)	(5,955,412)	(13,323,149)	(7,187,463)	(12,303,991)
	Institutional Class	(2,062,539)	(2,537,841)	(1,681,986)	(1,981,077)	(1,772,023)	(2,096,893)
	Premier Class	(3,492,079)	(5,384,126)	(3,350,697)	(5,317,749)	(3,659,571)	(5,041,424)
Net increase (decrease) from shareholder transactions		16,220,781	32,118,239	15,275,430	34,446,630	15,391,231	32,089,701

52	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	53

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2035 Fund		Lifecycle 2040 Fund		Lifecycle 2045 Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$5,255,490	$26,012,973	$5,483,602	$34,754,103	$1,489,636	$7,808,056
Net realized gain (loss) from investments		36,003,283	63,820,231	49,339,722	96,727,894	1,300,913	6,508,930
Net change in unrealized appreciation (depreciation) from affiliated investments		155,652,403	219,463,959	223,189,845	307,900,996	73,572,515	82,999,083
Net increase (decrease) in net assets from operations		196,911,176	309,297,163	278,013,169	439,382,993	76,363,064	97,316,069

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(10,548,495)	–	(14,620,990)	–	(3,528,542)
	Institutional Class	–	(13,168,729)	–	(16,677,329)	–	(3,595,504)
	Premier Class	–	(4,688,566)	–	(6,680,720)	–	(1,115,939)
From realized gains:	Retirement Class	–	(14,587,594)	–	(24,364,481)	–	(1,261,816)
	Institutional Class	–	(15,828,903)	–	(24,031,214)	–	(1,150,063)
	Premier Class	–	(5,983,726)	–	(10,222,077)	–	(378,641)
Total distributions		–	(64,806,013)	–	(96,596,811)	–	(11,030,505)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	58,078,071	117,309,066	58,472,483	139,615,974	38,335,647	76,960,196
	Institutional Class	148,442,884	261,819,167	191,735,677	310,501,375	80,064,896	116,487,983
	Premier Class	98,924,050	90,601,404	137,625,576	125,275,281	51,748,655	46,872,297
Reinvestments of distributions:	Retirement Class	–	25,136,089	–	38,985,471	–	4,790,358
	Institutional Class	–	28,997,632	–	40,708,543	–	4,745,567
	Premier Class	–	10,672,292	–	16,902,797	–	1,494,580
Redemptions:	Retirement Class	(94,413,921)	(157,524,313)	(144,135,292)	(225,657,075)	(38,359,557)	(27,629,834)
	Institutional Class	(22,290,666)	(15,192,002)	(25,088,563)	(20,894,456)	(5,660,285)	(4,739,057)
	Premier Class	(38,384,321)	(53,171,781)	(54,928,058)	(80,354,168)	(11,906,271)	(14,707,411)
Net increase (decrease) from shareholder transactions		150,356,097	308,647,554	163,681,823	345,083,742	114,223,085	204,274,679
Net increase (decrease) in net assets		347,267,273	553,138,704	441,694,992	687,869,924	190,586,149	290,560,243
NET ASSETS
Beginning of period		1,733,823,076	1,180,684,372	2,333,090,650	1,645,220,726	599,860,107	309,299,864
End of period		$2,081,090,349	$1,733,823,076	$2,774,785,642	$2,333,090,650	$790,446,256	$599,860,107
Undistributed net investment income (loss) included in net assets		$8,370,384	$3,114,894	$8,697,765	$3,214,163	$2,302,532	$812,896

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	4,521,886	10,179,501	4,449,951	11,957,868	3,732,469	8,486,458
	Institutional Class	14,126,518	27,430,238	18,079,336	32,443,440	7,749,831	12,727,428
	Premier Class	9,378,845	9,674,440	12,961,813	13,359,642	5,018,668	5,226,441
Shares reinvested:	Retirement Class	–	2,232,335	–	3,413,789	–	537,035
	Institutional Class	–	3,145,079	–	4,410,460	–	529,639
	Premier Class	–	1,158,772	–	1,833,275	–	167,179
Shares redeemed:	Retirement Class	(7,283,026)	(13,658,775)	(10,910,556)	(19,291,580)	(3,724,601)	(3,107,830)
	Institutional Class	(2,084,203)	(1,578,807)	(2,330,112)	(2,159,768)	(542,657)	(516,778)
	Premier Class	(3,745,038)	(5,708,300)	(5,325,827)	(8,610,932)	(1,191,634)	(1,664,124)
Net increase (decrease) from shareholder transactions		14,914,982	32,874,483	16,924,605	37,356,194	11,042,076	22,385,448

54	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	55

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Funds  ■  For the period or year ended

		Lifecycle 2050 Fund		Lifecycle 2055 Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$814,102	$4,226,498	$84,228	$375,667
Net realized gain (loss) from investments		682,412	3,471,406	2,613	228,760
Net change in unrealized appreciation (depreciation) from affiliated investments		40,630,398	45,126,701	4,775,715	4,334,104
Net increase (decrease) in net assets from operations		42,126,912	52,824,605	4,862,556	4,938,531

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(1,973,301)	–	(248,519)
	Institutional Class	–	(1,891,749)	–	(95,484)
	Premier Class	–	(594,378)	–	(49,915)
From realized gains:	Retirement Class	–	(643,268)	–	(90,555)
	Institutional Class	–	(552,922)	–	(31,142)
	Premier Class	–	(184,045)	–	(17,146)
Total distributions		–	(5,839,663)	–	(532,761)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	22,585,593	47,436,463	7,837,364	8,195,588
	Institutional Class	46,259,634	63,390,016	7,555,572	9,121,168
	Premier Class	33,470,919	24,830,700	4,381,078	3,322,087
Reinvestments of distributions:	Retirement Class	–	2,616,569	–	339,074
	Institutional Class	–	2,444,671	–	126,626
	Premier Class	–	778,423	–	67,061
Redemptions:	Retirement Class	(24,095,903)	(14,208,842)	(1,489,591)	(3,298,316)
	Institutional Class	(4,503,564)	(2,614,772)	(437,355)	(2,419,099)
	Premier Class	(4,859,695)	(9,563,861)	(627,455)	(722,702)
Net increase (decrease) from shareholder transactions		68,856,984	115,109,367	17,219,613	14,731,487
Net increase (decrease) in net assets		110,983,896	162,094,309	22,082,169	19,137,257
NET ASSETS
Beginning of period		328,239,149	166,144,840	33,269,130	14,131,873
End of period		$439,223,045	$328,239,149	$55,351,299	$33,269,130
Undistributed net investment income (loss) included in net assets		$1,261,653	$447,551	$122,131	$37,903

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	2,206,854	5,246,823	676,999	808,947
	Institutional Class	4,485,718	6,959,872	663,524	884,477
	Premier Class	3,270,841	2,782,595	381,525	330,832
Shares reinvested:	Retirement Class	–	294,327	–	34,250
	Institutional Class	–	273,760	–	12,778
	Premier Class	–	87,267	–	6,774
Shares redeemed:	Retirement Class	(2,367,668)	(1,605,652)	(131,045)	(321,147)
	Institutional Class	(434,923)	(285,436)	(37,429)	(227,033)
	Premier Class	(488,003)	(1,089,439)	(56,480)	(73,496)
Net increase (decrease) from shareholder transactions		6,672,819	12,664,117	1,497,094	1,456,382

56	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	57

Financial highlights

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total									Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss )	Less distributions from:		Total	Net asset			Net assets						Net
	period or		value,	investment		gain (loss )	from	Net	Net	dividends	value,			at end of						investment		Portfolio
	year ended		beginning of period	income (loss	)[a]	on total investments [f]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFECYCLE RETIREMENT INCOME FUND
Retirement Class:	11/30/13	§	$10.74	$0.07		$0.42	$0.49	$(0.06)	$–	$(0.06)	$11.17	4.64%[b]		$100,246		0.47%[c]		0.25%[c]		1.27%[c]		22%[b]
	5/31/13		9.88	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.74	12.00		99,400		0.48		0.25		1.77		19
	5/31/12		10.06	0.19		(0.10)	0.09	(0.27)	–	(0.27)	9.88	1.01		72,109		0.52		0.25		1.89		13
	5/31/11	†	9.41	0.13		0.69	0.82	(0.17)	–	(0.17)	10.06	8.78	[b]	57,288		0.53	[c]	0.25	[c]	1.93	[c]	7	[b]
	9/30/10		8.84	0.18		0.58	0.76	(0.19)	–	(0.19)	9.41	8.65		39,682		0.70		0.25		2.04		33
	9/30/09		8.65	0.21		0.19	0.40	(0.21)	–	(0.21)	8.84	4.86		19,384		1.01		0.25		2.59		38
	9/30/08	*	10.00	0.27		(1.30)	(1.03)	(0.32)	–	(0.32)	8.65	(10.49)[b]		4,800		1.79	[c]	0.25	[c]	3.81	[c]	26	[b]
Institutional Class:	11/30/13	§	10.76	0.08		0.43	0.51	(0.08)	–	(0.08)	11.19	4.76	[b]	80,148		0.17	[c]	0.00	[c]	1.51	[c]	22	[b]
	5/31/13		9.90	0.21		0.99	1.20	(0.28)	(0.06)	(0.34)	10.76	12.24		65,475		0.18		0.00		2.01		19
	5/31/12		10.08	0.21		(0.09)	0.12	(0.30)	–	(0.30)	9.90	1.27		32,323		0.22		0.00		2.18		13
	5/31/11	†	9.43	0.14		0.69	0.83	(0.18)	–	(0.18)	10.08	8.89	[b]	20,560		0.23	[c]	0.00	[c]	2.15	[c]	7	[b]
	9/30/10		8.85	0.21		0.58	0.79	(0.21)	–	(0.21)	9.43	9.01		11,111		0.41		0.00		2.27		33
	9/30/09		8.65	0.23		0.19	0.42	(0.22)	–	(0.22)	8.85	5.19		5,554		0.73		0.00		2.85		38
	9/30/08	*	10.00	0.29		(1.31)	(1.02)	(0.33)	–	(0.33)	8.65	(10.37)[b]		2,691		1.49	[c]	0.00	[c]	4.09	[c]	26	[b]
Retail Class:	11/30/13	§	10.75	0.07		0.43	0.50	(0.07)	–	(0.07)	11.18	4.64	[b]	56,095		0.46	[c]	0.25	[c]	1.26	[c]	22	[b]
	5/31/13		9.89	0.18		0.99	1.17	(0.25)	(0.06)	(0.31)	10.75	11.99		50,147		0.47		0.25		1.75		19
	5/31/12		10.07	0.19		(0.10)	0.09	(0.27)	–	(0.27)	9.89	1.03		31,296		0.47		0.25		1.90		13
	5/31/11	†	9.42	0.13		0.69	0.82	(0.17)	–	(0.17)	10.07	8.82	[b]	26,758		0.39	[c]	0.16	[c]	2.01	[c]	7	[b]
	9/30/10		8.85	0.19		0.58	0.77	(0.20)	–	(0.20)	9.42	8.76		16,652		0.55		0.15		2.14		33
	9/30/09		8.65	0.23		0.19	0.42	(0.22)	–	(0.22)	8.85	5.16		8,460		0.97		0.05		2.91		38
	9/30/08	*	10.00	0.27		(1.29)	(1.02)	(0.33)	–	(0.33)	8.65	(10.37)[b]		6,171		1.72	[c]	0.00	[c]	3.93	[c]	26	[b]
Premier Class:	11/30/13	§	10.75	0.07		0.43	0.50	(0.07)	–	(0.07)	11.18	4.69	[b]	18,743		0.32	[c]	0.15	[c]	1.35	[c]	22	[b]
	5/31/13		9.89	0.19		0.99	1.18	(0.26)	(0.06)	(0.32)	10.75	12.08		13,648		0.33		0.15		1.80		19
	5/31/12		10.08	0.20		(0.11)	0.09	(0.28)	–	(0.28)	9.89	1.03		9,322		0.37		0.15		2.00		13
	5/31/11	†	9.43	0.12		0.70	0.82	(0.17)	–	(0.17)	10.08	8.82	[b]	4,387		0.39	[c]	0.15	[c]	1.91	[c]	7	[b]
	9/30/10		8.85	0.17		0.61	0.78	(0.20)	–	(0.20)	9.43	8.86		1,453		0.58		0.15		1.91		33
	9/30/09	**	8.85	0.00	[d]	–	0.00 [d]	–	–	–	8.85	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	38

58	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	59

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data											Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total									Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss )	Less distributions from:		Total	Net asset			Net assets						Net
	period or		value,	investment		gain (loss )	from	Net	Net	dividends	value,			at end of						investment		Portfolio
	year ended		beginning of period	income (loss	)[a]	on total investments [f]	investment operations	investment income	realized gains	and distributions	end of period	Total return		period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFECYCLE 2010 FUND
Retirement Class:	11/30/13	§	$12.53	$0.07		$0.62	$0.69	$–	$–	$–	$13.22	5.51%[b]		$442,909		0.43%[c]		0.25%[c]		1.14%[c]		20%[b]
	5/31/13		11.26	0.22		1.34	1.56	(0.27)	(0.02)	(0.29)	12.53	13.94		448,911		0.43		0.25		1.79		18
	5/31/12		11.61	0.20		(0.26)	(0.06)	(0.29)	–	(0.29)	11.26	(0.40)		432,315		0.44		0.25		1.82		13
	5/31/11	†	10.76	0.15		0.96	1.11	(0.26)	–	(0.26)	11.61	10.51	[b]	498,029		0.45	[c]	0.25	[c]	1.97	[c]	8	[b]
	9/30/10		10.05	0.21		0.70	0.91	(0.20)	–	(0.20)	10.76	9.23		469,156		0.46		0.25		2.07		24
	9/30/09		10.06	0.24		0.05	0.29	(0.21)	(0.09)	(0.30)	10.05	3.36		395,514		0.51		0.25		2.74		60
	9/30/08		12.04	0.29		(1.87)	(1.58)	(0.34)	(0.06)	(0.40)	10.06	(13.59)		351,907		0.46		0.25		2.63		26
Institutional Class:	11/30/13	§	11.02	0.08		0.55	0.63	–	–	–	11.65	5.72	[b]	410,261		0.13	[c]	0.00	[c]	1.38	[c]	20	[b]
	5/31/13		9.94	0.21		1.19	1.40	(0.30)	(0.02)	(0.32)	11.02	14.21		352,956		0.13		0.00		1.99		18
	5/31/12		10.30	0.20		(0.24)	(0.04)	(0.32)	–	(0.32)	9.94	(0.23)		226,848		0.14		0.00		2.07		13
	5/31/11	†	9.58	0.14		0.87	1.01	(0.29)	–	(0.29)	10.30	10.76	[b]	102,505		0.15	[c]	0.00	[c]	2.17	[c]	8	[b]
	9/30/10		8.97	0.20		0.63	0.83	(0.22)	–	(0.22)	9.58	9.48		38,539		0.16		0.00		2.20		24
	9/30/09		9.02	0.23		0.05	0.28	(0.24)	(0.09)	(0.33)	8.97	3.63		17,753		0.21		0.00		2.88		60
	9/30/08		10.83	0.27		(1.66)	(1.39)	(0.36)	(0.06)	(0.42)	9.02	(13.37)		9,649		0.17		0.00		2.70		26
Premier Class:	11/30/13	§	11.00	0.07		0.54	0.61	–	–	–	11.61	5.55	[b]	146,434		0.28	[c]	0.15	[c]	1.24	[c]	20	[b]
	5/31/13		9.92	0.20		1.18	1.38	(0.28)	(0.02)	(0.30)	11.00	14.08		126,525		0.28		0.15		1.85		18
	5/31/12		10.28	0.19		(0.24)	(0.05)	(0.31)	–	(0.31)	9.92	(0.34)		98,192		0.29		0.15		1.92		13
	5/31/11	†	9.57	0.14		0.86	1.00	(0.29)	–	(0.29)	10.28	10.61	[b]	50,526		0.30	[c]	0.15	[c]	2.10	[c]	8	[b]
	9/30/10		8.97	0.14		0.68	0.82	(0.22)	–	(0.22)	9.57	9.32		27,054		0.31		0.15		1.50		24
	9/30/09	**	8.97	0.00	[d]	–	0.00 [d]	–	–	–	8.97	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	60

LIFECYCLE 2015 FUND
Retirement Class:	11/30/13	§	12.14	0.06		0.70	0.76	–	–	–	12.90	6.26	[b]	670,616		0.43	[c]	0.25	[c]	1.03	[c]	15	[b]
	5/31/13		10.98	0.21		1.48	1.69	(0.27)	(0.26)	(0.53)	12.14	15.67		656,220		0.43		0.25		1.78		13
	5/31/12		11.67	0.20		(0.41)	(0.21)	(0.27)	(0.21)	(0.48)	10.98	(1.55)		575,517		0.43		0.25		1.77		11
	5/31/11	†	10.67	0.14		1.11	1.25	(0.25)	–	(0.25)	11.67	11.87	[b]	661,257		0.45	[c]	0.25	[c]	1.92	[c]	5	[b]
	9/30/10		9.94	0.20		0.72	0.92	(0.19)	–	(0.19)	10.67	9.36		580,270		0.46		0.25		1.96		19
	9/30/09		9.99	0.22		(0.02)	0.20	(0.21)	(0.04)	(0.25)	9.94	2.49		456,392		0.51		0.25		2.55		34
	9/30/08		12.26	0.26		(2.14)	(1.88)	(0.32)	(0.07)	(0.39)	9.99	(15.83)		295,996		0.47		0.25		2.33		22
Institutional Class:	11/30/13	§	10.46	0.07		0.60	0.67	–	–	–	11.13	6.41	[b]	645,735		0.13	[c]	0.00	[c]	1.27	[c]	15	[b]
	5/31/13		9.54	0.20		1.28	1.48	(0.30)	(0.26)	(0.56)	10.46	15.85		537,761		0.13		0.00		1.99		13
	5/31/12		10.21	0.19		(0.35)	(0.16)	(0.30)	(0.21)	(0.51)	9.54	(1.26)		331,069		0.13		0.00		2.02		11
	5/31/11	†	9.37	0.14		0.98	1.12	(0.28)	–	(0.28)	10.21	12.11	[b]	150,938		0.15	[c]	0.00	[c]	2.13	[c]	5	[b]
	9/30/10		8.75	0.18		0.65	0.83	(0.21)	–	(0.21)	9.37	9.62		50,118		0.16		0.00		2.03		19
	9/30/09		8.84	0.20		(0.02)	0.18	(0.23)	(0.04)	(0.27)	8.75	2.66		18,419		0.21		0.00		2.57		34
	9/30/08		10.88	0.26		(1.89)	(1.63)	(0.34)	(0.07)	(0.41)	8.84	(15.57)		6,896		0.17		0.00		2.61		22
Premier Class:	11/30/13	§	10.42	0.06		0.61	0.67	–	–	–	11.09	6.43	[b]	232,783		0.28	[c]	0.15	[c]	1.12	[c]	15	[b]
	5/31/13		9.51	0.19		1.26	1.45	(0.28)	(0.26)	(0.54)	10.42	15.64		197,915		0.28		0.15		1.85		13
	5/31/12		10.19	0.18		(0.36)	(0.18)	(0.29)	(0.21)	(0.50)	9.51	(1.46)		152,161		0.28		0.15		1.84		11
	5/31/11	†	9.36	0.13		0.97	1.10	(0.27)	–	(0.27)	10.19	11.96	[b]	63,101		0.30	[c]	0.15	[c]	2.07	[c]	5	[b]
	9/30/10		8.75	0.12		0.69	0.81	(0.20)	–	(0.20)	9.36	9.47		31,743		0.31		0.15		1.36		19
	9/30/09	**	8.75	0.00	[d]	–	0.00 [d]	–	–	–	8.75	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	34

60	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	61

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized		Total									Ratios to average net assets
	For the		Net asset	Net		& unrealized		gain (loss )	Less distributions from:		Total	Net asset			Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss on total investments	) [f]	from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return		at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2020 FUND
Retirement Class:	11/30/13	§	$12.24	$0.06		$0.85		$0.91	$–	$–	$–	$13.15	7.43%[b]		$869,365		0.43%[c]		0.25%[c]		0.89%[c]		11%[b]
	5/31/13		10.84	0.21		1.68		1.89	(0.25)	(0.24)	(0.49)	12.24	17.78		832,093		0.43		0.25		1.79		12
	5/31/12		11.62	0.19		(0.55)		(0.36)	(0.25)	(0.17)	(0.42)	10.84	(2.85)		711,358		0.43		0.25		1.71		8
	5/31/11	†	10.47	0.14		1.24		1.38	(0.23)	(0.00)[d]	(0.23)	11.62	13.43	[b]	795,642		0.45	[c]	0.25	[c]	1.85	[c]	4	[b]
	9/30/10		9.74	0.18		0.72		0.90	(0.17)	–	(0.17)	10.47	9.36		672,342		0.46		0.25		1.80		16
	9/30/09		9.87	0.20		(0.11)		0.09	(0.17)	(0.05)	(0.22)	9.74	1.40		479,735		0.51		0.25		2.39		27
	9/30/08		12.48	0.23		(2.43)		(2.20)	(0.32)	(0.09)	(0.41)	9.87	(18.21)		277,700		0.48		0.25		2.05		20
Institutional Class:	11/30/13	§	10.36	0.06		0.72		0.78	–	–	–	11.14	7.53	[b]	916,619		0.13	[c]	0.00	[c]	1.14	[c]	11	[b]
	5/31/13		9.25	0.20		1.43		1.63	(0.28)	(0.24)	(0.52)	10.36	18.04		726,575		0.13		0.00		2.00		12
	5/31/12		9.99	0.18		(0.47)		(0.29)	(0.28)	(0.17)	(0.45)	9.25	(2.60)		419,753		0.13		0.00		1.98		8
	5/31/11	†	9.04	0.13		1.08		1.21	(0.26)	(0.00)[d]	(0.26)	9.99	13.64	[b]	175,206		0.15	[c]	0.00	[c]	2.06	[c]	4	[b]
	9/30/10		8.43	0.16		0.64		0.80	(0.19)	(0.00)[d]	(0.19)	9.04	9.63		51,076		0.16		0.00		1.86		16
	9/30/09		8.58	0.18		(0.09)		0.09	(0.19)	(0.05)	(0.24)	8.43	1.66		16,959		0.21		0.00		2.44		27
	9/30/08		10.89	0.22		(2.10)		(1.88)	(0.34)	(0.09)	(0.43)	8.58	(17.95)		5,618		0.19		0.00		2.26		20
Premier Class:	11/30/13	§	10.34	0.05		0.72		0.77	–	–	–	11.11	7.45	[b]	351,489		0.28	[c]	0.15	[c]	0.99	[c]	11	[b]
	5/31/13		9.23	0.18		1.44		1.62	(0.27)	(0.24)	(0.51)	10.34	17.92		265,878		0.28		0.15		1.86		12
	5/31/12		9.98	0.17		(0.48)		(0.31)	(0.27)	(0.17)	(0.44)	9.23	(2.80)		190,954		0.28		0.15		1.85		8
	5/31/11	†	9.04	0.13		1.07		1.20	(0.26)	0.00 [d]	(0.26)	9.98	13.47	[b]	84,846		0.30	[c]	0.15	[c]	2.00	[c]	4	[b]
	9/30/10		8.43	0.10		0.70		0.80	(0.19)	–	(0.19)	9.04	9.59		38,234		0.31		0.15		1.16		16
	9/30/09	**	8.43	0.00	[d]	–		0.00 [d]	–	–	–	8.43	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	27

LIFECYCLE 2025 FUND
Retirement Class:	11/30/13	§	12.25	0.05		1.00		1.05	–	–	–	13.30	8.57	[b]	833,660		0.43	[c]	0.25	[c]	0.76	[c]	10	[b]
	5/31/13		10.64	0.21		1.87		2.08	(0.24)	(0.23)	(0.47)	12.25	19.94		776,980		0.43		0.25		1.81		11
	5/31/12		11.52	0.18		(0.68)		(0.50)	(0.24)	(0.14)	(0.38)	10.64	(4.11)		665,020		0.43		0.25		1.65		7
	5/31/11	†	10.25	0.13		1.36		1.49	(0.22)	–	(0.22)	11.52	14.74	[b]	750,162		0.45	[c]	0.25	[c]	1.80	[c]	4	[b]
	9/30/10		9.51	0.16		0.74		0.90	(0.16)	–	(0.16)	10.25	9.55		630,705		0.46		0.25		1.67		15
	9/30/09		9.75	0.18		(0.21)		(0.03)	(0.15)	(0.06)	(0.21)	9.51	0.08		447,297		0.52		0.25		2.25		22
	9/30/08		12.62	0.20		(2.68)		(2.48)	(0.31)	(0.08)	(0.39)	9.75	(20.25)		246,043		0.49		0.25		1.74		17
Institutional Class:	11/30/13	§	10.29	0.05		0.84		0.89	–	–	–	11.18	8.65	[b]	943,071		0.13	[c]	0.00	[c]	1.01	[c]	10	[b]
	5/31/13		9.00	0.19		1.60		1.79	(0.27)	(0.23)	(0.50)	10.29	20.37		749,263		0.13		0.00		1.99		11
	5/31/12		9.83	0.18		(0.60)		(0.42)	(0.27)	(0.14)	(0.41)	9.00	(4.00)		403,396		0.13		0.00		1.94		7
	5/31/11	†	8.78	0.12		1.18		1.30	(0.25)	–	(0.25)	9.83	15.01	[b]	166,006		0.15	[c]	0.00	[c]	2.01	[c]	4	[b]
	9/30/10		8.17	0.14		0.65		0.79	(0.18)	–	(0.18)	8.78	9.76		50,809		0.16		0.00		1.72		15
	9/30/09		8.41	0.15		(0.16)		(0.01)	(0.17)	(0.06)	(0.23)	8.17	0.37		17,434		0.22		0.00		2.20		22
	9/30/08		10.93	0.16		(2.27)		(2.11)	(0.33)	(0.08)	(0.41)	8.41	(20.04)		5,096		0.19		0.00		1.69		17
Premier Class:	11/30/13	§	10.26	0.05		0.83		0.88	–	–	–	11.14	8.58	[b]	337,094		0.28	[c]	0.15	[c]	0.86	[c]	10	[b]
	5/31/13		8.98	0.18		1.58		1.76	(0.25)	(0.23)	(0.48)	10.26	20.14		264,821		0.28		0.15		1.86		11
	5/31/12		9.80	0.16		(0.58)		(0.42)	(0.26)	(0.14)	(0.40)	8.98	(4.01)		181,859		0.28		0.15		1.81		7
	5/31/11	†	8.76	0.12		1.16		1.28	(0.24)	–	(0.24)	9.80	14.88	[b]	84,577		0.30	[c]	0.15	[c]	1.99	[c]	4	[b]
	9/30/10		8.17	0.08		0.68		0.76	(0.17)	–	(0.17)	8.76	9.47		36,184		0.31		0.15		0.97		15
	9/30/09	**	8.17	0.00	[d]	–		0.00 [d]	–	–	–	8.17	0.00	[b]	250		220.71	[c]	0.15	[c]	0.00	[c]	22

62	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	63

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total								Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss )	Less distributions from:		Total	Net asset		Net assets						Net
	period or		value,	investment		gain (loss )	from	Net	Net	dividends	value,		at end of						investment		Portfolio
	year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [f]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2030 FUND
Retirement Class:	11/30/13	§	$12.25	$0.04		$1.14	$1.18	$ –	$ –	$ –	$13.43	9.63%[b]	$743,194		0.43%[c]		0.25%[c]		0.61%[c]		9%[b]
	5/31/13		10.44	0.20		2.07	2.27	(0.21)	(0.25)	(0.46)	12.25	22.15	708,355		0.43		0.25		1.78		12
	5/31/12		11.40	0.16		(0.79)	(0.63)	(0.22)	(0.11)	(0.33)	10.44	(5.40)	599,240		0.43		0.25		1.55		5
	5/31/11	†	10.01	0.12		1.48	1.60	(0.21)	–	(0.21)	11.40	16.12 [b]	717,292		0.45	[c]	0.25	[c]	1.68	[c]	4	[b]
	9/30/10		9.28	0.14		0.73	0.87	(0.14)	–	(0.14)	10.01	9.51	607,051		0.46		0.25		1.50		14
	9/30/09		9.65	0.16		(0.34)	(0.18)	(0.15)	(0.04)	(0.19)	9.28	(1.41)	429,188		0.52		0.25		2.03		18
	9/30/08		12.81	0.16		(2.91)	(2.75)	(0.32)	(0.09)	(0.41)	9.65	(22.21)	222,388		0.50		0.25		1.43		17
Institutional Class:	11/30/13	§	10.16	0.05		0.94	0.99	–	–	–	11.15	9.74 [b]	946,543		0.13	[c]	0.00	[c]	0.86	[c]	9	[b]
	5/31/13		8.73	0.19		1.73	1.92	(0.24)	(0.25)	(0.49)	10.16	22.50	736,779		0.13		0.00		1.97		12
	5/31/12		9.61	0.16		(0.68)	(0.52)	(0.25)	(0.11)	(0.36)	8.73	(5.25)	407,473		0.13		0.00		1.86		5
	5/31/11	†	8.47	0.11		1.26	1.37	(0.23)	–	(0.23)	9.61	16.41 [b]	166,564		0.15	[c]	0.00	[c]	1.89	[c]	4	[b]
	9/30/10		7.87	0.12		0.64	0.76	(0.16)	–	(0.16)	8.47	9.80	45,757		0.16		0.00		1.52		14
	9/30/09		8.22	0.14		(0.28)	(0.14)	(0.17)	(0.04)	(0.21)	7.87	(1.14)	15,396		0.22		0.00		2.10		18
	9/30/08		10.96	0.16		(2.48)	(2.32)	(0.33)	(0.09)	(0.42)	8.22	(21.99)	4,003		0.19		0.00		1.69		17
Premier Class:	11/30/13	§	10.12	0.04		0.94	0.98	–	–	–	11.10	9.68 [b]	354,630		0.28	[c]	0.15	[c]	0.71	[c]	9	[b]
	5/31/13		8.71	0.17		1.72	1.89	(0.23)	(0.25)	(0.48)	10.12	22.16	267,879		0.28		0.15		1.83		12
	5/31/12		9.58	0.15		(0.67)	(0.52)	(0.24)	(0.11)	(0.35)	8.71	(5.26)	180,029		0.28		0.15		1.74		5
	5/31/11	†	8.45	0.11		1.25	1.36	(0.23)	–	(0.23)	9.58	16.28 [b]	84,355		0.30	[c]	0.15	[c]	1.88	[c]	4	[b]
	9/30/10		7.87	0.06		0.68	0.74	(0.16)	–	(0.16)	8.45	9.50	32,600		0.31		0.15		0.75		14
	9/30/09	**	7.87	0.00	[d]	–	0.00 [d]	–	–	–	7.87	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	18

LIFECYCLE 2035 FUND
Retirement Class:	11/30/13	§	12.43	0.03		1.29	1.32	–	–	–	13.75	10.62 [b]	729,160		0.43	[c]	0.25	[c]	0.43	[c]	8	[b]
	5/31/13		10.42	0.20		2.26	2.46	(0.19)	(0.26)	(0.45)	12.43	24.12	693,253		0.43		0.25		1.74		12
	5/31/12		11.51	0.15		(0.94)	(0.79)	(0.20)	(0.10)	(0.30)	10.42	(6.68)	594,181		0.43		0.25		1.43		4
	5/31/11	†	9.96	0.11		1.63	1.74	(0.19)	–	(0.19)	11.51	17.68 [b]	716,085		0.45	[c]	0.25	[c]	1.56	[c]	7	[b]
	9/30/10		9.24	0.13		0.72	0.85	(0.13)	–	(0.13)	9.96	9.33	598,803		0.46		0.25		1.33		11
	9/30/09		9.68	0.14		(0.38)	(0.24)	(0.16)	(0.04)	(0.20)	9.24	(1.94)	421,832		0.51		0.25		1.83		15
	9/30/08		12.98	0.14		(3.05)	(2.91)	(0.31)	(0.08)	(0.39)	9.68	(23.10)	197,256		0.51		0.25		1.23		17
Institutional Class:	11/30/13	§	10.18	0.04		1.06	1.10	–	–	–	11.28	10.81 [b]	994,707		0.13	[c]	0.00	[c]	0.67	[c]	8	[b]
	5/31/13		8.61	0.18		1.87	2.05	(0.22)	(0.26)	(0.48)	10.18	24.45	775,166		0.13		0.00		1.90		12
	5/31/12		9.59	0.15		(0.80)	(0.65)	(0.23)	(0.10)	(0.33)	8.61	(6.55)	406,001		0.13		0.00		1.75		4
	5/31/11	†	8.34	0.11		1.36	1.47	(0.22)	–	(0.22)	9.59	17.84 [b]	170,381		0.15	[c]	0.00	[c]	1.76	[c]	7	[b]
	9/30/10		7.75	0.11		0.63	0.74	(0.15)	–	(0.15)	8.34	9.67	42,535		0.16		0.00		1.33		11
	9/30/09		8.16	0.12		(0.31)	(0.19)	(0.18)	(0.04)	(0.22)	7.75	(1.67)	14,247		0.21		0.00		1.85		15
	9/30/08		11.00	0.14		(2.57)	(2.43)	(0.33)	(0.08)	(0.41)	8.16	(22.94)	3,569		0.21		0.00		1.43		17
Premier Class:	11/30/13	§	10.16	0.03		1.06	1.09	–	–	–	11.25	10.73 [b]	357,224		0.28	[c]	0.15	[c]	0.52	[c]	8	[b]
	5/31/13		8.60	0.17		1.86	2.03	(0.21)	(0.26)	(0.47)	10.16	24.20	265,404		0.28		0.15		1.76		12
	5/31/12		9.57	0.14		(0.79)	(0.65)	(0.22)	(0.10)	(0.32)	8.60	(6.55)	180,502		0.28		0.15		1.63		4
	5/31/11	†	8.33	0.10		1.35	1.45	(0.21)	–	(0.21)	9.57	17.68 [b]	85,514		0.30	[c]	0.15	[c]	1.74	[c]	7	[b]
	9/30/10		7.75	0.04		0.69	0.73	(0.15)	–	(0.15)	8.33	9.50	37,314		0.31		0.15		0.51		11
	9/30/09	**	7.75	0.00	[d]	–	0.00 [d]	–	–	–	7.75	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	15

64	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	65

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total								Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss )	Less distributions from:		Total	Net asset		Net assets						Net
	period or		value,	investment		gain (loss )	from	Net	Net	dividends	value,		at end of						investment		Portfolio
	year		beginning	income		on total	investment	investment	realized	and	end of	Total	period		Gross		Net		income		turnover
	ended		of period	(loss	)[a]	investments [f]	operations	income	gains	distributions	period	return	(in thousands	)	expenses	[e]	expenses	[e]	(loss	)	rate

LIFECYCLE 2040 FUND
Retirement Class:	11/30/13	§	$12.66	$0.02		$1.41	$1.43	$ –	$ –	$ –	$14.09	11.30%[b]	$996,684		0.43%[c]		0.25%[c]		0.31%[c]		7%[b]
	5/31/13		10.57	0.20		2.40	2.60	(0.19)	(0.32)	(0.51)	12.66	25.10	977,063		0.43		0.25		1.69		13
	5/31/12		11.73	0.15		(0.99)	(0.84)	(0.20)	(0.12)	(0.32)	10.57	(7.00)	857,435		0.43		0.25		1.39		5
	5/31/11	†	10.14	0.11		1.68	1.79	(0.20)	–	(0.20)	11.73	17.81 [b]	1,070,202		0.45	[c]	0.25	[c]	1.54	[c]	8	[b]
	9/30/10		9.40	0.13		0.75	0.88	(0.14)	–	(0.14)	10.14	9.42	893,915		0.45		0.25		1.35		10
	9/30/09		9.83	0.14		(0.37)	(0.23)	(0.16)	(0.04)	(0.20)	9.40	(1.91)	639,490		0.50		0.25		1.82		14
	9/30/08		13.16	0.14		(3.09)	(2.95)	(0.31)	(0.07)	(0.38)	9.83	(23.09)	285,171		0.48		0.25		1.23		16
Institutional Class:	11/30/13	§	10.25	0.03		1.14	1.17	–	–	–	11.42	11.41 [b]	1,270,813		0.13	[c]	0.00	[c]	0.56	[c]	7	[b]
	5/31/13		8.65	0.18		1.96	2.14	(0.22)	(0.32)	(0.54)	10.25	25.40	978,672		0.13		0.00		1.88		13
	5/31/12		9.67	0.15		(0.82)	(0.67)	(0.23)	(0.12)	(0.35)	8.65	(6.71)	526,001		0.13		0.00		1.72		5
	5/31/11	†	8.40	0.11		1.38	1.49	(0.22)	–	(0.22)	9.67	18.01 [b]	221,307		0.15	[c]	0.00	[c]	1.76	[c]	8	[b]
	9/30/10		7.81	0.11		0.63	0.74	(0.15)	–	(0.15)	8.40	9.65	60,554		0.15		0.00		1.32		10
	9/30/09		8.21	0.12		(0.31)	(0.19)	(0.17)	(0.04)	(0.21)	7.81	(1.66)	21,359		0.20		0.00		1.84		14
	9/30/08		11.04	0.14		(2.58)	(2.44)	(0.32)	(0.07)	(0.39)	8.21	(22.87)	5,714		0.18		0.00		1.46		16
Premier Class:	11/30/13	§	10.22	0.02		1.15	1.17	–	–	–	11.39	11.45 [b]	507,289		0.28	[c]	0.15	[c]	0.41	[c]	7	[b]
	5/31/13		8.63	0.16		1.96	2.12	(0.21)	(0.32)	(0.53)	10.22	25.17	377,355		0.28		0.15		1.72		13
	5/31/12		9.66	0.14		(0.83)	(0.69)	(0.22)	(0.12)	(0.34)	8.63	(6.92)	261,785		0.28		0.15		1.61		5
	5/31/11	†	8.40	0.10		1.38	1.48	(0.22)	–	(0.22)	9.66	17.83 [b]	125,013		0.30	[c]	0.15	[c]	1.71	[c]	8	[b]
	9/30/10		7.81	0.04		0.70	0.74	(0.15)	–	(0.15)	8.40	9.61	49,852		0.31		0.15		0.50		10
	9/30/09	**	7.81	0.00	[d]	–	0.00 [d]	–	–	–	7.81	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	14

LIFECYCLE 2045 FUND
Retirement Class:	11/30/13	§	9.89	0.02		1.10	1.12	–	–	–	11.01	11.32 [b]	276,439		0.44	[c]	0.25	[c]	0.31	[c]	6	[b]
	5/31/13		8.10	0.15		1.86	2.01	(0.16)	(0.06)	(0.22)	9.89	25.07	248,237		0.45		0.25		1.68		9
	5/31/12		8.90	0.12		(0.76)	(0.64)	(0.16)	–	(0.16)	8.10	(7.03)	155,417		0.48		0.25		1.41		9
	5/31/11	†	7.70	0.08		1.27	1.35	(0.15)	–	(0.15)	8.90	17.65 [b]	130,113		0.49	[c]	0.25	[c]	1.45	[c]	8	[b]
	9/30/10		7.14	0.09		0.57	0.66	(0.10)	–	(0.10)	7.70	9.32	84,309		0.64		0.25		1.17		18
	9/30/09		7.56	0.07		(0.33)	(0.26)	(0.12)	(0.04)	(0.16)	7.14	(2.93)	30,587		0.98		0.25		1.21		8
	9/30/08	*	10.00	0.09		(2.31)	(2.22)	(0.22)	–	(0.22)	7.56	(22.69)[b]	3,287		6.60	[c]	0.25	[c]	1.38	[c]	27	[b]
Institutional Class:	11/30/13	§	9.94	0.03		1.11	1.14	–	–	–	11.08	11.47 [b]	377,702		0.14	[c]	0.00	[c]	0.56	[c]	6	[b]
	5/31/13		8.14	0.17		1.87	2.04	(0.18)	(0.06)	(0.24)	9.94	25.33	267,192		0.15		0.00		1.89		9
	5/31/12		8.94	0.14		(0.76)	(0.62)	(0.18)	–	(0.18)	8.14	(6.77)	115,021		0.17		0.00		1.68		9
	5/31/11	†	7.73	0.09		1.28	1.37	(0.16)	–	(0.16)	8.94	17.92 [b]	39,323		0.19	[c]	0.00	[c]	1.55	[c]	8	[b]
	9/30/10		7.16	0.09		0.59	0.68	(0.11)	–	(0.11)	7.73	9.58	7,970		0.35		0.00		1.29		18
	9/30/09		7.57	0.12		(0.37)	(0.25)	(0.12)	(0.04)	(0.16)	7.16	(2.68)	2,039		0.70		0.00		1.92		8
	9/30/08	*	10.00	0.15		(2.36)	(2.21)	(0.22)	–	(0.22)	7.57	(22.57)[b]	780		6.40	[c]	0.00	[c]	2.24	[c]	27	[b]
Premier Class:	11/30/13	§	9.92	0.02		1.10	1.12	–	–	–	11.04	11.29 [b]	136,306		0.29	[c]	0.15	[c]	0.40	[c]	6	[b]
	5/31/13		8.12	0.16		1.87	2.03	(0.17)	(0.06)	(0.23)	9.92	25.25	84,430		0.30		0.15		1.72		9
	5/31/12		8.92	0.13		(0.75)	(0.62)	(0.18)	–	(0.18)	8.12	(6.87)	38,862		0.32		0.15		1.53		9
	5/31/11	†	7.72	0.08		1.28	1.36	(0.16)	–	(0.16)	8.92	17.76 [b]	14,136		0.34	[c]	0.15	[c]	1.51	[c]	8	[b]
	9/30/10		7.16	0.06		0.61	0.67	(0.11)	–	(0.11)	7.72	9.39	2,975		0.50		0.15		0.79		18
	9/30/09	**	7.16	0.00	[d]	–	0.00 [d]	–	–	–	7.16	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	8

66	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	67

Financial highlights	continued

TIAA-CREF Lifecycle Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total								Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss )	Less distributions from:		Total	Net asset		Net assets						Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [f]	from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate

LIFECYCLE 2050 FUND
Retirement Class:	11/30/13	§	$9.86		$0.02	$1.09	$1.11	$ –	$ –	$ –	$10.97	11.26%[b]	$ 157,229		0.45%[c]		0.25%[c]		0.31%[c]		6%[b]
	5/31/13		8.07		0.15	1.85	2.00	(0.16)	(0.05)	(0.21)	9.86	25.07	142,830		0.47		0.25		1.66		8
	5/31/12		8.86		0.11	(0.74)	(0.63)	(0.16)	–	(0.16)	8.07	(6.97)	85,178		0.52		0.25		1.40		6
	5/31/11	†	7.71		0.08	1.28	1.36	(0.15)	(0.06)	(0.21)	8.86	17.79 [b]	69,466		0.53	[c]	0.25	[c]	1.44	[c]	8	[b]
	9/30/10		7.15		0.09	0.57	0.66	(0.10)	–	(0.10)	7.71	9.38	40,745		0.83		0.25		1.16		24
	9/30/09		7.62		0.08	(0.42)	(0.34)	(0.13)	(0.00)[d]	(0.13)	7.15	(4.08)	14,383		1.45		0.25		1.34		18
	9/30/08	*	10.00		0.11	(2.27)	(2.16)	(0.22)	–	(0.22)	7.62	(22.08)[b]	1,973		7.70	[c]	0.25	[c]	1.67	[c]	73	[b]
Institutional Class:	11/30/13	§	9.91		0.03	1.11	1.14	–	–	–	11.05	11.50 [b]	202,710		0.15	[c]	0.00	[c]	0.56	[c]	6	[b]
	5/31/13		8.11		0.17	1.86	2.03	(0.18)	(0.05)	(0.23)	9.91	25.33	141,731		0.17		0.00		1.89		8
	5/31/12		8.90		0.14	(0.75)	(0.61)	(0.18)	–	(0.18)	8.11	(6.72)	59,624		0.21		0.00		1.68		6
	5/31/11	†	7.75		0.09	1.28	1.37	(0.16)	(0.06)	(0.22)	8.90	17.89 [b]	19,661		0.24	[c]	0.00	[c]	1.56	[c]	8	[b]
	9/30/10		7.18		0.10	0.58	0.68	(0.11)	–	(0.11)	7.75	9.63	5,599		0.54		0.00		1.35		24
	9/30/09		7.64		0.12	(0.45)	(0.33)	(0.13)	(0.00)[d]	(0.13)	7.18	(3.81)	1,633		1.18		0.00		2.02		18
	9/30/08	*	10.00		0.15	(2.29)	(2.14)	(0.22)	–	(0.22)	7.64	(21.86)[b]	783		7.46	[c]	0.00	[c]	2.24	[c]	73	[b]
Premier Class:	11/30/13	§	9.89		0.02	1.10	1.12	–	–	–	11.01	11.32 [b]	79,283		0.30	[c]	0.15	[c]	0.40	[c]	6	[b]
	5/31/13		8.09		0.16	1.86	2.02	(0.17)	(0.05)	(0.22)	9.89	25.25	43,678		0.32		0.15		1.74		8
	5/31/12		8.89		0.12	(0.75)	(0.63)	(0.17)	–	(0.17)	8.09	(6.93)	21,343		0.36		0.15		1.53		6
	5/31/11	†	7.74		0.08	1.29	1.37	(0.16)	(0.06)	(0.22)	8.89	17.86 [b]	6,904		0.39	[c]	0.15	[c]	1.49	[c]	8	[b]
	9/30/10		7.18		0.08	0.59	0.67	(0.11)	–	(0.11)	7.74	9.45	1,100		0.70		0.15		1.09		24
	9/30/09	**	7.18		0.00 [d]	–	0.00 [d]	–	–	–	7.18	0.00 [b]	250		220.71	[c]	0.15	[c]	0.00	[c]	18

LIFECYCLE 2055 FUND
Retirement Class:	11/30/13	§	10.98		0.02	1.22	1.24	–	–	–	12.22	11.29 [b]	27,628		0.66	[c]	0.25	[c]	0.30	[c]	7	[b]
	5/31/13		8.99		0.16	2.06	2.22	(0.17)	(0.06)	(0.23)	10.98	25.06	18,835		0.81		0.25		1.64		26
	5/31/12		9.85		0.13	(0.81)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.79)	10,725		1.41		0.25		1.38		44
	5/31/11	‡	10.00		(0.00)[d]	(0.15)	(0.15)	–	–	–	9.85	(1.50)[b]	7,877		8.55	[c]	0.25	[c]	0.23	[c]	1	[b]
Institutional Class:	11/30/13	§	11.00		0.03	1.22	1.25	–	–	–	12.25	11.36 [b]	18,705		0.36	[c]	0.00	[c]	0.55	[c]	7	[b]
	5/31/13		9.00		0.18	2.07	2.25	(0.19)	(0.06)	(0.25)	11.00	25.40	9,903		0.51		0.00		1.79		26
	5/31/12		9.85		0.15	(0.81)	(0.66)	(0.19)	(0.00)[d]	(0.19)	9.00	(6.55)	2,072		1.12		0.00		1.61		44
	5/31/11	‡	10.00		(0.00)[d]	(0.15)	(0.15)	–	–	–	9.85	(1.50)[b]	985		8.94	[c]	0.00	[c]	0.47	[c]	1	[b]
Premier Class:	11/30/13	§	10.98		0.02	1.23	1.25	–	–	–	12.23	11.38 [b]	9,018		0.51	[c]	0.15	[c]	0.40	[c]	7	[b]
	5/31/13		8.99		0.17	2.06	2.23	(0.18)	(0.06)	(0.24)	10.98	25.19	4,531		0.66		0.15		1.72		26
	5/31/12		9.85		0.14	(0.82)	(0.68)	(0.18)	(0.00)[d]	(0.18)	8.99	(6.73)	1,335		1.28		0.15		1.50		44
	5/31/11	‡	10.00		(0.00)[d]	(0.15)	(0.15)	–	–	–	9.85	(1.50)[b]	985		9.09	[c]	0.15	[c]	0.32	[c]	1	[b]

68	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	69

Financial highlights	concluded

TIAA-CREF Lifecycle Funds

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[f]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.
*	The Fund commenced operations on November 30, 2007.
**	The Premier Class commenced operations on September 30, 2009.
‡	The Fund commenced operations on April 29, 2011.
§	Unaudited

70	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds	See notes to financial statements

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Funds

Note 1—organization and significant accounting policies

The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	71

Notes to financial statements (unaudited)

the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

72	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2013, there were no transfers between levels by the Funds.

As of November 30, 2013, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least September 30, 2014. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively. However, TPIS has agreed not to seek any reimbursements under

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	73

Notes to financial statements (unaudited)

the distribution Rule 12b-1 plan from the Retirement Class through September 30, 2014. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least September 30, 2014, unless changed with approval of the Board.

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (collectively “TIAA Access”) as of November 30, 2013:

Fund	TIAA	TIAA Access
Lifecycle Retirement Income	–%	9%
Lifecycle 2010	–	7
Lifecycle 2015	–	8
Lifecycle 2020	–	9
Lifecycle 2025	–	8
Lifecycle 2030	–	8
Lifecycle 2035	–	8
Lifecycle 2040	–	8
Lifecycle 2045	–	11
Lifecycle 2050	–	14
Lifecycle 2055	23	–

74	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
Lifecycle Retirement Income Fund
TIAA-CREF Bond	$83,575,611	$3,208,460	$22,401,492	$(955,961)	$932,796	$63,055,501
TIAA-CREF Bond Plus	1,130,120	26,389,049	41,458	(1,887)	144,532	27,619,193
TIAA-CREF Emerging Markets Equity	6,537,626	448,453	796,539	(67,515)	–	6,196,731
TIAA-CREF Enhanced International Equity Index	7,297,000	1,689,949	2,384,658	192,708	–	7,503,267
TIAA-CREF Enhanced Large-Cap Growth Index	11,252,000	1,915,176	1,034,654	(8,031)	–	13,685,882
TIAA-CREF Enhanced Large-Cap Value Index	12,190,046	1,256,466	1,564,349	64,257	–	13,245,759
TIAA-CREF Global Natural Resources	2,798,757	152,627	1,401,692	(69,533)	–	1,618,959
TIAA-CREF Growth & Income	10,467,054	735,639	1,157,092	23,301	69,616	11,383,222
TIAA-CREF High-Yield	5,697,995	4,551,264	178,862	(7,358)	197,237	10,090,707
TIAA-CREF Inflation-Linked Bond	10,797,949	15,715,812	420,881	(31,614)	271,018	25,413,223
TIAA-CREF International Equity	9,585,972	995,251	3,585,375	508,538	–	8,275,681
TIAA-CREF International Opportunities	1,695,347	6,242,526	300,000	6,575	–	8,008,658
TIAA-CREF Large-Cap Growth	11,482,605	1,109,113	972,984	11,050	–	13,678,099
TIAA-CREF Large-Cap Value	12,389,440	914,859	1,574,997	35,302	–	13,143,407
TIAA-CREF Mid-Cap Growth	573,132	321,036	608,990	84,081	–	373,512
TIAA-CREF Mid-Cap Value	710,770	90,916	626,133	160,889	–	249,589
TIAA-CREF Money Market	742,186	3,155	719,938	–	2	25,404
TIAA-CREF Short-Term Bond	34,312,701	3,424,021	12,345,883	(181,645)	173,021	25,229,315
TIAA-CREF Small-Cap Equity	5,150,985	450,325	657,403	27,320	–	5,850,278
	$228,387,296	$69,614,097	$52,773,380	$(209,523)	$1,788,222	$254,646,387

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	75

Notes to financial statements (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
Lifecycle 2010 Fund
TIAA-CREF Bond	$318,107,409	$7,952,228	$87,428,618	$(3,095,438)	$3,547,854	$233,619,858
TIAA-CREF Bond Plus	7,838,148	99,825,743	95,153	(3,390)	597,026	108,062,593
TIAA-CREF Emerging Markets Equity	30,345,106	1,301,358	4,308,536	(240,892)	–	27,398,186
TIAA-CREF Enhanced International Equity Index	35,636,936	4,173,388	9,546,880	1,157,720	–	34,651,202
TIAA-CREF Enhanced Large-Cap Growth Index	54,315,479	4,453,543	3,841,050	288,361	–	62,216,797
TIAA-CREF Enhanced Large-Cap Value Index	58,640,965	3,486,897	8,204,563	1,266,406	–	60,362,608
TIAA-CREF Global Natural Resources	13,047,961	250,975	6,296,371	(198,072)	–	7,388,165
TIAA-CREF Growth & Income	50,233,038	1,580,136	6,037,698	832,512	328,906	52,045,037
TIAA-CREF High-Yield	26,348,542	13,429,800	249,321	(6,668)	838,750	39,514,845
TIAA-CREF Inflation-Linked Bond	44,623,959	32,093,850	1,262,131	(96,485)	780,955	73,003,999
TIAA-CREF International Equity	45,850,953	1,665,970	15,800,759	3,414,372	–	37,697,647
TIAA-CREF International Opportunities	7,994,147	26,803,952	–	–	–	36,301,394
TIAA-CREF Large-Cap Growth	53,835,122	2,216,044	3,034,465	159,181	–	62,675,388
TIAA-CREF Large-Cap Value	58,139,832	1,723,877	6,573,200	769,532	–	59,958,429
TIAA-CREF Mid-Cap Growth	2,926,880	1,055,244	2,338,562	506,752	–	2,074,389
TIAA-CREF Mid-Cap Value	3,585,300	183,126	2,552,652	879,452	–	1,579,648
TIAA-CREF Money Market	3,216,212	12,543	3,178,967	–	8	49,789
TIAA-CREF Short-Term Bond	85,643,179	8,559,505	21,511,123	(313,048)	491,182	72,348,040
TIAA-CREF Small-Cap Equity	24,520,217	886,481	2,996,831	437,150	–	26,675,990
	$924,849,385	$211,654,660	$185,256,880	$5,757,445	$6,584,681	$997,624,004

76	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at November 30, 2013
Lifecycle 2015 Fund
TIAA-CREF Bond	$429,565,327	$14,017,396	$104,962,248	$2,187,094		$4,932,240	$332,078,013
TIAA-CREF Bond Plus	19,573,642	147,084,828	300,405	7,975		977,605	166,862,689
TIAA-CREF Emerging Markets Equity	50,504,931	2,421,950	6,551,536	642,598		–	46,604,494
TIAA-CREF Enhanced International Equity Index	61,155,958	7,215,591	15,099,715	3,057,532		–	61,010,184
TIAA-CREF Enhanced Large-Cap Growth Index	92,164,500	9,949,245	6,078,966	1,807,464		–	108,774,772
TIAA-CREF Enhanced Large-Cap Value Index	99,566,848	3,314,671	8,979,596	3,026,168		–	105,069,242
TIAA-CREF Global Natural Resources	21,677,967	422,855	9,949,743	212,373		–	12,838,836
TIAA-CREF Growth & Income	84,818,631	1,712,307	6,894,400	2,611,602		564,855	90,501,713
TIAA-CREF High-Yield	47,329,501	14,327,094	504,985	62,987		1,423,238	60,937,247
TIAA-CREF Inflation-Linked Bond	69,068,996	18,088,164	1,519,048	211,807		852,789	82,258,726
TIAA-CREF International Equity	76,620,389	4,261,812	25,152,226	7,047,260		–	65,936,234
TIAA-CREF International Opportunities	13,560,317	46,894,941	–	–		–	63,074,070
TIAA-CREF Large-Cap Growth	92,252,243	5,590,520	5,126,150	2,554,126		–	109,442,647
TIAA-CREF Large-Cap Value	99,645,543	2,303,731	8,742,267	3,197,726		–	104,701,136
TIAA-CREF Mid-Cap Growth	5,180,942	1,815,737	3,412,131	1,081,739		–	4,362,734
TIAA-CREF Mid-Cap Value	6,289,369	226,464	3,735,851	1,284,606		–	3,429,745
TIAA-CREF Money Market	4,765,963	4,470	4,627,114	–		12	143,320
TIAA-CREF Short-Term Bond	71,207,184	12,644,046	2,472,836	110,044		525,442	81,200,304
TIAA-CREF Small-Cap Equity	41,483,737	1,514,166	3,816,639	1,593,871		–	46,540,467
	$1,386,431,988	$293,809,988	$217,925,856	$30,696,972		$9,276,181	$1,545,766,573

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	77

Notes to financial statements (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at November 30, 2013
Lifecycle 2020 Fund
TIAA-CREF Bond	$446,266,526	$20,901,708	$93,331,603	$1,427,247		$5,266,897	$367,340,079
TIAA-CREF Bond Plus	51,212,604	178,878,767	–	–		1,529,753	230,069,563
TIAA-CREF Emerging Markets Equity	74,682,972	4,538,905	7,339,296	871,566		–	72,286,226
TIAA-CREF Enhanced International Equity Index	93,460,287	12,941,641	20,974,316	4,620,977		–	97,525,522
TIAA-CREF Enhanced Large-Cap Growth Index	139,954,497	17,597,482	5,483,462	2,125,844		–	172,027,633
TIAA-CREF Enhanced Large-Cap Value Index	151,149,214	7,925,106	10,067,707	3,916,742		–	166,327,631
TIAA-CREF Global Natural Resources	32,067,020	863,326	13,667,956	392,024		–	20,358,529
TIAA-CREF Growth & Income	128,279,547	5,223,846	6,361,385	2,488,179		863,562	144,031,856
TIAA-CREF High-Yield	79,903,196	12,113,446	293,211	45,623		2,337,027	91,275,864
TIAA-CREF Inflation-Linked Bond	55,048,452	19,233,567	517,840	58,822		699,741	70,948,173
TIAA-CREF International Equity	114,118,991	7,510,495	32,812,194	9,751,123		–	104,385,892
TIAA-CREF International Opportunities	20,360,567	74,715,620	–	–		–	99,394,397
TIAA-CREF Large-Cap Growth	138,496,927	10,874,597	1,898,686	967,508		–	173,512,094
TIAA-CREF Large-Cap Value	149,655,699	8,185,849	9,545,381	3,606,385		–	166,044,007
TIAA-CREF Mid-Cap Growth	8,163,985	2,546,626	4,318,915	1,397,317		–	7,645,018
TIAA-CREF Mid-Cap Value	9,837,430	642,213	5,377,263	1,848,165		–	6,140,997
TIAA-CREF Money Market	6,270,815	8,330	6,088,959	–		16	190,186
TIAA-CREF Short-Term Bond	56,870,648	13,807,493	462,378	20,553		436,374	70,110,555
TIAA-CREF Small-Cap Equity	62,578,229	4,095,495	4,217,336	1,967,881		–	73,778,994
	$1,818,377,606	$402,604,512	$222,757,888	$35,505,956		$11,133,370	$2,133,393,216

78	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at November 30, 2013
Lifecycle 2025 Fund
TIAA-CREF Bond	$312,737,397	$19,904,963	$61,321,985	$766,239		$3,702,017	$266,668,295
TIAA-CREF Bond Plus	85,012,645	136,105,174	101,754	2,544		1,813,638	220,306,412
TIAA-CREF Emerging Markets Equity	81,478,739	5,322,265	7,965,258	1,116,925		–	79,334,599
TIAA-CREF Enhanced International Equity Index	104,442,692	13,638,489	21,848,977	5,037,826		–	109,823,925
TIAA-CREF Enhanced Large-Cap Growth Index	155,785,407	19,333,247	5,242,904	2,113,074		–	192,152,460
TIAA-CREF Enhanced Large-Cap Value Index	168,121,592	8,715,742	9,692,839	3,868,328		–	186,449,419
TIAA-CREF Global Natural Resources	34,886,249	1,125,419	14,394,048	434,281		–	22,803,265
TIAA-CREF Growth & Income	142,047,824	4,870,405	5,109,714	2,110,750		959,817	160,577,314
TIAA-CREF High-Yield	95,641,776	15,988,463	201,728	31,386		2,821,989	110,876,253
TIAA-CREF Inflation-Linked Bond	19,370,682	9,905,406	175,342	6,190		259,627	28,073,853
TIAA-CREF International Equity	125,150,022	7,940,910	33,951,455	10,366,374		–	116,215,354
TIAA-CREF International Opportunities	22,574,620	83,478,429	–	–		–	110,964,342
TIAA-CREF Large-Cap Growth	153,926,390	11,408,728	900,554	467,408		–	193,443,971
TIAA-CREF Large-Cap Value	166,402,066	8,005,583	8,532,259	3,235,109		–	185,601,816
TIAA-CREF Mid-Cap Growth	9,348,682	3,034,621	4,668,438	1,571,722		–	9,145,311
TIAA-CREF Mid-Cap Value	11,191,388	684,377	5,469,782	1,938,595		–	7,587,706
TIAA-CREF Money Market	6,138,167	9,000	5,959,635	–		16	187,533
TIAA-CREF Short-Term Bond	20,112,164	8,112,074	502,550	4,329		165,111	27,693,333
TIAA-CREF Small-Cap Equity	69,383,222	4,406,181	3,615,925	1,790,836		–	82,759,015
	$1,783,751,724	$361,989,476	$189,655,147	$34,861,916		$9,722,215	$2,110,664,176

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	79

Notes to financial statements (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at November 30, 2013
Lifecycle 2030 Fund
TIAA-CREF Bond	$175,315,885	$41,636,928	$37,615,903	$(333,825)		$2,055,452	$176,568,293
TIAA-CREF Bond Plus	100,287,296	81,999,417	6,940,391	195,340		1,861,089	174,305,174
TIAA-CREF Emerging Markets Equity	85,645,615	5,837,472	7,843,483	1,066,337		–	84,151,159
TIAA-CREF Enhanced International Equity Index	111,840,167	15,214,362	22,885,172	5,357,129		–	118,765,008
TIAA-CREF Enhanced Large-Cap Growth Index	165,773,346	21,515,622	4,024,364	1,626,334		–	207,218,937
TIAA-CREF Enhanced Large-Cap Value Index	178,829,225	9,937,891	8,724,597	3,494,709		–	200,802,003
TIAA-CREF Global Natural Resources	36,479,991	1,385,905	14,467,290	393,846		–	24,581,211
TIAA-CREF Growth & Income	150,972,557	6,255,756	4,271,202	1,809,503		1,025,148	173,102,573
TIAA-CREF High-Yield	100,931,130	20,153,103	176,212	20,035		3,027,465	120,384,345
TIAA-CREF International Equity	131,975,290	8,621,265	33,261,633	10,356,951		–	125,416,971
TIAA-CREF International Opportunities	24,014,100	89,403,494	–	–		–	118,941,564
TIAA-CREF Large-Cap Growth	164,489,862	13,648,580	714,969	384,700		–	208,465,771
TIAA-CREF Large-Cap Value	177,470,325	7,661,989	6,174,027	2,378,411		–	200,002,234
TIAA-CREF Mid-Cap Growth	10,159,137	2,803,099	4,128,293	1,514,448		–	10,391,235
TIAA-CREF Mid-Cap Value	12,117,154	111,537	4,762,649	1,786,714		–	8,788,839
TIAA-CREF Money Market	5,863,894	10,025	5,693,557	–		15	180,361
TIAA-CREF Small-Cap Equity	73,643,232	4,513,976	2,330,118	1,192,442		–	89,289,148
	$1,705,808,206	$330,710,421	$164,013,860	$31,243,074		$7,969,169	$2,041,354,826

80	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at November 30, 2013
Lifecycle 2035 Fund
TIAA-CREF Bond	$42,782,515	$41,122,165	$14,303,946	$(353,991)		$579,640	$68,985,896
TIAA-CREF Bond Plus	101,203,549	32,694,265	7,889,455	224,969		1,557,682	124,548,266
TIAA-CREF Emerging Markets Equity	94,594,114	8,700,532	8,521,271	1,091,795		–	95,309,403
TIAA-CREF Enhanced International Equity Index	125,484,765	16,681,427	24,750,998	5,977,993		–	133,906,851
TIAA-CREF Enhanced Large-Cap Growth Index	185,180,843	24,697,823	5,115,553	2,142,994		–	231,727,568
TIAA-CREF Enhanced Large-Cap Value Index	199,809,557	13,439,907	11,566,792	4,716,963		–	225,016,909
TIAA-CREF Global Natural Resources	40,303,873	1,405,200	15,678,951	477,445		–	27,383,645
TIAA-CREF Growth & Income	168,141,734	8,538,825	5,491,399	2,439,008		1,145,902	193,762,847
TIAA-CREF High-Yield	101,792,402	20,110,983	526,586	60,835		3,080,077	120,862,941
TIAA-CREF International Equity	145,987,401	11,091,766	35,741,921	11,340,485		–	141,419,406
TIAA-CREF International Opportunities	26,767,938	100,349,227	–	–		–	133,385,415
TIAA-CREF Large-Cap Growth	183,399,227	18,537,661	3,005,777	1,661,893		–	233,723,952
TIAA-CREF Large-Cap Value	198,042,205	6,971,827	4,339,893	1,901,539		–	224,226,904
TIAA-CREF Mid-Cap Growth	11,536,062	3,169,597	4,048,229	1,549,625		–	12,422,293
TIAA-CREF Mid-Cap Value	13,717,313	610,946	5,268,654	1,966,741		–	10,530,879
TIAA-CREF Money Market	5,706,777	14,070	5,534,465	–		15	186,382
TIAA-CREF Small-Cap Equity	82,049,743	4,741,476	1,578,534	804,989		–	100,271,420
	$1,726,500,018	$312,877,697	$153,362,424	$36,003,283		$6,363,316	$2,077,670,977

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	81

Notes to financial statements (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss	)	Dividend income	Value at November 30, 2013
Lifecycle 2040 Fund
TIAA-CREF Bond Plus	$90,328,914	$27,505,054	$7,018,973	$63,521		$1,275,983	$109,353,885
TIAA-CREF Emerging Markets Equity	133,374,861	12,130,414	12,081,928	1,465,003		–	134,166,769
TIAA-CREF Enhanced International Equity Index	178,254,309	22,452,159	33,915,385	8,317,901		–	190,201,849
TIAA-CREF Enhanced Large-Cap Growth Index	262,609,814	34,646,488	6,810,300	2,845,638		–	328,494,140
TIAA-CREF Enhanced Large-Cap Value Index	283,365,227	16,466,821	14,280,502	5,819,850		–	318,547,507
TIAA-CREF Global Natural Resources	56,610,060	2,303,343	21,709,404	618,866		–	39,047,194
TIAA-CREF Growth & Income	238,243,202	11,567,134	6,866,046	3,048,877		1,619,872	274,875,013
TIAA-CREF High-Yield	136,933,719	28,942,492	2,176,435	224,554		4,129,158	162,959,594
TIAA-CREF International Equity	205,893,929	15,514,146	48,392,968	15,453,443		–	201,244,131
TIAA-CREF International Opportunities	37,911,006	141,172,250	–	–		–	188,034,877
TIAA-CREF Large-Cap Growth	259,744,245	25,200,471	3,130,738	1,737,207		–	331,138,555
TIAA-CREF Large-Cap Value	280,496,335	11,647,329	7,897,088	3,467,576		–	317,513,713
TIAA-CREF Mid-Cap Growth	16,501,708	4,403,704	5,478,095	2,198,364		–	17,958,715
TIAA-CREF Mid-Cap Value	19,595,356	1,115,294	7,613,395	2,850,852		–	15,207,820
TIAA-CREF Money Market	7,692,364	40,987	7,460,097	–		20	273,254
TIAA-CREF Small-Cap Equity	116,267,537	6,436,341	2,397,510	1,228,070		–	141,650,700
	$2,323,822,586	$361,544,427	$187,228,864	$49,339,722		$7,025,033	$2,770,667,716

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
Lifecycle 2045 Fund
TIAA-CREF Bond Plus	$23,037,275	$10,132,106	$1,400,413	$(70,231)	$344,822	$31,416,893
TIAA-CREF Emerging Markets Equity	34,192,423	4,921,087	1,239,482	(73,975)	–	38,164,785
TIAA-CREF Enhanced International Equity Index	45,699,423	10,867,617	8,238,006	472,639	–	54,700,707
TIAA-CREF Enhanced Large-Cap Growth Index	66,999,976	16,852,994	797,354	(8,714)	–	93,535,656
TIAA-CREF Enhanced Large-Cap Value Index	72,367,455	9,993,732	937,085	(5,992)	–	90,435,249
TIAA-CREF Global Natural Resources	14,544,872	1,284,306	5,251,400	(339,861)	–	11,082,617
TIAA-CREF Growth & Income	60,744,812	9,503,411	975,174	(1,735)	430,202	78,017,155
TIAA-CREF High-Yield	35,217,279	11,505,441	334,921	(14,923)	1,118,107	46,263,930
TIAA-CREF International Equity	52,450,275	8,455,588	11,101,167	1,022,191	–	57,514,859
TIAA-CREF International Opportunities	9,742,424	41,126,670	1,121	(68)	–	53,418,224
TIAA-CREF Large-Cap Growth	67,211,738	13,954,805	939,790	(8,238)	–	93,696,009
TIAA-CREF Large-Cap Value	72,388,174	9,340,072	739,170	(1,210)	–	90,141,421
TIAA-CREF Mid-Cap Growth	4,219,050	1,796,173	1,628,701	95,360	–	5,082,799
TIAA-CREF Mid-Cap Value	5,011,201	637,434	1,895,163	239,152	–	4,320,316
TIAA-CREF Money Market	2,004,612	13,204	1,944,530	–	6	73,286
TIAA-CREF Small-Cap Equity	29,783,095	4,935,741	235,357	(3,482)	–	40,285,153
	$595,614,084	$155,320,381	$37,658,834	$1,300,913	$1,893,137	$788,149,059

82	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
Lifecycle 2050 Fund
TIAA-CREF Bond Plus	$12,512,483	$5,566,875	$451,907	$(26,550)	$190,232	$17,434,365
TIAA-CREF Emerging Markets Equity	18,734,601	2,917,119	622,902	(28,909)	–	21,203,599
TIAA-CREF Enhanced International Equity Index	25,043,057	6,416,733	4,645,948	242,676	–	30,324,721
TIAA-CREF Enhanced Large-Cap Growth Index	36,694,091	10,124,334	616,987	(5,783)	–	51,989,194
TIAA-CREF Enhanced Large-Cap Value Index	39,650,596	6,394,846	759,224	(1,818)	–	50,258,947
TIAA-CREF Global Natural Resources	7,966,483	772,399	2,866,900	(172,562)	–	6,159,108
TIAA-CREF Growth & Income	33,235,345	5,706,735	409,636	1,474	236,673	43,357,627
TIAA-CREF High-Yield	19,190,857	6,892,915	305,467	(13,672)	616,461	25,710,945
TIAA-CREF International Equity	28,664,588	5,066,961	6,070,367	530,913	–	31,923,673
TIAA-CREF International Opportunities	5,337,165	22,982,449	–	–	–	29,705,276
TIAA-CREF Large-Cap Growth	36,841,092	8,492,201	706,063	(5,761)	–	52,053,508
TIAA-CREF Large-Cap Value	39,673,334	6,114,985	735,668	982	–	50,095,654
TIAA-CREF Mid-Cap Growth	2,312,362	1,032,413	904,151	49,281	–	2,824,087
TIAA-CREF Mid-Cap Value	2,746,851	343,020	986,462	115,343	–	2,415,440
TIAA-CREF Money Market	1,092,776	7,408	1,059,898	–	3	40,285
TIAA-CREF Small-Cap Equity	16,322,873	3,038,806	179,869	(3,202)	–	22,383,685
	$326,018,554	$91,870,199	$21,321,449	$682,412	$1,043,369	$437,880,114

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
Lifecycle 2055 Fund
TIAA-CREF Bond Plus	$1,291,213	$943,739	$17,109	$(748)	$21,357	$2,200,373
TIAA-CREF Emerging Markets Equity	1,900,421	779,164	40,096	(5,907)	–	2,672,945
TIAA-CREF Enhanced International Equity Index	2,535,500	1,295,801	367,824	6,693	–	3,862,891
TIAA-CREF Enhanced Large-Cap Growth Index	3,695,533	2,180,670	–	–	–	6,551,593
TIAA-CREF Enhanced Large-Cap Value Index	4,001,939	1,761,492	9,248	(194)	–	6,325,312
TIAA-CREF Global Natural Resources	801,521	170,649	227,634	(15,209)	–	775,155
TIAA-CREF Growth & Income	3,343,702	1,555,157	1,183	(22)	25,614	5,456,775
TIAA-CREF High-Yield	1,966,828	1,293,634	6,000	(269)	69,422	3,256,129
TIAA-CREF International Equity	2,873,148	1,110,182	431,812	9,524	–	4,033,602
TIAA-CREF International Opportunities	543,009	3,025,856	–	–	–	3,737,881
TIAA-CREF Large-Cap Growth	3,743,487	1,939,734	2,156	(68)	–	6,539,565
TIAA-CREF Large-Cap Value	4,034,798	1,695,710	958	(18)	–	6,304,762
TIAA-CREF Mid-Cap Growth	233,017	188,098	106,342	2,467	–	357,892
TIAA-CREF Mid-Cap Value	277,072	100,100	110,658	4,805	–	301,923
TIAA-CREF Money Market	109,458	1,034	106,120	–	–	4,372
TIAA-CREF Small-Cap Equity	1,649,970	810,536	1,581	(15)	–	2,819,035
	$33,000,616	$18,851,556	$1,428,721	$1,039	$116,393	$55,200,205

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	83

Notes to financial statements (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Retirement Income	$226,942,034	$27,704,353	$–	$27,704,353
Lifecycle 2010	865,334,646	132,289,358	–	132,289,358
Lifecycle 2015	1,379,586,404	175,746,041	(9,565,872)	166,180,169
Lifecycle 2020	1,853,728,164	290,798,254	(11,133,202)	279,665,052
Lifecycle 2025	1,788,957,142	330,411,139	(8,704,105)	321,707,034
Lifecycle 2030	1,682,453,064	363,861,352	(4,959,590)	358,901,762
Lifecycle 2035	1,668,836,920	410,978,099	(2,144,042)	408,834,057
Lifecycle 2040	2,183,965,370	588,705,342	(2,002,996)	586,702,346
Lifecycle 2045	626,367,372	161,781,687	–	161,781,687
Lifecycle 2050	350,587,120	87,292,994	–	87,292,994
Lifecycle 2055	47,532,521	7,667,684	–	7,667,684

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2013, were as follows:

Fund	Purchases	Sales
Lifecycle Retirement Income	$69,614,097	$52,773,380
Lifecycle 2010	211,654,660	185,256,880
Lifecycle 2015	293,809,988	217,925,856
Lifecycle 2020	402,604,512	222,757,888
Lifecycle 2025	361,989,476	189,655,147
Lifecycle 2030	330,710,421	164,013,860
Lifecycle 2035	312,877,697	153,362,424
Lifecycle 2040	361,544,427	187,228,864
Lifecycle 2045	155,320,381	37,658,834
Lifecycle 2050	91,870,199	21,321,449
Lifecycle 2055	20,481,744	3,060,483

84	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2013 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Retirement Income	$4,367,159	$999,058	$5,366,217
Lifecycle 2010	20,621,354	1,302,243	21,923,597
Lifecycle 2015	33,330,054	26,302,270	59,632,324
Lifecycle 2020	40,798,430	31,575,694	72,374,124
Lifecycle 2025	37,662,988	30,424,427	68,087,415
Lifecycle 2030	33,093,196	31,646,316	64,739,512
Lifecycle 2035	30,051,658	34,754,355	64,806,013
Lifecycle 2040	39,558,913	57,037,898	96,596,811
Lifecycle 2045	8,239,985	2,790,520	11,030,505
Lifecycle 2050	4,459,428	1,380,235	5,839,663
Lifecycle 2055	405,485	127,276	532,761

The tax character of the fiscal year 2014 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2013, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	85

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

86	2013 Semiannual Report ■ TIAA-CREF Lifecycle Funds

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Funds ■ 2013 Semiannual Report	87

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF),
730 Third Avenue, New York, NY 10017-3206.

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2013 Semiannual Report

TIAA-CREF
Lifecycle Index Funds

of theTIAA-CREF Funds

November 30, 2013

Understanding your Lifecycle Index Funds report

This semiannual report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2013. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the TIAA-CREF underlying funds in which each fund had investments as of November 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

2	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the TIAA-CREF Lifecycle Index Funds begin on page 23 of this report. You can also obtain lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifecycle Index fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI EAFE+EM Index (international equity) measures the performance of the leading stocks in 21 developed market countries outside North America—in Europe, Australasia and the Far East—and in 21 emerging market countries in Europe, Asia, Africa, Latin America and the Middle East.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

On pages 6 through 9, you will find expense examples for each share class of the funds. These expense examples are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2013–November 30, 2013).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2013

Lifecycle Index Funds Retirement Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13–11/30/13	* )	Effective expenses paid during period (6/1/13–11/30/13	† )
Retirement Income Fund actual return	$1,000.00	$1,039.29	$1.48		$2.10
5% annual hypothetical return	1,000.00	1,023.61	1.47		2.08
2010 Fund actual return	$1,000.00	$1,047.88	$1.54		$2.10
5% annual hypothetical return	1,000.00	1,023.56	1.52		2.08
2015 Fund actual return	$1,000.00	$1,056.15	$1.60		$2.16
5% annual hypothetical return	1,000.00	1,023.51	1.57		2.13
2020 Fund actual return	$1,000.00	$1,067.92	$1.61		$2.13
5% annual hypothetical return	1,000.00	1,023.51	1.57		2.08
2025 Fund actual return	$1,000.00	$1,078.52	$1.67		$2.14
5% annual hypothetical return	1,000.00	1,023.46	1.62		2.08
2030 Fund actual return	$1,000.00	$1,089.32	$1.73		$2.20
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.13
2035 Fund actual return	$1,000.00	$1,099.29	$1.74		$2.16
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.08
2040 Fund actual return	$1,000.00	$1,105.52	$1.74		$2.16
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.08
2045 Fund actual return	$1,000.00	$1,106.28	$1.74		$2.16
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.08
2050 Fund actual return	$1,000.00	$1,105.64	$1.74		$2.16
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.08
2055 Fund actual return	$1,000.00	$1,106.34	$1.74		$2.16
5% annual hypothetical return	1,000.00	1,023.41	1.67		2.08

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.29% for the Retirement Income Fund; 0.30% for the 2010 Fund; 0.31% for the 2015 and 2020 Funds; 0.32% for the 2025 Fund; and 0.33% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share

6	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.41% for the Retirement Income, 2010, 2020, 2025, 2035, 2040, 2045, 2050, and 2055 Funds; and 0.42% for the 2015 and 2030 Funds.

Expense examples

Six months ended November 30, 2013

Lifecycle Index Funds Institutional Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13–11/30/13	* )	Effective expenses paid during period (6/1/13–11/30/13	† )
Retirement Income Fund actual return	$1,000.00	$1,040.54	$0.20		$0.82
5% annual hypothetical return	1,000.00	1,024.87	0.20		0.81
2010 Fund actual return	$1,000.00	$1,049.96	$0.26		$0.82
5% annual hypothetical return	1,000.00	1,024.82	0.25		0.81
2015 Fund actual return	$1,000.00	$1,057.38	$0.31		$0.88
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.86
2020 Fund actual return	$1,000.00	$1,069.07	$0.31		$0.83
5% annual hypothetical return	1,000.00	1,024.77	0.30		0.81
2025 Fund actual return	$1,000.00	$1,079.59	$0.36		$0.83
5% annual hypothetical return	1,000.00	1,024.72	0.36		0.81
2030 Fund actual return	$1,000.00	$1,090.32	$0.42		$0.89
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.86
2035 Fund actual return	$1,000.00	$1,100.14	$0.42		$0.84
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.81
2040 Fund actual return	$1,000.00	$1,107.12	$0.42		$0.85
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.81
2045 Fund actual return	$1,000.00	$1,107.09	$0.42		$0.85
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.81
2050 Fund actual return	$1,000.00	$1,107.17	$0.42		$0.85
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.81
2055 Fund actual return	$1,000.00	$1,107.05	$0.42		$0.85
5% annual hypothetical return	1,000.00	1,024.67	0.41		0.81

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.04% for the Retirement

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	7

Important information about expenses

Income Fund; 0.05% for the 2010 Fund; 0.06% for the 2015 and 2020 Funds; 0.07% for the 2025 Fund; and 0.08% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.16% for the Retirement Income, 2010, 2020, 2025, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.17% for the 2015 and 2030 Funds.

Expense examples

Six months ended November 30, 2013

Lifecycle Index Funds Premier Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13–11/30/13	* )	Effective expenses paid during period (6/1/13–11/30/13	† )
Retirement Income Fund actual return	$1,000.00	$1,039.77	$0.97		$1.59
5% annual hypothetical return	1,000.00	1,024.12	0.96		1.57
2010 Fund actual return	$1,000.00	$1,049.33	$1.03		$1.59
5% annual hypothetical return	1,000.00	1,024.07	1.01		1.57
2015 Fund actual return	$1,000.00	$1,057.60	$1.08		$1.65
5% annual hypothetical return	1,000.00	1,024.02	1.07		1.62
2020 Fund actual return	$1,000.00	$1,068.58	$1.09		$1.61
5% annual hypothetical return	1,000.00	1,024.02	1.07		1.57
2025 Fund actual return	$1,000.00	$1,079.08	$1.15		$1.62
5% annual hypothetical return	1,000.00	1,023.97	1.12		1.57
2030 Fund actual return	$1,000.00	$1,089.13	$1.20		$1.68
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.62
2035 Fund actual return	$1,000.00	$1,099.79	$1.21		$1.63
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.57
2040 Fund actual return	$1,000.00	$1,106.79	$1.21		$1.64
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.57
2045 Fund actual return	$1,000.00	$1,106.76	$1.21		$1.64
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.57
2050 Fund actual return	$1,000.00	$1,106.13	$1.21		$1.64
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.57
2055 Fund actual return	$1,000.00	$1,106.25	$1.21		$1.64
5% annual hypothetical return	1,000.00	1,023.92	1.17		1.57

8	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date when this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would be higher and their performance lower. The annualized expense ratio for the six-month period was 0.19% for the Retirement Income Fund; 0.20% for the 2010 Fund; 0.21% for the 2015 and 2020 Funds; 0.22% for the 2025 Fund; and 0.23% for the 2030, 2035, 2040, 2045, 2050 and 2055 Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized, weighted average expense ratio was 0.31% for the Retirement Income, 2010, 2020, 2025, 2035, 2040, 2045, 2050 and 2055 Funds; and 0.32% for the 2015 and 2030 Funds.

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	9

Investment results of the Lifecycle Index Funds

Performance for the six months ended November 30, 2013

All eleven TIAA-CREF Lifecycle Index Funds posted positive results for the six-month reporting period and performed within close range of their respective composite benchmarks. Returns for the Retirement Class ranged from 3.93% for the Retirement Income Fund to 10.63% for the 2045 and 2055 funds. The tables on the following pages show returns for all share classes of the funds.

While lower, the funds’ returns were similar to those of their composite benchmarks, which measure market performance without deducting any fees or expenses. The difference between the individual Lifecycle Index Funds’ returns and those of their benchmarks ranged from 0.07 of a percentage point each for the 2045 and 2055 funds to 0.20 of a point for the 2010 Fund. (All fund results are for the Retirement Class.)

The strengthening U.S. economy lifts global stocks higher

In November, the U.S. Commerce Department estimated that gross domestic product, which measures the value of all goods and services produced in the United States, grew at an annual rate of 2.8% in the third quarter of 2013. This reflected an improved housing market, increased consumer spending and a slightly lower unemployment rate.

As the reporting period began, investors worried that the Federal Reserve might begin tapering its accommodative policies earlier than expected. The Fed’s policies were designed to strengthen the U.S. economy by keeping interest rates low. Investor concerns prompted a sell-off of stocks in June and again in August. Although the Fed eventually decided to keep its current policies in place, rising interest rates and congressional wrangling over fiscal policy threatened to upend the Fed’s efforts.

Against this backdrop, the U.S. and international equity markets posted solid results for the six-month period. Investors were encouraged by signs of strengthening in the U.S. economy, indications that Europe was emerging from its deep recession and by Japan’s recent efforts to stimulate its economy.

The Russell 3000® Index, which measures the broad U.S. stock market, gained 12.60%. Foreign stocks advanced but lagged U.S. equities; the MSCI EAFE (Europe, Australasia, Far East) + EM (Emerging Markets) Index, which measures stock performance in 21 developed market nations outside North America and in 21 emerging market nations, rose 9.71%.

10	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

In the fixed-income market, rising yields on U.S. Treasury securities reduced the value of existing bonds. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.56% for the period. Inflation-indexed bonds, as measured by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), returned –3.43%.

Strong equity market gains boost the funds’ results

All eleven Lifecycle Index Funds posted positive returns for the six-month period, including four that scored double-digit gains. Amid the rally in the global stock markets, funds with greater exposure to stocks produced higher returns.

The Lifecycle Index Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes. Those underlying funds may include the TIAA-CREF Equity Index Fund, the International Equity Index Fund, the Emerging Markets Equity Index Fund, the Bond Index Fund and the Inflation-Linked Bond Fund.

For the period, the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks—were driven by robust gains from both the U.S. equity and international equity sectors. In contrast, absolute returns were partly constrained by losses from the fixed-income and inflation-protected assets sectors.

Lifecycle Index Funds with larger allocations to U.S. and international stocks posted higher returns than those with larger exposures to the fixed-income and inflation-protected assets sectors. For example, the 2045 and 2055 funds, each with approximately 90% of their assets invested in equities, advanced 10.63%, while the Retirement Income Fund, with approximately 40% of its portfolio allocated to equities, earned 3.93%. (Performance of the Lifecycle Index Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	11

Lifecycle Index Retirement Income Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index Retirement Income Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	3.93%	8.46%	7.93%
Institutional Class	9/30/2009	4.05	8.71	8.18
Premier Class	9/30/2009	3.98	8.56	8.03
Lifecycle Index Retirement Income Fund Composite Index*	—	4.05	8.99	8.40	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.56	–1.61	4.10	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000® Index; 12.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	28.5%	28.0%
International equity	12.0	12.0
Fixed income
Fixed income	49.5	50.0
Inflation-protected assets	9.9	10.0
Other assets & liabilities, net	0.1	—
Total	100.0	100.0

Target allocation

For June 30, 2014

12	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2010 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2010 Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	4.79%	10.73%	8.67%
Institutional Class	9/30/2009	5.00	11.07	8.96
Premier Class	9/30/2009	4.93	10.92	8.79
Lifecycle Index 2010 Fund Composite Index*	—	4.99	11.31	9.15	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.56	–1.61	4.10	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2010 Fund Composite Index consisted of: 46.0% Barclays U.S. Aggregate Bond Index; 32.6% Russell 3000® Index; 14.0% MSCI EAFE+EM Index; and 7.4% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	33.2%	32.2%
International equity	13.9	13.8
Fixed income
Fixed income	45.4	46.4
Inflation-protected assets	7.3	7.6
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	13

Lifecycle Index 2015 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2015 Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	5.62%	12.76%	9.30%
Institutional Class	9/30/2009	5.74	13.05	9.57
Premier Class	9/30/2009	5.76	12.92	9.42
Lifecycle Index 2015 Fund Composite Index*	—	5.81	13.36	9.79	†
Broad market index
Russell 3000® Index	—	12.60	31.71	16.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2015 Fund Composite Index consisted of: 42.1% Barclays U.S. Aggregate Bond Index; 36.8% Russell 3000 Index; 15.7% MSCI EAFE+EM Index; and 5.4% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	37.3%	36.1%
International equity	15.7	15.5
Fixed income
Fixed income	41.5	42.8
Inflation-protected assets	5.3	5.6
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2014

14	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2020 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2020 Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	6.79%	15.45%	10.08%
Institutional Class	9/30/2009	6.91	15.70	10.36
Premier Class	9/30/2009	6.86	15.51	10.18
Lifecycle Index 2020 Fund Composite Index*	—	6.88	15.96	10.56	†
Broad market index
Russell 3000® Index	—	12.60	31.71	16.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2020 Fund Composite Index consisted of: 42.4% Russell 3000 Index; 36.1% Barclays U.S. Aggregate Bond Index; 18.1% MSCI EAFE+EM Index; and 3.4% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	42.9%	41.7%
International equity	17.9	17.9
Fixed income
Fixed income	35.6	36.8
Inflation-protected assets	3.3	3.6
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	15

Lifecycle Index 2025 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2025 Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	7.85%	18.07%	10.86%
Institutional Class	9/30/2009	7.96	18.29	11.12
Premier Class	9/30/2009	7.91	18.20	10.97
Lifecycle Index 2025 Fund Composite Index*	—	7.96	18.61	11.32	†
Broad market index
Russell 3000® Index	—	12.60	31.71	16.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2025 Fund Composite Index consisted of: 48.0% Russell 3000 Index; 30.1% Barclays U.S. Aggregate Bond Index; 20.5% MSCI EAFE+EM Index; and 1.4% Barclays U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	48.5%	47.3%
International equity	20.3	20.3
Fixed income
Fixed income	29.7	30.8
Inflation-protected assets	1.3	1.6
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2014

16	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2030 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2030 Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	8.93%	20.68%	11.64%
Institutional Class	9/30/2009	9.03	20.93	11.90
Premier Class	9/30/2009	8.91	20.75	11.74
Lifecycle Index 2030 Fund Composite Index*	—	9.02	21.25	12.08	†
Broad market index
Russell 3000® Index	—	12.60	31.71	16.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2030 Fund Composite Index consisted of: 53.6% Russell 3000 Index; 23.5% Barclays U.S. Aggregate Bond Index; and 22.9% MSCI EAFE+EM Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	54.1%	52.9%
International equity	22.6	22.7
Fixed income	23.0	24.4
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	17

Lifecycle Index 2035 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2035 Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	9.93%	23.28%	12.36%
Institutional Class	9/30/2009	10.01	23.49	12.63
Premier Class	9/30/2009	9.98	23.43	12.47
Lifecycle Index 2035 Fund Composite Index*	—	10.04	23.85	12.83	†
Broad market index
Russell 3000® Index	—	12.60	31.71	16.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2035 Fund Composite Index consisted of: 59.2% Russell 3000 Index; 25.3% MSCI EAFE+EM Index; and 15.5% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	59.7%	58.5%
International equity	24.9	25.1
Fixed income	15.2	16.4
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2014

18	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2040 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2040 Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	10.55%	24.79%	12.71%
Institutional Class	9/30/2009	10.71	25.00	12.99
Premier Class	9/30/2009	10.68	24.94	12.82
Lifecycle Index 2040 Fund Composite Index*	—	10.70	25.36	13.18	†
Broad market index
Russell 3000® Index	—	12.60	31.71	16.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2040 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	63.4%	63.0%
International equity	26.5	27.0
Fixed income	9.9	10.0
Other assets & liabilities, net	0.2	—
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	19

Lifecycle Index 2045 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2045 Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	10.63%	24.79%	12.71%
Institutional Class	9/30/2009	10.71	25.06	12.99
Premier Class	9/30/2009	10.68	24.92	12.83
Lifecycle Index 2045 Fund Composite Index*	—	10.70	25.36	13.18	†
Broad market index
Russell 3000® Index	—	12.60	31.71	16.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2045 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	63.3%	63.0%
International equity	26.5	27.0
Fixed income	9.8	10.0
Other assets & liabilities, net	0.4	—
Total	100.0	100.0
Target allocation

For June 30, 2014

20	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Lifecycle Index 2050 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2050 Fund	Inception date	6 months	1 year	since inception
Retirement Class	9/30/2009	10.56%	24.73%	12.71%
Institutional Class	9/30/2009	10.72	25.08	13.00
Premier Class	9/30/2009	10.61	24.86	12.82
Lifecycle Index 2050 Fund Composite Index*	—	10.70	25.36	13.18	†
Broad market index
Russell 3000® Index	—	12.60	31.71	16.58	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2050 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	63.3%	63.0%
International equity	26.5	27.0
Fixed income	9.8	10.0
Other assets & liabilities, net	0.4	—
Total	100.0	100.0

Target allocation

For June 30, 2014

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	21

Lifecycle Index 2055 Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifecycle Index 2055 Fund	Inception date	6 months	1 year	since inception
Retirement Class	4/29/2011	10.63%	24.83%	9.96%
Institutional Class	4/29/2011	10.70	25.17	10.23
Premier Class	4/29/2011	10.62	24.96	10.07
Lifecycle Index 2055 Fund Composite Index*	—	10.70	25.36	10.38	†
Broad market index
Russell 3000® Index	—	12.60	31.71	13.78	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	As of the close of business on November 30, 2013, the Lifecycle Index 2055 Fund Composite Index consisted of: 63.0% Russell 3000 Index; 27.0% MSCI EAFE+EM Index; and 10.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Retirement Class.

Asset allocation
	% of net assets as of 11/30/13	Target allocation for 6/30/14
Equity
U.S. equity	63.3%	63.0%
International equity	26.5	27.0
Fixed income	9.9	10.0
Other assets & liabilities, net	0.3	—
Total	100.0	100.0

Target allocation

For June 30, 2014

22	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Portfolio of investments (unaudited)

Lifecycle Index Retirement Income Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.9% (a)
FIXED INCOME — 49.5%
1,369,368	TIAA-CREF Bond Index Fund		$14,556,380	49.5%
	TOTAL FIXED INCOME		14,556,380	49.5
INFLATION-PROTECTED ASSETS — 9.9%
255,612	TIAA-CREF Inflation-Linked Bond Fund		2,911,424	9.9
	TOTAL INFLATION-PROTECTED ASSETS		2,911,424	9.9
INTERNATIONAL EQUITY — 12.0%
74,514	TIAA-CREF Emerging Markets Equity Index Fund		796,553	2.7
139,965	TIAA-CREF International Equity Index Fund		2,720,925	9.3
	TOTAL INTERNATIONAL EQUITY		3,517,478	12.0
U.S. EQUITY — 28.5%
597,649	TIAA-CREF Equity Index Fund		8,396,975	28.5
	TOTAL U.S. EQUITY		8,396,975	28.5
	TOTAL TIAA-CREF FUNDS	(Cost $25,953,167)	29,382,257	99.9

	TOTAL PORTFOLIO	(Cost $25,953,167)	29,382,257	99.9
	OTHER ASSETS & LIABILITIES, NET		20,237	0.1
	NET ASSETS		$29,402,494	100.0%

Lifecycle Index 2010 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)
FIXED INCOME — 45.4%
5,670,700	TIAA-CREF Bond Index Fund		$60,279,545	45.4%
	TOTAL FIXED INCOME		60,279,545	45.4
INFLATION-PROTECTED ASSETS — 7.3%
850,455	TIAA-CREF Inflation-Linked Bond Fund		9,686,686	7.3
	TOTAL INFLATION-PROTECTED ASSETS		9,686,686	7.3
INTERNATIONAL EQUITY — 13.9%
389,379	TIAA-CREF Emerging Markets Equity Index Fund		4,162,465	3.2
731,459	TIAA-CREF International Equity Index Fund		14,219,572	10.7
	TOTAL INTERNATIONAL EQUITY		18,382,037	13.9
U.S. EQUITY — 33.2%
3,130,722	TIAA-CREF Equity Index Fund		43,986,649	33.2
	TOTAL U.S. EQUITY		43,986,649	33.2
	TOTAL TIAA-CREF FUNDS	(Cost $112,944,209)	132,334,917	99.8

	TOTAL PORTFOLIO	(Cost $112,944,209)	132,334,917	99.8
	OTHER ASSETS & LIABILITIES, NET		285,377	0.2
	NET ASSETS		$132,620,294	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	23

Portfolio of investments (unaudited)

Lifecycle Index 2015 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)
FIXED INCOME — 41.5%
9,649,637	TIAA-CREF Bond Index Fund		$102,575,643	41.5%
	TOTAL FIXED INCOME		102,575,643	41.5
INFLATION-PROTECTED ASSETS — 5.3%
1,151,431	TIAA-CREF Inflation-Linked Bond Fund		13,114,801	5.3
	TOTAL INFLATION-PROTECTED ASSETS		13,114,801	5.3
INTERNATIONAL EQUITY — 15.7%
819,877	TIAA-CREF Emerging Markets Equity Index Fund		8,764,486	3.6
1,540,161	TIAA-CREF International Equity Index Fund		29,940,737	12.1
	TOTAL INTERNATIONAL EQUITY		38,705,223	15.7
U.S. EQUITY — 37.3%
6,574,529	TIAA-CREF Equity Index Fund		92,372,137	37.3
	TOTAL U.S. EQUITY		92,372,137	37.3
	TOTAL TIAA-CREF FUNDS	(Cost $209,858,487)	246,767,804	99.8

	TOTAL PORTFOLIO	(Cost $209,858,487)	246,767,804	99.8
	OTHER ASSETS & LIABILITIES, NET		614,399	0.2
	NET ASSETS		$247,382,203	100.0%

Lifecycle Index 2020 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.7% (a)
FIXED INCOME — 35.6%
11,639,643	TIAA-CREF Bond Index Fund		$123,729,409	35.6%
	TOTAL FIXED INCOME		123,729,409	35.6
INFLATION-PROTECTED ASSETS — 3.3%
1,013,502	TIAA-CREF Inflation-Linked Bond Fund		11,543,787	3.3
	TOTAL INFLATION-PROTECTED ASSETS		11,543,787	3.3
INTERNATIONAL EQUITY — 17.9%
1,322,512	TIAA-CREF Emerging Markets Equity Index Fund		14,137,651	4.0
2,484,258	TIAA-CREF International Equity Index Fund		48,293,970	13.9
	TOTAL INTERNATIONAL EQUITY		62,431,621	17.9
U.S. EQUITY — 42.9%
10,625,991	TIAA-CREF Equity Index Fund		149,295,172	42.9
	TOTAL U.S. EQUITY		149,295,172	42.9
	TOTAL TIAA-CREF FUNDS	(Cost $291,323,160)	346,999,989	99.7

	TOTAL PORTFOLIO	(Cost $291,323,160)	346,999,989	99.7
	OTHER ASSETS & LIABILITIES, NET		1,073,776	0.3
	NET ASSETS		$348,073,765	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

24	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2025 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)
FIXED INCOME — 29.7%
9,692,504	TIAA-CREF Bond Index Fund		$103,031,323	29.7%
	TOTAL FIXED INCOME		103,031,323	29.7
INFLATION-PROTECTED ASSETS — 1.3%
405,160	TIAA-CREF Inflation-Linked Bond Fund		4,614,772	1.3
	TOTAL INFLATION-PROTECTED ASSETS		4,614,772	1.3
INTERNATIONAL EQUITY — 20.3%
1,494,777	TIAA-CREF Emerging Markets Equity Index Fund		15,979,162	4.6
2,807,976	TIAA-CREF International Equity Index Fund		54,587,050	15.7
	TOTAL INTERNATIONAL EQUITY		70,566,212	20.3
U.S. EQUITY — 48.5%
12,000,543	TIAA-CREF Equity Index Fund		168,607,631	48.5
	TOTAL U.S. EQUITY		168,607,631	48.5
	TOTAL TIAA-CREF FUNDS	(Cost $285,926,827)	346,819,938	99.8

	TOTAL PORTFOLIO	(Cost $285,926,827)	346,819,938	99.8
	OTHER ASSETS & LIABILITIES, NET		747,288	0.2
	NET ASSETS		$347,567,226	100.0%

Lifecycle Index 2030 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.7% (a)
FIXED INCOME — 23.0%
7,759,106	TIAA-CREF Bond Index Fund		$82,479,296	23.0%
	TOTAL FIXED INCOME		82,479,296	23.0
INTERNATIONAL EQUITY — 22.6%
1,712,647	TIAA-CREF Emerging Markets Equity Index Fund		18,308,196	5.1
3,217,252	TIAA-CREF International Equity Index Fund		62,543,379	17.5
	TOTAL INTERNATIONAL EQUITY		80,851,575	22.6
U.S. EQUITY — 54.1%
13,760,362	TIAA-CREF Equity Index Fund		193,333,089	54.1
	TOTAL U.S. EQUITY		193,333,089	54.1
	TOTAL TIAA-CREF FUNDS	(Cost $285,567,118)	356,663,960	99.7

	TOTAL PORTFOLIO	(Cost $285,567,118)	356,663,960	99.7
	OTHER ASSETS & LIABILITIES, NET		909,032	0.3
	NET ASSETS		$357,572,992	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	25

Portfolio of investments (unaudited)

Lifecycle Index 2035 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)
FIXED INCOME — 15.2%
5,093,345	TIAA-CREF Bond Index Fund		$54,142,259	15.2%
	TOTAL FIXED INCOME		54,142,259	15.2
INTERNATIONAL EQUITY — 24.9%
1,885,412	TIAA-CREF Emerging Markets Equity Index Fund		20,155,052	5.6
3,535,688	TIAA-CREF International Equity Index Fund		68,733,783	19.3
	TOTAL INTERNATIONAL EQUITY		88,888,835	24.9
U.S. EQUITY — 59.7%
15,141,883	TIAA-CREF Equity Index Fund		212,743,459	59.7
	TOTAL U.S. EQUITY		212,743,459	59.7
	TOTAL TIAA-CREF FUNDS	(Cost $280,230,089)	355,774,553	99.8

	TOTAL PORTFOLIO	(Cost $280,230,089)	355,774,553	99.8
	OTHER ASSETS & LIABILITIES, NET		751,348	0.2
	NET ASSETS		$356,525,901	100.0%

Lifecycle Index 2040 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.8% (a)
FIXED INCOME — 9.9%
3,957,177	TIAA-CREF Bond Index Fund		$42,064,796	9.9%
	TOTAL FIXED INCOME		42,064,796	9.9
INTERNATIONAL EQUITY — 26.5%
2,406,308	TIAA-CREF Emerging Markets Equity Index Fund		25,723,428	6.0
4,501,356	TIAA-CREF International Equity Index Fund		87,506,363	20.5
	TOTAL INTERNATIONAL EQUITY		113,229,791	26.5
U.S. EQUITY — 63.4%
19,249,540	TIAA-CREF Equity Index Fund		270,456,030	63.4
	TOTAL U.S. EQUITY		270,456,030	63.4
	TOTAL TIAA-CREF FUNDS	(Cost $326,078,588)	425,750,617	99.8

	TOTAL PORTFOLIO	(Cost $326,078,588)	425,750,617	99.8
	OTHER ASSETS & LIABILITIES, NET		849,345	0.2
	NET ASSETS		$426,599,962	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

26	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifecycle Index 2045 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.6% (a)
FIXED INCOME — 9.8%
1,629,265	TIAA-CREF Bond Index Fund		$17,319,090	9.8%
	TOTAL FIXED INCOME		17,319,090	9.8
INTERNATIONAL EQUITY — 26.5%
995,092	TIAA-CREF Emerging Markets Equity Index Fund		10,637,533	6.0
1,861,377	TIAA-CREF International Equity Index Fund		36,185,162	20.5
	TOTAL INTERNATIONAL EQUITY		46,822,695	26.5
U.S. EQUITY — 63.3%
7,949,460	TIAA-CREF Equity Index Fund		111,689,910	63.3
	TOTAL U.S. EQUITY		111,689,910	63.3
	TOTAL TIAA-CREF FUNDS	(Cost $140,052,660)	175,831,695	99.6

	TOTAL PORTFOLIO	(Cost $140,052,660)	175,831,695	99.6
	OTHER ASSETS & LIABILITIES, NET		680,671	0.4
	NET ASSETS		$176,512,366	100.0%

Lifecycle Index 2050 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.6% (a)
FIXED INCOME — 9.8%
1,043,128	TIAA-CREF Bond Index Fund		$11,088,452	9.8%
	TOTAL FIXED INCOME		11,088,452	9.8
INTERNATIONAL EQUITY — 26.5%
635,751	TIAA-CREF Emerging Markets Equity Index Fund		6,796,182	6.0
1,189,248	TIAA-CREF International Equity Index Fund		23,118,978	20.5
	TOTAL INTERNATIONAL EQUITY		29,915,160	26.5
U.S. EQUITY — 63.3%
5,082,613	TIAA-CREF Equity Index Fund		71,410,708	63.3
	TOTAL U.S. EQUITY		71,410,708	63.3
	TOTAL TIAA-CREF FUNDS	(Cost $89,012,459)	112,414,320	99.6

	TOTAL PORTFOLIO	(Cost $89,012,459)	112,414,320	99.6
	OTHER ASSETS & LIABILITIES, NET		455,160	0.4
	NET ASSETS		$112,869,480	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	27

Portfolio of investments (unaudited)

Lifecycle Index 2055 Fund  ¡  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.7% (a)
FIXED INCOME — 9.9%
205,949	TIAA-CREF Bond Index Fund		$2,189,239	9.9%
	TOTAL FIXED INCOME		2,189,239	9.9
INTERNATIONAL EQUITY — 26.5%
125,579	TIAA-CREF Emerging Markets Equity Index Fund		1,342,437	6.0
234,907	TIAA-CREF International Equity Index Fund		4,566,584	20.5
	TOTAL INTERNATIONAL EQUITY		5,909,021	26.5
U.S. EQUITY — 63.3%
1,003,821	TIAA-CREF Equity Index Fund		14,103,684	63.3
	TOTAL U.S. EQUITY		14,103,684	63.3
	TOTAL TIAA-CREF FUNDS	(Cost $18,463,936)	22,201,944	99.7

	TOTAL PORTFOLIO	(Cost $18,463,936)	22,201,944	99.7
	OTHER ASSETS & LIABILITIES, NET		74,752	0.3
	NET ASSETS		$22,276,696	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

28	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

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TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	29

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifecycle Index Funds  ▪  November 30, 2013

	Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

ASSETS
Affiliated investments, at value‡	$29,382,257	$132,334,917	$246,767,804	$346,999,989	$346,819,938	$356,663,960
Cash	–	570,523	516,676	1,162,382	827,356	846,176
Receivable from securities transactions	184,753	67,892	389,118	332,153	511,874	432,798
Receivable from Fund shares sold	5,038	143,180	351,388	848,084	564,677	727,027
Dividends and interest receivable	25,628	104,335	178,687	213,817	177,964	141,606
Due from affiliates	1,580	2,586	3,756	4,202	3,721	3,291
Other	443	2,193	3,484	4,399	4,135	4,438
Total assets	29,599,699	133,225,626	248,210,913	349,565,026	348,909,665	358,819,296

LIABILITIES
Management fees payable	402	1,804	3,371	4,736	4,739	4,868
Service agreement fees payable	38	436	777	978	848	705
Distribution fees payable	1,148	3,286	6,905	12,442	11,569	12,508
Due to affiliates	378	1,840	3,331	4,627	4,581	4,716
Overdraft payable	7,663	–	–	–	–	–
Payable for securities transactions	184,745	589,142	800,369	1,450,153	1,262,124	1,161,048
Payable for Fund shares redeemed	–	238	–	–	40,699	44,606
Accrued expenses and other payables	2,831	8,586	13,957	18,325	17,879	17,853
Total liabilities	197,205	605,332	828,710	1,491,261	1,342,439	1,246,304
NET ASSETS	$29,402,494	$132,620,294	$247,382,203	$348,073,765	$347,567,226	$357,572,992

NET ASSETS CONSIST OF:
Paid-in-capital	$25,942,933	$112,319,186	$208,817,016	$290,221,572	$284,849,259	$284,607,888
Undistributed net investment income (loss)	44,964	908,143	1,399,158	1,536,395	1,129,725	754,377
Accumulated net realized gain (loss) on total investments	(14,493)	2,257	256,712	638,969	695,131	1,113,885
Net unrealized appreciation (depreciation) on total investments	3,429,090	19,390,708	36,909,317	55,676,829	60,893,111	71,096,842
NET ASSETS	$29,402,494	$132,620,294	$247,382,203	$348,073,765	$347,567,226	$357,572,992

RETIREMENT CLASS:
Net assets	$1,119,091	$12,894,991	$22,844,398	$28,829,168	$24,944,266	$20,788,397
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	88,004	965,840	1,663,519	2,037,522	1,713,627	1,386,209
Net asset value per share	$12.72	$13.35	$13.73	$14.15	$14.56	$15.00

INSTITUTIONAL CLASS:
Net assets	$18,853,867	$92,878,217	$168,756,090	$216,532,327	$227,524,597	$233,660,958
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,481,819	6,906,734	12,208,794	15,208,229	15,527,557	15,480,260
Net asset value per share	$12.72	$13.45	$13.82	$14.24	$14.65	$15.09

PREMIER CLASS:
Net assets	$9,429,536	$26,847,086	$55,781,715	$102,712,270	$95,098,363	$103,123,637
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	741,536	2,003,844	4,052,156	7,245,642	6,515,317	6,860,393
Net asset value per share	$12.72	$13.40	$13.77	$14.18	$14.60	$15.03
‡ Affiliated investments, cost	$25,953,167	$112,944,209	$209,858,487	$291,323,160	$285,926,827	$285,567,118

30	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	31

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ▪  November 30, 2013

	Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

ASSETS
Affiliated investments, at value‡	$355,774,553	$425,750,617	$175,831,695	$112,414,320	$22,201,944
Cash	959,306	941,954	522,880	278,295	58,489
Receivable from securities transactions	205,016	190,515	–	24,148	3,708
Receivable from Fund shares sold	537,994	580,949	570,447	383,960	81,335
Dividends and interest receivable	92,534	72,440	29,792	19,191	3,759
Due from affiliates	10,236	3,724	2,461	1,903	1,553
Other	4,203	5,426	1,752	1,168	253
Total assets	357,583,842	427,545,625	176,959,027	113,122,985	22,351,041

LIABILITIES
Management fees payable	4,849	5,810	2,396	1,536	303
Service agreement fees payable	645	732	394	247	61
Distribution fees payable	10,393	9,965	6,701	4,061	381
Due to affiliates	4,642	5,594	2,234	1,479	208
Payable for securities transactions	1,001,016	901,515	427,000	241,398	49,208
Payable for Fund shares redeemed	18,859	847	–	–	–
Accrued expenses and other payables	17,537	21,200	7,936	4,784	24,184
Total liabilities	1,057,941	945,663	446,661	253,505	74,345
NET ASSETS	$356,525,901	$426,599,962	$176,512,366	$112,869,480	$22,276,696

NET ASSETS CONSIST OF:
Paid-in-capital	$279,505,463	$325,219,322	$140,230,641	$89,189,304	$18,487,369
Undistributed net investment income (loss)	368,283	193,071	45,989	33,961	9,778
Accumulated net realized gain (loss) on total investments	1,107,691	1,515,540	456,701	244,354	41,541
Net unrealized appreciation (depreciation) on total investments	75,544,464	99,672,029	35,779,035	23,401,861	3,738,008
NET ASSETS	$356,525,901	$426,599,962	$176,512,366	$112,869,480	$22,276,696

RETIREMENT CLASS:
Net assets	$19,063,476	$21,570,535	$11,631,298	$7,270,932	$1,806,067
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,238,821	1,381,575	750,138	469,352	145,898
Net asset value per share	$15.39	$15.61	$15.51	$15.49	$12.38

INSTITUTIONAL CLASS:
Net assets	$251,425,192	$322,721,387	$109,240,828	$71,843,353	$17,289,014
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	16,226,444	20,536,358	6,998,911	4,605,997	1,393,227
Net asset value per share	$15.49	$15.71	$15.61	$15.60	$12.41

PREMIER CLASS:
Net assets	$86,037,233	$82,308,040	$55,640,240	$33,755,195	$3,181,615
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,576,768	5,260,846	3,578,993	2,173,243	256,815
Net asset value per share	$15.43	$15.65	$15.55	$15.53	$12.39
‡ Affiliated investments, cost	$280,230,089	$326,078,588	$140,052,660	$89,012,459	$18,463,936

32	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	33

Statements of operations (unaudited)

TIAA-CREF Lifecycle Index Funds  ▪  For the period ended November 30, 2013

		Lifecycle Index Retirement Income Fund	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund

	INVESTMENT INCOME
	Dividends from affiliated investments	$166,469	$648,107	$1,038,003	$1,187,156	$926,281	$701,905
	Total income	166,469	648,107	1,038,003	1,187,156	926,281	701,905

	EXPENSES
	Management fees	14,091	62,440	113,840	157,842	156,352	160,818
	Shareholder servicing — Retirement Class	1,462	14,092	25,506	31,015	26,102	22,342
	Shareholder servicing — Institutional Class	89	89	121	142	145	148
	Shareholder servicing — Premier Class	111	94	108	127	123	126
	Distribution fees — Retirement Class	267	2,807	5,081	6,179	5,200	4,445
	Distribution fees — Premier Class	6,716	19,480	40,185	70,804	65,473	69,956
	Professional fees	11,256	11,739	12,152	12,521	12,417	12,521
	Registration fees	10,538	11,039	11,289	11,289	11,289	11,289
	Custody and accounting fees	6,414	6,358	6,327	6,332	6,332	6,329
	Shareholder reports	4,419	11,029	16,320	21,089	20,838	21,715
	Fund administration fees	704	3,015	5,417	7,487	7,391	7,627
	Compliance fees	517	2,209	3,895	5,483	5,363	5,542
	Trustee fees and expenses	134	569	1,029	1,498	1,488	1,531
	Other expenses	15,017	15,222	17,801	20,268	20,340	18,926
	Total expenses	71,735	160,182	259,071	352,076	338,853	343,315
Less:	Expenses reimbursed by the investment adviser	(49,236)	(61,207)	(74,131)	(86,220)	(85,734)	(85,785)
	Fee waiver by investment adviser and TPIS	(8,722)	(34,027)	(50,617)	(69,316)	(52,106)	(36,608)
	Net expenses	13,777	64,948	134,323	196,540	201,013	220,922

	Net Investment income (loss)	152,692	583,159	903,680	990,616	725,268	480,983

	NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
	Realized gain (loss) from sale of affiliated investments	31,658	568,234	848,988	1,131,766	954,868	1,196,455
	Realized gain (loss) from sale of unaffiliated investments	142	–	–	–	–	–
	Net realized gain (loss) from investments	31,800	568,234	848,988	1,131,766	954,868	1,196,455
	Net change in unrealized appreciation (depreciation) from affiliated investments	974,676	4,944,354	11,288,484	19,361,537	22,870,861	26,697,024
	Net realized and unrealized gain (loss) from investments	1,006,476	5,512,588	12,137,472	20,493,303	23,825,729	27,893,479
	Net increase (decrease) in net assets from operations	$1,159,168	$6,095,747	$13,041,152	$21,483,919	$24,550,997	$28,374,462

34	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	35

Statements of operations (unaudited)	concluded

TIAA-CREF Lifecycle Index Funds  ▪  For the period ended November 30, 2013

		Lifecycle Index 2035 Fund	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index 2055 Fund

	INVESTMENT INCOME
	Dividends from affiliated investments	$449,067	$360,072	$145,431	$95,445	$18,256
	Total income	449,067	360,072	145,431	95,445	18,256

	EXPENSES
	Management fees	157,790	190,232	76,764	50,421	9,633
	Shareholder servicing — Retirement Class	20,299	22,723	12,200	7,837	2,062
	Shareholder servicing — Institutional Class	154	187	87	112	87
	Shareholder servicing — Premier Class	117	113	102	120	108
	Distribution fees — Retirement Class	4,040	4,522	2,421	1,542	394
	Distribution fees — Premier Class	56,806	55,149	36,883	22,238	1,989
	Professional fees	12,466	12,705	11,853	11,522	11,184
	Registration fees	11,289	11,790	11,039	10,788	10,065
	Custody and accounting fees	6,361	6,353	6,380	6,382	6,343
	Shareholder reports	21,032	24,930	12,205	9,401	4,292
	Fund administration fees	7,476	9,033	3,624	2,384	469
	Compliance fees	5,419	6,544	2,631	1,801	316
	Trustee fees and expenses	1,502	1,866	756	529	106
	Other expenses	20,575	20,781	17,725	16,313	14,825
	Total expenses	325,326	366,928	194,670	141,390	61,873
Less:	Expenses reimbursed by the investment adviser	(86,444)	(94,371)	(66,639)	(59,441)	(48,060)
	Fee waiver by investment adviser and TPIS	(35,598)	(42,568)	(17,774)	(11,627)	(2,320)
	Net expenses	203,284	229,989	110,257	70,322	11,493

	Net Investment income (loss)	245,783	130,083	35,174	25,123	6,763

	NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
	Realized gain (loss) from sale of affiliated investments	1,033,779	1,411,949	250,503	148,137	26,499
	Realized gain (loss) from sale of unaffiliated investments	–	–	12,651	15,636	4,267
	Net realized gain (loss) from investments	1,033,779	1,411,949	263,154	163,773	30,766
	Net change in unrealized appreciation (depreciation) from affiliated investments	29,683,520	38,083,827	15,835,133	10,401,119	1,988,338
	Net realized and unrealized gain (loss) from investments	30,717,299	39,495,776	16,098,287	10,564,892	2,019,104
	Net increase (decrease) in net assets from operations	$30,963,082	$39,625,859	$16,133,461	$10,590,015	$2,025,867

36	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	37

Statements of changes in net assets

TIAA-CREF Lifecycle Index Funds  ▪  For the period or year ended

		Lifecycle Index Retirement Income Fund		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$152,692	$367,349	$583,159	$1,831,869	$903,680	$3,113,702
Net realized gain (loss) from investments		31,800	42,276	568,234	275,862	848,988	380,928
Net change in unrealized appreciation (depreciation) from affiliated investments		974,676	1,449,591	4,944,354	9,381,736	11,288,484	18,349,185
Net increase (decrease) in net assets from operations		1,159,168	1,859,216	6,095,747	11,489,467	13,041,152	21,843,815

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	(4,310)	(12,171)	–	(130,454)	–	(220,026)
	Institutional Class	(94,653)	(247,192)	–	(1,304,814)	–	(2,125,822)
	Premier Class	(40,553)	(103,014)	–	(392,300)	–	(703,436)
From realized gains:	Retirement Class	–	(68)	–	(6,139)	–	(6,674)
	Institutional Class	–	(1,172)	–	(56,247)	–	(57,860)
	Premier Class	–	(630)	–	(17,908)	–	(20,010)
Total distributions		(139,516)	(364,247)	–	(1,907,862)	–	(3,133,828)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	139,750	498,990	2,699,021	6,758,457	4,082,979	9,804,515
	Institutional Class	3,902,219	6,076,651	10,565,931	21,385,338	25,125,706	37,259,938
	Premier Class	1,082,911	6,470,490	2,648,566	14,227,683	5,238,804	40,665,802
Reinvestments of distributions:	Retirement Class	4,310	12,239	–	136,593	–	226,700
	Institutional Class	94,653	248,364	–	1,361,061	–	2,183,682
	Premier Class	40,553	103,644	–	410,208	–	723,446
Redemptions:	Retirement Class	(50,965)	(204,137)	(1,018,029)	(914,916)	(1,595,711)	(1,810,004)
	Institutional Class	(2,558,296)	(2,096,888)	(6,609,980)	(9,258,880)	(10,548,489)	(10,287,386)
	Premier Class	(452,593)	(1,085,355)	(2,954,825)	(3,239,605)	(6,173,405)	(6,531,225)
Net increase (decrease) from shareholder transactions		2,202,542	10,023,998	5,330,684	30,865,939	16,129,884	72,235,468
Net increase (decrease) in net assets		3,222,194	11,518,967	11,426,431	40,447,544	29,171,036	90,945,455

NET ASSETS
Beginning of period		26,180,300	14,661,333	121,193,863	80,746,319	218,211,167	127,265,712
End of period		$29,402,494	$26,180,300	$132,620,294	$121,193,863	$247,382,203	$218,211,167
Undistributed net investment income (loss) included in net assets		$44,964	$31,788	$908,143	$324,984	$1,399,158	$495,478

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	11,355	41,383	208,321	549,601	309,082	787,330
	Institutional Class	315,343	504,187	813,314	1,727,728	1,888,369	2,989,007
	Premier Class	88,158	542,350	205,221	1,158,576	396,179	3,255,833
Shares reinvested:	Retirement Class	354	1,034	–	11,252	–	18,446
	Institutional Class	7,763	20,984	–	111,562	–	176,960
	Premier Class	3,328	8,731	–	33,679	–	58,769
Shares redeemed:	Retirement Class	(4,018)	(16,987)	(80,391)	(73,232)	(123,566)	(149,819)
	Institutional Class	(204,078)	(173,270)	(509,681)	(753,362)	(796,927)	(835,855)
	Premier Class	(36,765)	(90,770)	(230,696)	(260,421)	(467,647)	(521,216)
Net increase (decrease) from shareholder transactions		181,440	837,642	406,088	2,505,383	1,205,490	5,779,455

38	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	39

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ▪  For the period or year ended

		Lifecycle Index 2020 Fund		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$990,616	$4,126,509	$725,268	$4,023,694	$480,983	$4,202,192
Net realized gain (loss) from investments		1,131,766	526,273	954,868	460,225	1,196,455	565,143
Net change in unrealized appreciation (depreciation) from affiliated investments		19,361,537	28,229,230	22,870,861	30,970,915	26,697,024	36,947,850
Net increase (decrease) in net assets from operations		21,483,919	32,882,012	24,550,997	35,454,834	28,374,462	41,715,185

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(249,447)	–	(197,740)	–	(201,951)
	Institutional Class	–	(2,544,959)	–	(2,624,457)	–	(2,781,528)
	Premier Class	–	(1,209,358)	–	(1,113,057)	–	(1,170,721)
From realized gains:	Retirement Class	–	(2,082)	–	(781)	–	(209)
	Institutional Class	–	(19,347)	–	(9,530)	–	(2,605)
	Premier Class	–	(9,604)	–	(4,191)	–	(1,141)
Total distributions		–	(4,034,797)	–	(3,949,756)	–	(4,158,155)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	5,959,101	13,043,267	6,497,239	12,030,955	5,136,651	9,527,854
	Institutional Class	25,201,468	49,751,723	27,820,550	51,219,559	25,457,043	47,972,353
	Premier Class	8,684,573	58,015,057	9,254,575	59,193,425	10,573,098	55,697,292
Reinvestments of distributions:	Retirement Class	–	251,529	–	198,521	–	202,160
	Institutional Class	–	2,564,306	–	2,633,987	–	2,784,133
	Premier Class	–	1,218,962	–	1,117,248	–	1,171,862
Redemptions:	Retirement Class	(1,811,684)	(627,367)	(2,243,699)	(620,254)	(4,389,122)	(729,716)
	Institutional Class	(5,200,866)	(10,915,254)	(3,508,447)	(9,937,537)	(4,733,200)	(8,061,058)
	Premier Class	(1,563,295)	(4,259,595)	(2,358,720)	(4,101,768)	(1,763,082)	(2,232,885)
Net increase (decrease) from shareholder transactions		31,269,297	109,042,628	35,461,498	111,734,136	30,281,388	106,331,995
Net increase (decrease) in net assets		52,753,216	137,889,843	60,012,495	143,239,214	58,655,850	143,889,025

NET ASSETS
Beginning of period		295,320,549	157,430,706	287,554,731	144,315,517	298,917,142	155,028,117
End of period		$348,073,765	$295,320,549	$347,567,226	$287,554,731	$357,572,992	$298,917,142
Undistributed net investment income (loss) included in net assets		$1,536,395	$545,779	$1,129,725	$404,457	$754,377	$273,394

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	438,496	1,034,646	467,944	942,702	360,303	739,298
	Institutional Class	1,849,548	3,936,940	1,997,142	4,018,808	1,781,154	3,734,731
	Premier Class	639,400	4,631,061	670,723	4,687,558	747,013	4,363,342
Shares reinvested:	Retirement Class	–	20,301	–	15,895	–	16,032
	Institutional Class	–	206,134	–	210,047	–	219,916
	Premier Class	–	98,303	–	89,308	–	92,856
Shares redeemed:	Retirement Class	(138,760)	(49,403)	(168,639)	(48,243)	(323,679)	(57,147)
	Institutional Class	(383,794)	(877,768)	(252,573)	(793,665)	(332,563)	(639,960)
	Premier Class	(117,021)	(337,626)	(171,241)	(322,052)	(124,822)	(169,969)
Net increase (decrease) from shareholder transactions		2,287,869	8,662,588	2,543,356	8,800,358	2,107,406	8,299,099

40	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	41

Statements of changes in net assets	continued

TIAA-CREF Lifecycle Index Funds  ▪  For the period or year ended

		Lifecycle Index 2035 Fund		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$245,783	$4,050,685	$130,083	$5,033,885	$35,174	$1,914,720
Net realized gain (loss) from investments		1,033,779	559,979	1,411,949	652,259	263,154	319,077
Net change in unrealized appreciation (depreciation) from affiliated investments		29,683,520	39,191,963	38,083,827	51,899,754	15,835,133	18,175,917
Net increase (decrease) in net assets from operations		30,963,082	43,802,627	39,625,859	57,585,898	16,133,461	20,409,714

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(183,490)	–	(218,429)	–	(105,787)
	Institutional Class	–	(2,937,074)	–	(3,957,982)	–	(1,204,791)
	Premier Class	–	(906,244)	–	(878,048)	–	(614,958)
From realized gains:	Retirement Class	–	(27)	–	(10)	–	(10)
	Institutional Class	–	(383)	–	(167)	–	(104)
	Premier Class	–	(122)	–	(40)	–	(54)
Total distributions		–	(4,027,340)	–	(5,054,676)	–	(1,925,704)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	5,121,415	8,782,865	5,657,608	9,132,364	3,052,044	5,578,549
	Institutional Class	28,422,648	51,245,166	31,925,772	57,479,861	18,182,657	30,135,648
	Premier Class	11,377,643	47,952,648	9,714,115	44,204,733	6,817,081	33,839,898
Reinvestments of distributions:	Retirement Class	–	183,517	–	218,439	–	105,797
	Institutional Class	–	2,937,457	–	3,958,149	–	1,204,895
	Premier Class	–	906,366	–	878,088	–	615,012
Redemptions:	Retirement Class	(4,371,038)	(429,355)	(4,874,039)	(487,712)	(1,576,886)	(579,786)
	Institutional Class	(2,744,629)	(6,423,268)	(3,823,172)	(10,484,724)	(1,955,808)	(6,880,560)
	Premier Class	(1,317,314)	(1,329,094)	(1,998,237)	(1,976,046)	(955,796)	(1,769,651)
Net increase (decrease) from shareholder transactions		36,488,725	103,826,302	36,602,047	102,923,152	23,563,292	62,249,802
Net increase (decrease) in net assets		67,451,807	143,601,589	76,227,906	155,454,374	39,696,753	80,733,812

NET ASSETS
Beginning of period		289,074,094	145,472,505	350,372,056	194,917,682	136,815,613	56,081,801
End of period		$356,525,901	$289,074,094	$426,599,962	$350,372,056	$176,512,366	$136,815,613
Undistributed net investment income (loss) included in net assets		$368,283	$122,500	$193,071	$62,988	$45,989	$10,815

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	351,489	675,021	382,756	700,149	209,119	432,602
	Institutional Class	1,945,739	3,966,227	2,166,503	4,442,228	1,245,063	2,334,022
	Premier Class	786,543	3,726,331	666,546	3,411,448	468,723	2,638,017
Shares reinvested:	Retirement Class	–	14,462	–	17,159	–	8,370
	Institutional Class	–	230,569	–	309,714	–	94,873
	Premier Class	–	71,311	–	68,924	–	48,579
Shares redeemed:	Retirement Class	(316,410)	(33,225)	(350,521)	(37,727)	(113,887)	(44,131)
	Institutional Class	(189,875)	(507,187)	(261,586)	(827,417)	(133,078)	(519,648)
	Premier Class	(92,460)	(103,026)	(134,762)	(152,032)	(65,475)	(136,146)
Net increase (decrease) from shareholder transactions		2,485,026	8,040,483	2,468,936	7,932,446	1,610,465	4,856,538

42	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Lifecycle Index Funds  ▪  For the period or year ended

		Lifecycle Index 2050 Fund		Lifecycle Index 2055 Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$25,123	$1,196,562	$6,763	$238,015
Net realized gain (loss) from investments		163,773	206,889	30,766	32,963
Net change in unrealized appreciation (depreciation) from affiliated investments		10,401,119	11,704,396	1,988,338	2,574,732
Net increase (decrease) in net assets from operations		10,590,015	13,107,847	2,025,867	2,845,710

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Retirement Class	–	(58,354)	–	(18,261)
	Institutional Class	–	(794,872)	–	(192,419)
	Premier Class	–	(349,374)	–	(28,014)
From realized gains:	Retirement Class	–	–	–	(146)
	Institutional Class	–	–	–	(1,344)
	Premier Class	–	–	–	(208)
Total distributions		–	(1,202,600)	–	(240,392)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	1,724,280	3,246,097	237,139	214,110
	Institutional Class	11,868,922	18,123,434	2,477,722	2,843,462
	Premier Class	4,951,486	21,069,101	698,478	1,065,363
Reinvestments of distributions:	Retirement Class	–	58,354	–	18,407
	Institutional Class	–	794,872	–	193,763
	Premier Class	–	349,374	–	28,222
Redemptions:	Retirement Class	(617,504)	(103,204)	(10,584)	(10,196)
	Institutional Class	(4,247,134)	(1,070,353)	(127,067)	(144,156)
	Premier Class	(1,188,522)	(903,373)	(101,727)	(65,830)
Net increase (decrease) from shareholder transactions		12,491,528	41,564,302	3,173,961	4,143,145
Net increase (decrease) in net assets		23,081,543	53,469,549	5,199,828	6,748,463

NET ASSETS
Beginning of period		89,787,937	36,318,388	17,076,868	10,328,405
End of period		$112,869,480	$89,787,937	$22,276,696	$17,076,868
Undistributed net investment income (loss) included in net assets		$33,961	$8,838	$9,778	$3,015

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	117,753	250,254	20,336	20,320
	Institutional Class	814,070	1,409,555	212,353	274,156
	Premier Class	340,727	1,635,549	59,642	101,774
Shares reinvested:	Retirement Class	–	4,620	–	1,824
	Institutional Class	–	62,637	–	19,203
	Premier Class	–	27,618	–	2,797
Shares redeemed:	Retirement Class	(42,983)	(7,581)	(943)	(1,003)
	Institutional Class	(280,596)	(81,841)	(10,885)	(14,262)
	Premier Class	(81,907)	(68,873)	(8,643)	(6,310)
Net increase (decrease) from shareholder transactions		867,064	3,231,938	271,860	398,499

44	2013 Semiannual Report ¡ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ¡ 2013 Semiannual Report	45

Financial highlights

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total										Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss	)	Less distributions from:		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [f]	investment operations		investment income	realized gains	and distributions	end of period	Total return		period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFECYCLE INDEX RETIREMENT INCOME FUND
Retirement Class:	11/30/13	§	$12.29	$0.06		$0.42	$0.48		$(0.05)	$—	$(0.05)	$12.72	3.93%[b]		$1,119		0.77%[c]		0.29%[c]		0.89%[c]		16%[b]
	5/31/13		11.34	0.20		0.94	1.14		(0.19)	(0.00)[d]	(0.19)	12.29	10.12		987		0.88		0.30		1.65		24
	5/31/12		11.36	0.21		0.01	0.22		(0.21)	(0.03)	(0.24)	11.34	2.02		622		1.16		0.31		1.89		25
	5/31/11	†	10.65	0.16		0.73	0.89		(0.14)	(0.04)	(0.18)	11.36	8.44	[b]	342		1.14	[c]	0.31	[c]	2.16	[c]	13	[b]
	9/30/10		10.00	0.22		0.63	0.85		(0.20)	—	(0.20)	10.65	8.56		274		2.07		0.33		2.13		39
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]
Institutional Class:	11/30/13	§	12.29	0.07		0.43	0.50		(0.07)	—	(0.07)	12.72	4.05	[b]	18,854		0.45	[c]	0.04	[c]	1.14	[c]	16	[b]
	5/31/13		11.35	0.22		0.94	1.16		(0.22)	(0.00)[d]	(0.22)	12.29	10.28		16,754		0.56		0.05		1.82		24
	5/31/12		11.36	0.23		0.03	0.26		(0.24)	(0.03)	(0.27)	11.35	2.36		11,470		0.82		0.06		2.06		25
	5/31/11	†	10.65	0.18		0.73	0.91		(0.16)	(0.04)	(0.20)	11.36	8.56	[b]	7,447		0.76	[c]	0.06	[c]	2.47	[c]	13	[b]
	9/30/10		10.00	0.22		0.65	0.87		(0.22)	—	(0.22)	10.65	8.82		5,690		1.74		0.08		2.19		39
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/13	§	12.29	0.06		0.43	0.49		(0.06)	—	(0.06)	12.72	3.98	[b]	9,430		0.60	[c]	0.19	[c]	0.99	[c]	16	[b]
	5/31/13		11.34	0.22		0.93	1.15		(0.20)	(0.00)[d]	(0.20)	12.29	10.23		8,439		0.69		0.20		1.85		24
	5/31/12		11.35	0.22		0.02	0.24		(0.22)	(0.03)	(0.25)	11.34	2.21		2,568		0.98		0.21		1.96		25
	5/31/11	†	10.65	0.16		0.73	0.89		(0.15)	(0.04)	(0.19)	11.35	8.40	[b]	1,833		0.93	[c]	0.21	[c]	2.26	[c]	13	[b]
	9/30/10		10.00	0.23		0.63	0.86		(0.21)	—	(0.21)	10.65	8.67		272		1.91		0.23		2.24		39
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

LIFECYCLE INDEX 2010 FUND
Retirement Class:	11/30/13	§	12.74	0.05		0.56	0.61		—	—	—	13.35	4.79	[b]	12,895		0.50	[c]	0.30	[c]	0.74	[c]	10	[b]
	5/31/13		11.54	0.20		1.21	1.41		(0.20)	(0.01)	(0.21)	12.74	12.26		10,672		0.51		0.31		1.63		13
	5/31/12		11.72	0.21		(0.15)	0.06		(0.21)	(0.03)	(0.24)	11.54	0.58		4,044		0.56		0.32		1.80		25
	5/31/11	†	10.82	0.15		0.92	1.07		(0.16)	(0.01)	(0.17)	11.72	9.98	[b]	695		0.63	[c]	0.32	[c]	2.00	[c]	38	[b]
	9/30/10		10.00	0.21		0.65	0.86		(0.04)	—	(0.04)	10.82	8.67		300		1.22		0.33		2.01		43
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]
Institutional Class:	11/30/13	§	12.81	0.06		0.58	0.64		—	—	—	13.45	5.00	[b]	92,878		0.20	[c]	0.05	[c]	0.99	[c]	10	[b]
	5/31/13		11.60	0.23		1.20	1.43		(0.21)	(0.01)	(0.22)	12.81	12.45		84,599		0.21		0.06		1.83		13
	5/31/12		11.75	0.23		(0.13)	0.10		(0.22)	(0.03)	(0.25)	11.60	0.92		64,002		0.26		0.07		2.02		25
	5/31/11	†	10.84	0.20		0.89	1.09		(0.17)	(0.01)	(0.18)	11.75	10.14	[b]	49,573		0.28	[c]	0.07	[c]	2.63	c	38	[b]
	9/30/10		10.00	0.17		0.72	0.89		(0.05)	—	(0.05)	10.84	8.94		30,599		0.80		0.07		1.65		43
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/13	§	12.77	0.05		0.58	0.63		—	—	—	13.40	4.93	[b]	26,847		0.35	[c]	0.20	[c]	0.84	[c]	10	[b]
	5/31/13		11.57	0.22		1.19	1.41		(0.20)	(0.01)	(0.21)	12.77	12.28		25,923		0.36		0.21		1.79		13
	5/31/12		11.73	0.21		(0.13)	0.08		(0.21)	(0.03)	(0.24)	11.57	0.74		12,701		0.41		0.22		1.86		25
	5/31/11	†	10.83	0.17		0.91	1.08		(0.17)	(0.01)	(0.18)	11.73	10.02	[b]	7,766		0.43	[c]	0.22	[c]	2.33	[c]	38	[b]
	9/30/10		10.00	0.21		0.67	0.88		(0.05)	—	(0.05)	10.83	8.79		753		1.04		0.23		2.08		43
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

46	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	47

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total										Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss	)	Less distributions from:		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [f]	investment operations		investment income	realized gains	and distributions	end of period	Total return		period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFECYCLE INDEX 2015 FUND
Retirement Class:	11/30/13	§	$13.00	$0.04		$0.69	$0.73		$ —	$ —	$ —	$13.73	5.62%[b]		$ 22,844		0.47%[c]		0.31%[c]		0.60%[c]		11%[b]
	5/31/13		11.59	0.20		1.41	1.61		(0.19)	(0.01)	(0.20)	13.00	13.95		19,214		0.48		0.32		1.61		10
	5/31/12		11.86	0.19		(0.25)	(0.06)		(0.20)	(0.01)	(0.21)	11.59	(0.40)		9,527		0.51		0.33		1.63		21
	5/31/11	†	10.83	0.11		1.09	1.20		(0.17)	—	(0.17)	11.86	11.18	[b]	1,880		0.56	[c]	0.33	[c]	1.46	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87		(0.04)	—	(0.04)	10.83	8.69		327		1.07		0.33		1.89		23
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]
Institutional Class:	11/30/13	§	13.07	0.06		0.69	0.75		—	—	—	13.82	5.74	[b]	168,756		0.17	[c]	0.06	[c]	0.85	[c]	11	[b]
	5/31/13		11.64	0.23		1.42	1.65		(0.21)	(0.01)	(0.22)	13.07	14.26		145,288		0.18		0.07		1.82		10
	5/31/12		11.90	0.23		(0.27)	(0.04)		(0.21)	(0.01)	(0.22)	11.64	(0.21)		102,292		0.22		0.08		1.96		21
	5/31/11	†	10.85	0.19		1.03	1.22		(0.17)	—	(0.17)	11.90	11.43	[b]	74,426		0.24	[c]	0.08	[c]	2.49	[c]	13	[b]
	9/30/10		10.00	0.14		0.75	0.89		(0.04)	—	(0.04)	10.85	8.96		43,294		0.64		0.07		1.38		23
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/13	§	13.02	0.05		0.70	0.75		—	—	—	13.77	5.76	[b]	55,782		0.32	[c]	0.21	[c]	0.70	[c]	11	[b]
	5/31/13		11.61	0.24		1.38	1.62		(0.20)	(0.01)	(0.21)	13.02	14.04		53,709		0.33		0.22		1.91		10
	5/31/12		11.88	0.21		(0.27)	(0.06)		(0.20)	(0.01)	(0.21)	11.61	(0.39)		15,447		0.37		0.23		1.81		21
	5/31/11	†	10.83	0.18		1.04	1.22		(0.17)	—	(0.17)	11.88	11.41	[b]	9,054		0.40	[c]	0.22	[c]	2.44	[c]	13	[b]
	9/30/10		10.00	0.20		0.67	0.87		(0.04)	—	(0.04)	10.83	8.72		758		0.90		0.23		1.97		23
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

LIFECYCLE INDEX 2020 FUND
Retirement Class:	11/30/13	§	13.25	0.03		0.87	0.90		—	—	—	14.15	6.79	[b]	28,829		0.46	[c]	0.31	[c]	0.44	[c]	7	[b]
	5/31/13		11.59	0.21		1.64	1.85		(0.19)	(0.00)[d]	(0.19)	13.25	16.13		23,032		0.47		0.32		1.64		8
	5/31/12		12.01	0.18		(0.40)	(0.22)		(0.19)	(0.01)	(0.20)	11.59	(1.70)		8,485		0.51		0.34		1.54		14
	5/31/11	†	10.83	0.09		1.26	1.35		(0.17)	—	(0.17)	12.01	12.58	[b]	2,363		0.54	[c]	0.33	[c]	1.19	[c]	11	[b]
	9/30/10		10.00	0.19		0.68	0.87		(0.04)	—	(0.04)	10.83	8.73		304		1.06		0.33		1.80		22
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]
Institutional Class:	11/30/13	§	13.32	0.05		0.87	0.92		—	—	—	14.24	6.91	[b]	216,532		0.15	[c]	0.06	[c]	0.69	[c]	7	[b]
	5/31/13		11.63	0.23		1.67	1.90		(0.21)	(0.00)[d]	(0.21)	13.32	16.51		183,056		0.17		0.07		1.83		8
	5/31/12		12.04	0.22		(0.41)	(0.19)		(0.21)	(0.01)	(0.22)	11.63	(1.49)		121,899		0.21		0.09		1.87		14
	5/31/11	†	10.85	0.19		1.18	1.37		(0.18)	—	(0.18)	12.04	12.74	[b]	84,549		0.23	[c]	0.08	[c]	2.46	[c]	11	[b]
	9/30/10		10.00	0.12		0.78	0.90		(0.05)	—	(0.05)	10.85	9.00		51,737		0.62		0.07		1.16		22
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/13	§	13.27	0.04		0.87	0.91		—	—	—	14.18	6.86	[b]	102,712		0.30	[c]	0.21	[c]	0.54	[c]	7	[b]
	5/31/13		11.60	0.25		1.62	1.87		(0.20)	(0.00)[d]	(0.20)	13.27	16.29		89,233		0.32		0.22		1.96		8
	5/31/12		12.02	0.20		(0.41)	(0.21)		(0.20)	(0.01)	(0.21)	11.60	(1.67)		27,047		0.36		0.24		1.69		14
	5/31/11	†	10.83	0.18		1.18	1.36		(0.17)	—	(0.17)	12.02	12.72	[b]	19,670		0.38	[c]	0.23	[c]	2.35	[c]	11	[b]
	9/30/10		10.00	0.18		0.69	0.87		(0.04)	—	(0.04)	10.83	8.76		1,851		0.85		0.23		1.73		22
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

48	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	49

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total										Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss	)	Less distributions from:		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [f]	investment operations		investment income	realized gains	and distributions	end of period	Total return		period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFECYCLE INDEX 2025 FUND
Retirement Class:	11/30/13	§	$13.50	$0.02		$1.04	$1.06		$ —	$ —	$ —	$14.56	7.85%[b]		$24,944		0.46%[c]		0.32%[c]		0.28%[c]		7%[b]
	5/31/13		11.58	0.21		1.91	2.12		(0.20)	(0.00)[d]	(0.20)	13.50	18.46		19,093		0.47		0.33		1.69		8
	5/31/12		12.15	0.19		(0.56)	(0.37)		(0.19)	(0.01)	(0.20)	11.58	(2.97)		5,837		0.51		0.34		1.64		12
	5/31/11	†	10.82	0.13		1.38	1.51		(0.18)	—	(0.18)	12.15	14.06	[b]	1,125		0.57	[c]	0.33	[c]	1.64	[c]	9	[b]
	9/30/10		10.00	0.17		0.70	0.87		(0.05)	—	(0.05)	10.82	8.69		324		1.10		0.33		1.69		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]
Institutional Class:	11/30/13	§	13.57	0.04		1.04	1.08		—	—	—	14.65	7.96	[b]	227,525		0.15	[c]	0.07	[c]	0.52	[c]	7	[b]
	5/31/13		11.63	0.23		1.93	2.16		(0.22)	(0.00)[d]	(0.22)	13.57	18.71		187,069		0.17		0.08		1.84		8
	5/31/12		12.18	0.21		(0.55)	(0.34)		(0.20)	(0.01)	(0.21)	11.63	(2.70)		120,360		0.21		0.09		1.80		12
	5/31/11	†	10.84	0.19		1.33	1.52		(0.18)	—	(0.18)	12.18	14.21	[b]	86,413		0.23	[c]	0.08	[c]	2.47	[c]	9	[b]
	9/30/10		10.00	0.10		0.79	0.89		(0.05)	—	(0.05)	10.84	8.96		51,228		0.65		0.07		0.97		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/13	§	13.53	0.03		1.04	1.07		—	—	—	14.60	7.91	[b]	95,098		0.30	[c]	0.22	[c]	0.37	[c]	7	[b]
	5/31/13		11.61	0.27		1.86	2.13		(0.21)	(0.00)[d]	(0.21)	13.53	18.50		81,393		0.32		0.23		2.11		8
	5/31/12		12.16	0.19		(0.54)	(0.35)		(0.19)	(0.01)	(0.20)	11.61	(2.79)		18,118		0.36		0.24		1.64		12
	5/31/11	†	10.83	0.18		1.33	1.51		(0.18)	—	(0.18)	12.16	14.09	[b]	11,066		0.39	[c]	0.23	[c]	2.38	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88		(0.05)	—	(0.05)	10.83	8.82		1,664		0.89		0.23		1.61		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

LIFECYCLE INDEX 2030 FUND
Retirement Class:	11/30/13	§	13.77	0.01		1.22	1.23		—	—	—	15.00	8.93	[b]	20,788		0.45	[c]	0.33	[c]	0.11	[c]	8	[b]
	5/31/13		11.60	0.21		2.16	2.37		(0.20)	(0.00)[d]	(0.20)	13.77	20.62		18,588		0.47		0.34		1.62		4
	5/31/12		12.31	0.18		(0.70)	(0.52)		(0.18)	(0.01)	(0.19)	11.60	(4.10)		7,553		0.51		0.35		1.53		10
	5/31/11	†	10.83	0.12		1.54	1.66		(0.18)	—	(0.18)	12.31	15.52	[b]	2,415		0.54	[c]	0.34	[c]	1.61	[c]	9	[b]
	9/30/10		10.00	0.15		0.72	0.87		(0.04)	—	(0.04)	10.83	8.69		455		1.01		0.33		1.48		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]
Institutional Class:	11/30/13	§	13.84	0.03		1.22	1.25		—	—	—	15.09	9.03	[b]	233,661		0.15	[c]	0.08	[c]	0.36	[c]	8	[b]
	5/31/13		11.65	0.24		2.17	2.41		(0.22)	(0.00)[d]	(0.22)	13.84	20.90		194,258		0.17		0.09		1.84		4
	5/31/12		12.35	0.20		(0.70)	(0.50)		(0.19)	(0.01)	(0.20)	11.65	(3.89)		124,802		0.21		0.10		1.74		10
	5/31/11	†	10.86	0.19		1.49	1.68		(0.19)	—	(0.19)	12.35	15.64	[b]	91,910		0.22	[c]	0.09	[c]	2.45	[c]	9	[b]
	9/30/10		10.00	0.07		0.83	0.90		(0.04)	—	(0.04)	10.86	9.06		56,944		0.59		0.07		0.71		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/13	§	13.80	0.01		1.22	1.23		—	—	—	15.03	8.91	[b]	103,124		0.30	[c]	0.23	[c]	0.21	[c]	8	[b]
	5/31/13		11.62	0.26		2.14	2.40		(0.22)	(0.00)[d]	(0.22)	13.80	20.79		86,071		0.32		0.24		2.05		4
	5/31/12		12.32	0.18		(0.69)	(0.51)		(0.18)	(0.01)	(0.19)	11.62	(4.00)		22,673		0.36		0.25		1.55		10
	5/31/11	†	10.84	0.18		1.49	1.67		(0.19)	—	(0.19)	12.32	15.54	[b]	15,655		0.37	[c]	0.24	[c]	2.32	[c]	9	[b]
	9/30/10		10.00	0.16		0.72	0.88		(0.04)	—	(0.04)	10.84	8.82		1,095		0.83		0.23		1.56		16
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

50	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	51

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total										Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss	)	Less distributions from:		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [f]	investment operations		investment income	realized gains	and distributions	end of period	Total return		period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFECYCLE INDEX 2035 FUND
Retirement Class:	11/30/13	§	$14.00	$(0.00)[d]		$1.39	$1.39		$ —	$ —	$ —	$ 15.39	9.93%[b]		$ 19,063		0.46%[c]		0.33%[c]		(0.05)%[c]		7%[b]
	5/31/13		11.57	0.21		2.43	2.64		(0.21)	(0.00)[d]	(0.21)	14.00	23.00		16,853		0.47		0.34		1.63		7
	5/31/12		12.44	0.18		(0.86)	(0.68)		(0.18)	(0.01)	(0.19)	11.57	(5.36)		6,337		0.51		0.35		1.52		19
	5/31/11	†	10.82	0.13		1.68	1.81		(0.19)	—	(0.19)	12.44	16.89	[b]	1,597		0.55	[c]	0.34	[c]	1.61	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.04)	—	(0.04)	10.82	8.64		404		1.04		0.33		1.41		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]
Institutional Class:	11/30/13	§	14.08	0.01		1.40	1.41		—	—	—	15.49	10.01	[b]	251,425		0.15	[c]	0.08	[c]	0.20	[c]	7	[b]
	5/31/13		11.63	0.24		2.44	2.68		(0.23)	(0.00)[d]	(0.23)	14.08	23.25		203,726		0.17		0.09		1.86		7
	5/31/12		12.48	0.20		(0.85)	(0.65)		(0.19)	(0.01)	(0.20)	11.63	(5.07)		125,358		0.21		0.10		1.68		19
	5/31/11	†	10.84	0.19		1.65	1.84		(0.20)	—	(0.20)	12.48	17.12	[b]	91,325		0.23	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.05		0.84	0.89		(0.05)	—	(0.05)	10.84	8.91		56,430		0.61		0.07		0.52		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/13	§	14.03	0.00	[d]	1.40	1.40		—	—	—	15.43	9.98	[b]	86,037		0.31	[c]	0.23	[c]	0.05	[c]	7	[b]
	5/31/13		11.60	0.28		2.37	2.65		(0.22)	(0.00)[d]	(0.22)	14.03	23.06		68,495		0.32		0.24		2.17		7
	5/31/12		12.46	0.17		(0.84)	(0.67)		(0.18)	(0.01)	(0.19)	11.60	(5.26)		13,777		0.36		0.25		1.49		19
	5/31/11	†	10.83	0.18		1.64	1.82		(0.19)	—	(0.19)	12.46	17.00	[b]	7,916		0.38	[c]	0.24	[c]	2.31	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87		(0.04)	—	(0.04)	10.83	8.77		1,336		0.85		0.23		1.40		10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

LIFECYCLE INDEX 2040 FUND
Retirement Class:	11/30/13	§	14.12	(0.01)		1.50	1.49		—	—	—	15.61	10.55	[b]	21,571		0.45	[c]	0.33	[c]	(0.14)[c]		7	[b]
	5/31/13		11.57	0.21		2.55	2.76		(0.21)	(0.00)[d]	(0.21)	14.12	24.10		19,052		0.46		0.34		1.65		6
	5/31/12		12.48	0.18		(0.89)	(0.71)		(0.18)	(0.02)	(0.20)	11.57	(5.62)		7,751		0.49		0.35		1.51		17
	5/31/11	†	10.84	0.11		1.72	1.83		(0.19)	—	(0.19)	12.48	17.06	[b]	1,882		0.54	[c]	0.34	[c]	1.37	[c]	10	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.02)	—	(0.02)	10.84	8.62		395		0.88		0.33		1.41		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]		0	[b]
Institutional Class:	11/30/13	§	14.19	0.01		1.51	1.52		—	—	—	15.71	10.71	[b]	322,721		0.15	[c]	0.08	[c]	0.11	[c]	7	[b]
	5/31/13		11.62	0.24		2.57	2.81		(0.24)	(0.00)[d]	(0.24)	14.19	24.37		264,444		0.16		0.09		1.86		6
	5/31/12		12.52	0.20		(0.89)	(0.69)		(0.19)	(0.02)	(0.21)	11.62	(5.42)		170,934		0.19		0.10		1.70		17
	5/31/11	†	10.87	0.19		1.66	1.85		(0.20)	—	(0.20)	12.52	17.19	[b]	119,510		0.21	[c]	0.09	[c]	2.46	[c]	10	[b]
	9/30/10		10.00	0.04		0.86	0.90		(0.03)	—	(0.03)	10.87	8.98		79,123		0.47		0.07		0.42		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]		0	[b]
Premier Class:	11/30/13	§	14.14	(0.00)[d]		1.51	1.51		—	—	—	15.65	10.68	[b]	82,308		0.30	[c]	0.23	[c]	(0.04)[c]		7	[b]
	5/31/13		11.59	0.28		2.50	2.78		(0.23)	(0.00)[d]	(0.23)	14.14	24.18		66,876		0.31		0.24		2.12		6
	5/31/12		12.49	0.17		(0.87)	(0.70)		(0.18)	(0.02)	(0.20)	11.59	(5.52)		16,233		0.34		0.25		1.48		17
	5/31/11	†	10.85	0.18		1.65	1.83		(0.19)	—	(0.19)	12.49	17.08	[b]	11,311		0.37	[c]	0.24	[c]	2.32	[c]	10	[b]
	9/30/10		10.00	0.14		0.73	0.87		(0.02)	—	(0.02)	10.85	8.74		1,790		0.69		0.23		1.32		11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]		0	[b]

52	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	53

Financial highlights	continued

TIAA-CREF Lifecycle Index Funds

			Selected per share data												Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total										Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss	)	Less distributions from:		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss )	from		Net	Net	dividends	value,			at end of						investment	Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [f]	investment operations		investment income	realized gains	and distributions	end of period	Total return		period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss )	turnover rate

LIFECYCLE INDEX 2045 FUND
Retirement Class:	11/30/13	§	$14.02	$(0.01)		$1.50	$1.49		$ —	$ —	$ —	$15.51	10.63%[b]		$ 11,631		0.49%[c]		0.33%[c]		(0.14)%[c]	10%[b]
	5/31/13		11.50	0.23		2.50	2.73		(0.21)	(0.00)[d]	(0.21)	14.02	23.98		9,184		0.52		0.34		1.75	16
	5/31/12		12.39	0.16		(0.86)	(0.70)		(0.18)	(0.01)	(0.19)	11.50	(5.56)		2,967		0.64		0.35		1.38	25
	5/31/11	†	10.77	0.16		1.65	1.81		(0.19)	—	(0.19)	12.39	16.98	[b]	596		0.70	[c]	0.34	[c]	1.99 [c]	11	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.09)	—	(0.09)	10.77	8.67		325		1.53		0.33		1.46	10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]	0	[b]
Institutional Class:	11/30/13	§	14.10	0.01		1.50	1.51		—	—	—	15.61	10.71	[b]	109,241		0.19	[c]	0.08	[c]	0.11 [c]	10	[b]
	5/31/13		11.54	0.25		2.54	2.79		(0.23)	(0.00)[d]	(0.23)	14.10	24.42		83,001		0.22		0.09		1.90	16
	5/31/12		12.42	0.19		(0.87)	(0.68)		(0.19)	(0.01)	(0.20)	11.54	(5.36)		45,913		0.34		0.10		1.65	25
	5/31/11	†	10.79	0.19		1.64	1.83		(0.20)	—	(0.20)	12.42	17.13	[b]	28,529		0.35	[c]	0.09	[c]	2.41 [c]	11	[b]
	9/30/10		10.00	0.09		0.80	0.89		(0.10)	—	(0.10)	10.79	8.94		17,294		1.15		0.08		0.90	10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]	0	[b]
Premier Class:	11/30/13	§	14.05	(0.00)[d]		1.50	1.50		—	—	—	15.55	10.68	[b]	55,640		0.34	[c]	0.23	[c]	(0.04)[c]	10	[b]
	5/31/13		11.52	0.30		2.46	2.76		(0.23)	(0.00)[d]	(0.23)	14.05	24.14		44,631		0.36		0.24		2.35	16
	5/31/12		12.40	0.17		(0.86)	(0.69)		(0.18)	(0.01)	(0.19)	11.52	(5.46)		7,202		0.49		0.25		1.47	25
	5/31/11	†	10.78	0.17		1.64	1.81		(0.19)	—	(0.19)	12.40	17.01	[b]	4,521		0.51	[c]	0.24	[c]	2.25 [c]	11	[b]
	9/30/10		10.00	0.16		0.71	0.87		(0.09)	—	(0.09)	10.78	8.80		408		1.37		0.23		1.57	10
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]	0	[b]

LIFECYCLE INDEX 2050 FUND
Retirement Class:	11/30/13	§	14.01	(0.01)		1.49	1.48		—	—	—	15.49	10.56	[b]	7,271		0.52	[c]	0.33	[c]	(0.14)[c]	12	[b]
	5/31/13		11.49	0.22		2.51	2.73		(0.21)	—	(0.21)	14.01	24.00		5,528		0.58		0.34		1.67	22
	5/31/12		12.38	0.15		(0.85)	(0.70)		(0.18)	(0.01)	(0.19)	11.49	(5.57)		1,692		0.75		0.35		1.33	30
	5/31/11	†	10.76	0.17		1.64	1.81		(0.19)	—	(0.19)	12.38	17.01	[b]	404		0.80	[c]	0.34	[c]	2.13 [c]	12	[b]
	9/30/10		10.00	0.15		0.71	0.86		(0.10)	—	(0.10)	10.76	8.67		286		1.80		0.33		1.49	11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.82	[c]	0.35	[c]	(0.35)[c]	0	[b]
Institutional Class:	11/30/13	§	14.09	0.01		1.50	1.51		—	—	—	15.60	10.72	[b]	71,843		0.22	[c]	0.08	[c]	0.11 [c]	12	[b]
	5/31/13		11.54	0.24		2.54	2.78		(0.23)	—	(0.23)	14.09	24.33		57,380		0.28		0.09		1.85	22
	5/31/12		12.42	0.19		(0.87)	(0.68)		(0.19)	(0.01)	(0.20)	11.54	(5.36)		30,943		0.44		0.10		1.66	30
	5/31/11	†	10.78	0.18		1.66	1.84		(0.20)	—	(0.20)	12.42	17.26	[b]	19,744		0.43	[c]	0.09	[c]	2.34 [c]	12	[b]
	9/30/10		10.00	0.11		0.78	0.89		(0.11)	—	(0.11)	10.78	8.94		11,539		1.46		0.08		1.10	11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	3,500		670.85	[c]	0.10	[c]	(0.10)[c]	0	[b]
Premier Class:	11/30/13	§	14.04	(0.00)[d]		1.49	1.49		—	—	—	15.53	10.61	[b]	33,755		0.37	[c]	0.23	[c]	(0.04)[c]	12	[b]
	5/31/13		11.51	0.30		2.46	2.76		(0.23)	—	(0.23)	14.04	24.16		26,880		0.41		0.24		2.33	22
	5/31/12		12.39	0.17		(0.86)	(0.69)		(0.18)	(0.01)	(0.19)	11.51	(5.46)		3,683		0.59		0.25		1.46	30
	5/31/11	†	10.77	0.18		1.64	1.82		(0.20)	—	(0.20)	12.39	17.04	[b]	2,458		0.60	[c]	0.24	[c]	2.27 [c]	12	[b]
	9/30/10		10.00	0.16		0.71	0.87		(0.10)	—	(0.10)	10.77	8.80		328		1.65		0.23		1.59	11
	9/30/09	*	10.00	0.00	[d]	—	0.00	[d]	—	—	—	10.00	0.00	[b]	250		875.72	[c]	0.25	[c]	(0.25)[c]	0	[b]

54	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	55

Financial highlights	concluded

TIAA-CREF Lifecycle Index Funds

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total								Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss )	Less distributions from:		Total	Net asset		Net assets						Net
	period		value,	investment		gain (loss )	from	Net	Net	dividends	value,		at end of						investment	Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments [f]	investment operations	investment income	realized gains	and distributions	end of period	Total return	period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss )	turnover rate

LIFECYCLE INDEX 2055 FUND
Retirement Class:	11/30/13	§	$11.19	$(0.01)		$1.20	$1.19	$ —	$ —	$ —	$12.38	10.63%[b]	$1,806		0.91%[c]		0.33%[c]		(0.14)%[c]	14%[b]
	5/31/13		9.17	0.16		2.02	2.18	(0.16)	(0.00)[d]	(0.16)	11.19	24.03	1,416		1.06		0.34		1.55	9
	5/31/12		9.87	0.13		(0.70)	(0.57)	(0.13)	(0.00)[d]	(0.13)	9.17	(5.59)	986		1.46		0.35		1.36	7
	5/31/11	**	10.00	(0.00)[d]		(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.33	[c]	0.35	[c]	(0.09)[c]	1	[b]
Institutional Class:	11/30/13	§	11.21	0.01		1.19	1.20	—	—	—	12.41	10.70 [b]	17,289		0.60	[c]	0.08	[c]	0.11 [c]	14	[b]
	5/31/13		9.18	0.19		2.03	2.22	(0.19)	(0.00)[d]	(0.19)	11.21	24.40	13,356		0.75		0.09		1.83	9
	5/31/12		9.87	0.15		(0.69)	(0.54)	(0.15)	(0.00)[d]	(0.15)	9.18	(5.33)	8,376		1.15		0.10		1.61	7
	5/31/11	**	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	7,896		8.35	[c]	0.10	[c]	0.15 [c]	1	[b]
Premier Class:	11/30/13	§	11.20	(0.00)[d]		1.19	1.19	—	—	—	12.39	10.62 [b]	3,182		0.75	[c]	0.23	[c]	(0.04)[c]	14	[b]
	5/31/13		9.17	0.19		2.02	2.21	(0.18)	(0.00)[d]	(0.18)	11.20	24.29	2,305		0.91		0.24		1.81	9
	5/31/12		9.87	0.14		(0.70)	(0.56)	(0.14)	(0.00)[d]	(0.14)	9.17	(5.53)	986		1.31		0.25		1.50	7
	5/31/11	**	10.00	0.00	[d]	(0.13)	(0.13)	—	—	—	9.87	(1.30)[b]	987		9.18	[c]	0.25	[c]	(0.01)[c]	1	[b]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
[f]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
§	Unaudited
*	The Fund commenced operations on September 30, 2009.
**	The Fund commenced operations on April 29, 2011.
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

56	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	57

Notes to financial statements (unaudited)

TIAA-CREF Lifecycle Index Funds

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

58	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	59

Notes to financial statements (unaudited)

determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2013, there were no transfers between levels by the Funds.

As of November 30, 2013, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of a Fund’s average daily net assets for the management of a Fund’s investment portfolio. Advisors has contractually agreed to waive a portion of the Funds’ management fees equal to, on an annual basis, the following percentages of the average daily net assets of each Fund: 0.06% for the Retirement Income Fund; 0.05% for the 2010 Fund; 0.04% for the 2015 Fund; 0.04% for the 2020 Fund; 0.03% for the 2025 Fund; and 0.02% for the 2030 Fund, 2035 Fund, 2040 Fund, 2045 Fund, 2050 Fund, and the 2055 Fund. These waivers will remain in effect through September 30, 2014. However, this agreement may be terminated before this date with the approval of the Board. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. The Retirement Class and Premier Class of the Funds are subject to a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the distribution Rule 12b-1 plan through September 30, 2014. However, this agreement may be terminated before this date with the approval of the Board.

60	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.35% of average daily net assets for the Retirement Class shares; 0.25% of the average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares of the Funds. The expense reimbursement arrangements will continue through at least September 30, 2014, unless changed with approval of the Board.

At the commencement of operations of the Lifecycle Index Retirement Income Fund, Lifecycle Index 2050 Fund and Lifecycle Index 2055 Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by affiliates as of November 30, 2013:

Fund	TIAA
Lifecycle Index Retirement Income	19%
Lifecycle Index 2050	2
Lifecycle Index 2055	58

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
Lifecycle Index Retirement Income Fund
TIAA-CREF Bond Index	$12,888,761	$3,119,837	$1,249,297	$(46,278)	$134,375	$14,556,380
TIAA-CREF Emerging Markets Equity Index	617,278	275,540	127,837	(6,172)	—	796,553
TIAA-CREF Equity Index	7,936,920	1,194,565	1,727,801	94,376	—	8,396,975
TIAA-CREF Inflation-Linked Bond	2,536,557	740,477	239,716	(23,759)	32,094	2,911,424
TIAA-CREF International Equity Index	1,914,193	893,470	397,024	13,491	—	2,720,925
	$25,893,709	$6,223,889	$3,741,675	$31,658	$166,469	$29,382,257

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	61

Notes to financial statements (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
Lifecycle Index 2010 Fund
TIAA-CREF Bond Index	$54,624,002	$9,385,547	$2,841,751	$(120,034)	$545,154	$60,279,545
TIAA-CREF Emerging Markets Equity Index	3,366,450	1,161,611	509,018	(55,577)	—	4,162,465
TIAA-CREF Equity Index	43,210,182	3,141,500	7,457,349	753,222	—	43,986,649
TIAA-CREF Inflation-Linked Bond	8,406,463	2,107,075	408,268	(40,489)	102,953	9,686,686
TIAA-CREF International Equity Index	10,450,490	3,564,980	1,379,585	31,112	—	14,219,572
	$120,057,587	$19,360,713	$12,595,971	$568,234	$648,107	$132,334,917
Lifecycle Index 2015 Fund
TIAA-CREF Bond Index	$89,537,381	$19,846,911	$5,388,006	$(219,799)	$904,663	$102,575,643
TIAA-CREF Emerging Markets Equity Index	6,887,932	2,567,221	990,762	(123,660)	—	8,764,486
TIAA-CREF Equity Index	88,462,731	8,196,789	14,837,439	1,239,451	—	92,372,137
TIAA-CREF Inflation-Linked Bond	10,952,912	3,334,203	631,644	(61,944)	133,340	13,114,801
TIAA-CREF International Equity Index	21,439,375	7,645,112	2,392,384	14,940	—	29,940,737
	$217,280,331	$41,590,236	$24,240,235	$848,988	$1,038,003	$246,767,804
Lifecycle Index 2020 Fund
TIAA-CREF Bond Index	$103,316,245	$23,463,056	$1,420,942	$(60,983)	$1,073,613	$123,729,409
TIAA-CREF Emerging Markets Equity Index	10,677,043	3,801,222	843,003	(100,311)	—	14,137,651
TIAA-CREF Equity Index	137,763,410	11,559,037	16,891,467	1,272,484	—	149,295,172
TIAA-CREF Inflation-Linked Bond	9,048,049	3,038,622	90,083	(8,695)	113,543	11,543,787
TIAA-CREF International Equity Index	33,109,382	11,874,230	1,898,115	29,271	—	48,293,970
	$293,914,129	$53,736,167	$21,143,610	$1,131,766	$1,187,156	$346,999,989
Lifecycle Index 2025 Fund
TIAA-CREF Bond Index	$83,114,599	$22,114,011	$883,122	$(35,542)	$884,110	$103,031,323
TIAA-CREF Emerging Markets Equity Index	11,705,206	4,579,501	882,032	(101,706)	—	15,979,162
TIAA-CREF Equity Index	151,490,405	14,881,468	16,662,463	1,067,500	—	168,607,631
TIAA-CREF Inflation-Linked Bond	3,182,118	1,625,489	28,771	(2,790)	42,171	4,614,772
TIAA-CREF International Equity Index	36,301,879	14,510,818	2,054,897	27,406	—	54,587,050
	$285,794,207	$57,711,287	$20,511,285	$954,868	$926,281	$346,819,938
Lifecycle Index 2030 Fund
TIAA-CREF Bond Index	$65,901,186	$18,909,540	$1,281,036	$(55,309)	$701,905	$82,479,296
TIAA-CREF Emerging Markets Equity Index	13,562,490	5,027,734	936,974	(108,692)	—	18,308,196
TIAA-CREF Equity Index	176,080,869	16,478,648	20,835,312	1,316,800	—	193,333,089
TIAA-CREF International Equity Index	42,064,935	15,721,914	1,923,513	43,656	—	62,543,379
	$297,609,480	$56,137,836	$24,976,835	$1,196,455	$701,905	$356,663,960

62	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
Lifecycle Index 2035 Fund
TIAA-CREF Bond Index	$40,816,439	$14,215,458	$239,561	$(10,439)	$449,067	$54,142,259
TIAA-CREF Emerging Markets Equity Index	14,417,759	5,767,222	738,659	(110,296)	—	20,155,052
TIAA-CREF Equity Index	187,586,485	21,151,772	19,430,764	1,128,320	—	212,743,459
TIAA-CREF International Equity Index	44,782,566	17,928,335	1,199,798	26,194	—	68,733,783
	$287,603,249	$59,062,787	$21,608,782	$1,033,779	$449,067	$355,774,553
Lifecycle Index 2040 Fund
TIAA-CREF Bond Index	$33,938,226	$9,419,700	$747,746	$(29,956)	$360,072	$42,064,796
TIAA-CREF Emerging Markets Equity Index	18,378,061	7,092,791	654,949	(91,320)	—	25,723,428
TIAA-CREF Equity Index	239,073,787	24,172,018	22,711,714	1,510,415	—	270,456,030
TIAA-CREF International Equity Index	57,066,016	22,751,422	1,522,771	22,810	—	87,506,363
	$348,456,090	$63,435,931	$25,637,180	$1,411,949	$360,072	$425,750,617
Lifecycle Index 2045 Fund
TIAA-CREF Bond Index	$13,197,246	$4,587,108	$254,779	$(11,025)	$145,431	$17,319,090
TIAA-CREF Emerging Markets Equity Index	7,159,994	3,337,107	244,558	(38,666)	—	10,637,533
TIAA-CREF Equity Index	93,117,195	14,729,826	8,319,939	295,267	—	111,689,910
TIAA-CREF International Equity Index	22,206,624	10,776,349	546,114	4,927	—	36,185,162
	$135,681,059	$33,430,390	$9,365,390	$250,503	$145,431	$175,831,695
Lifecycle Index 2050 Fund
TIAA-CREF Bond Index	$8,709,213	$2,594,776	$77,253	$(3,317)	$95,445	$11,088,452
TIAA-CREF Emerging Markets Equity Index	4,718,994	2,028,858	207,383	(37,969)	—	6,796,182
TIAA-CREF Equity Index	61,290,258	7,092,083	4,937,157	181,295	—	71,410,708
TIAA-CREF International Equity Index	14,634,307	6,348,476	330,108	8,128	—	23,118,978
	$89,352,772	$18,064,193	$5,551,901	$148,137	$95,445	$112,414,320
Lifecycle Index 2055 Fund
TIAA-CREF Bond Index	$1,657,177	$580,083	$21,233	$(915)	$18,256	$2,189,239
TIAA-CREF Emerging Markets Equity Index	896,230	441,551	43,094	(9,883)	—	1,342,437
TIAA-CREF Equity Index	11,656,488	1,862,361	940,217	36,662	—	14,103,684
TIAA-CREF International Equity Index	2,779,713	1,375,353	57,305	635	—	4,566,584
	$16,989,608	$4,259,348	$1,061,849	$26,499	$18,256	$22,201,944

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	63

Notes to financial statements (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
Lifecycle Index Retirement Income	$26,150,456	$3,282,268	$(50,467)	$3,231,801
Lifecycle Index 2010	114,123,728	18,391,852	(180,663)	18,211,189
Lifecycle Index 2015	211,472,687	35,664,884	(369,767)	35,295,117
Lifecycle Index 2020	292,761,846	55,236,832	(998,689)	54,238,143
Lifecycle Index 2025	287,051,592	60,592,907	(824,561)	59,768,346
Lifecycle Index 2030	286,658,739	70,448,053	(442,832)	70,005,221
Lifecycle Index 2035	281,085,222	75,078,855	(389,524)	74,689,331
Lifecycle Index 2040	327,142,221	98,658,886	(50,490)	98,608,396
Lifecycle Index 2045	140,305,861	35,677,922	(152,088)	35,525,834
Lifecycle Index 2050	89,216,818	23,295,192	(97,690)	23,197,502
Lifecycle Index 2055	18,515,910	3,704,925	(18,891)	3,686,034

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2013, were as follows:

Fund	Purchases	Sales
Lifecycle Index Retirement Income	$6,832,856	$4,350,784
Lifecycle Index 2010	19,360,713	12,595,971
Lifecycle Index 2015	41,590,236	24,240,235
Lifecycle Index 2020	53,736,167	21,143,610
Lifecycle Index 2025	57,711,287	20,511,285
Lifecycle Index 2030	56,137,836	24,976,835
Lifecycle Index 2035	59,062,787	21,608,782
Lifecycle Index 2040	63,435,931	25,637,180
Lifecycle Index 2045	39,002,289	14,949,940
Lifecycle Index 2050	24,480,843	11,984,187
Lifecycle Index 2055	5,834,718	2,641,486

64	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the period ended May 31, 2013 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifecycle Index Retirement Income	$362,826	$1,421	$364,247
Lifecycle Index 2010	1,902,102	5,760	1,907,862
Lifecycle Index 2015	3,125,888	7,940	3,133,828
Lifecycle Index 2020	4,030,391	4,406	4,034,797
Lifecycle Index 2025	3,948,632	1,124	3,949,756
Lifecycle Index 2030	4,157,590	565	4,158,155
Lifecycle Index 2035	4,026,808	532	4,027,340
Lifecycle Index 2040	5,054,459	217	5,054,676
Lifecycle Index 2045	1,925,536	168	1,925,704
Lifecycle Index 2050	1,202,600	—	1,202,600
Lifecycle Index 2055	240,353	39	240,392

The tax character of the fiscal year 2014 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2013, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	65

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

66	2013 Semiannual Report ■ TIAA-CREF Lifecycle Index Funds

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifecycle Index Funds ■ 2013 Semiannual Report	67

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How to reach us

TIAA-CREF website

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24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF),
730 Third Avenue, New York, NY 10017-3206.

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2013 Semiannual Report

TIAA-CREF Lifestyle Funds

of theTIAA-CREF Funds

November 30, 2013

Understanding your Lifestyle Funds report

This semiannual report contains information about the investment performance and holdings of the Lifestyle Funds, an offering of the TIAA-CREF Funds, and describes the funds’ results for the six months ended November 30, 2013. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Information for investors

Portfolio listings

The complete portfolios of investments for the Lifestyle Funds begin on page 17 of this report. You can also obtain lists of the holdings of the Lifestyle Funds and of the underlying funds in which the Lifestyle Funds invest (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Lifestyle Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	3

About the funds’ composite benchmarks

Each Lifestyle fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	The MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 43 developed and emerging market countries, excluding the United States.
•	The Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.
•	The Barclays U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.*

* This benchmark will be replaced by the Barclays U.S. 1–3 Year Government/Credit Bond Index as of January 1, 2014.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the funds for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your costs of investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2013–November 30, 2013).

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. All of the funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each fund’s entry shows a hypothetical account value and hypothetical expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	5

Important information about expenses

Expense examples

Six months ended November 30, 2013

Lifestyle Funds Institutional Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13–11/30/13	* )	Effective expenses paid during period (6/1/13–11/30/13	† )
Income Fund actual return	$1,000.00	$1,026.19	$0.51		$2.29
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.28
Conservative Fund actual return	$1,000.00	$1,050.39	$0.51		$2.57
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.54
Moderate Fund actual return	$1,000.00	$1,075.50	$0.52		$2.91
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.84
Growth Fund actual return	$1,000.00	$1,102.40	$0.53		$3.06
5% annual hypothetical return	1,000.00	1,024.57	0.51		2.94
Aggressive Growth Fund actual return	$1,000.00	$1,130.67	$0.53		$3.26
5% annual hypothetical return	1,000.00	1,024.57	0.51		3.09

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.10% for the Institutional Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.45% for the Income Fund; 0.50% for the Conservative Fund; 0.56% for the Moderate Fund; 0.58% for the Growth Fund; and 0.61% for the Aggressive Growth Fund.

6	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Expense examples

Six months ended November 30, 2013

Lifestyle Funds Retirement Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13–11/30/13	* )	Effective expenses paid during period (6/1/13–11/30/13	† )
Income Fund actual return	$1,000.00	$1,025.08	$1.78		$3.55
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.55
Conservative Fund actual return	$1,000.00	$1,049.34	$1.80		$3.85
5% annual hypothetical return	1,000.00	1,023.31	1.78		3.80
Moderate Fund actual return	$1,000.00	$1,074.44	$1.82		$4.21
5% annual hypothetical return	1,000.00	1,023.31	1.78		4.10
Growth Fund actual return	$1,000.00	$1,100.08	$1.84		$4.37
5% annual hypothetical return	1,000.00	1,023.31	1.78		4.20
Aggressive Growth Fund actual return	$1,000.00	$1,129.33	$1.87		$4.59
5% annual hypothetical return	1,000.00	1,023.31	1.78		4.36

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.35% for the Retirement Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.70% for the Income Fund; 0.75% for the Conservative Fund; 0.81% for the Moderate Fund; 0.83% for the Growth Fund; and 0.86% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	7

Important information about expenses

Expense examples

Six months ended November 30, 2013

Lifestyle Funds Retail Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13–11/30/13	* )	Effective expenses paid during period (6/1/13–11/30/13	† )
Income Fund actual return	$1,000.00	$1,024.82	$1.93		$3.76
5% annual hypothetical return	1,000.00	1,023.16	1.93		3.75
Conservative Fund actual return	$1,000.00	$1,049.05	$2.00		$4.06
5% annual hypothetical return	1,000.00	1,023.11	1.98		4.00
Moderate Fund actual return	$1,000.00	$1,074.16	$2.08		$4.42
5% annual hypothetical return	1,000.00	1,023.06	2.03		4.31
Growth Fund actual return	$1,000.00	$1,100.16	$2.21		$4.69
5% annual hypothetical return	1,000.00	1,022.96	2.13		4.51
Aggressive Growth Fund actual return	$1,000.00	$1,128.56	$2.29		$5.02
5% annual hypothetical return	1,000.00	1,022.91	2.18		4.76

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.38% for the Income Fund; 0.39% for the Conservative Fund; 0.40% for the Moderate Fund; 0.42% for the Growth Fund; and 0.43% for the Aggressive Growth Fund for the Retail Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.74% for the Income Fund; 0.79% for the Conservative Fund; 0.85% for the Moderate Fund; 0.89% for the Growth Fund; and 0.94% for the Aggressive Growth Fund.

8	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

concluded

Expense examples

Six months ended November 30, 2013

Lifestyle Funds Premier Class	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13–11/30/13	* )	Effective expenses paid during period (6/1/13–11/30/13	† )
Income Fund actual return	$1,000.00	$1,024.59	$1.27		$3.05
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.04
Conservative Fund actual return	$1,000.00	$1,049.70	$1.28		$3.34
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.29
Moderate Fund actual return	$1,000.00	$1,075.69	$1.30		$3.69
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.60
Growth Fund actual return	$1,000.00	$1,100.80	$1.32		$3.84
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.70
Aggressive Growth Fund actual return	$1,000.00	$1,130.00	$1.33		$4.06
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.85

*	The amounts in the “Expenses paid during period” column are based on each fund’s actual expense ratio for the most recent fiscal half year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. The expense ratio for the period was 0.25% for the Premier Class of the Lifestyle Funds.
†	The amounts in the “Effective expenses paid during period” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For the six-month period, the total annualized weighted average expense ratio was 0.60% for the Income Fund; 0.65% for the Conservative Fund; 0.71% for the Moderate Fund; 0.73% for the Growth Fund; and 0.76% for the Aggressive Growth Fund.

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	9

Investment results of the Lifestyle Funds

Performance for the six months ended November 30, 2013

All five TIAA-CREF Lifestyle Funds outperformed their respective composite benchmarks for the six-month reporting period. Returns for the Institutional Class ranged from 2.62% for the Income Fund to 13.07% for the Aggressive Growth Fund. The tables on the following pages show returns for all share classes of the funds.

The outperformance of the individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from 0.32 of a percentage point for the Income Fund to 1.41 points for the Aggressive Growth Fund. (All fund results are for the Institutional Class.)

The strengthening U.S. economy lifts global stocks higher

Despite numerous headwinds, developed market stocks registered strong gains for the six-month period. Signs of a strengthening U.S. economy, indications that Europe was emerging from its deep recession and renewed efforts by Japan to stimulate its stagnant economy increased investor appetite for riskier assets.

As the reporting period began, investors worried that the Federal Reserve might begin tapering its accommodative policies earlier than expected. The Fed’s policies were designed to strengthen the U.S. economy by keeping interest rates low. When Ben Bernanke seemed to confirm these fears in the spring, stocks fell in June and again in August. The equity markets rose in September, however, after the Fed surprised investors by announcing that it would continue its stimulative efforts until stronger signs of steady economic growth emerged. The news triggered a global stock market rally that lasted through the end of the period.

The broad U.S. stock market, as measured by the Russell 3000® Index, soared 12.60%. Foreign equities registered strong gains as well: the MSCI All Country World ex USA Index, which tracks stock performance in 43 developed and emerging market nations, advanced 9.37% in terms of dollars. The MSCI index was buoyed by stellar gains in several European national markets. However, losses from a number of emerging market nations limited its rise. Emerging market issues lagged far behind their developed market counterparts, primarily because of concerns about slowing economic growth rates in China.

In the fixed-income market, rising yields on U.S. Treasury securities reduced the value of existing bonds. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.56% for the period. Short-term bonds, which are generally less sensitive to interest rate changes, held up better. The Barclays U.S. 1–5 Year Government/Credit Bond Index earned 0.62%.

10	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Strong equity market gains boost the funds’ results

All five Lifestyle Funds posted positive returns for the six months, including two that scored double-digit gains. While all five funds benefited from the rally in the global equity markets, funds with greater exposure to stocks produced higher returns.

The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds accomplish this by investing in various underlying funds that in turn buy stocks, bonds and other securities in these market sectors.

For the period, the funds’ absolute returns were largely driven by robust gains from the U.S. equity sector. Double-digit advances from the Large-Cap Growth and Growth & Income funds were especially helpful. The Small-Cap Equity Fund recorded the largest gain. Amid signs of a strengthening economy, optimistic investors favored small-cap issues because of their higher return potential. In contrast, returns were somewhat constrained by weak results from the fixed-income and short-term fixed-income sectors.

U.S. stocks drive relative performance

Each of the Lifestyle Funds outpaced its own composite benchmark, primarily because of strong relative performance in the U.S. equity sector. The biggest contribution came from the Large-Cap Growth Fund, which outpaced its own benchmark, the Russell 1000® Growth Index, by almost four percentage points. The Lifestyle Funds also benefited from investments in the Growth & Income Fund, which topped the S&P 500® Index by more than two percentage points, and in the Large-Cap Value Fund, which easily outpaced its benchmark index. Another strong contribution came from the International Equity Fund within the international equity sector.

In a challenging environment for most sectors of the fixed-income market, the Bond Plus Fund posted a small loss for the period. However, it held up better than the Barclays aggregate index and made a solid contribution to the relative results of those Lifestyle Funds that invest in the fixed-income asset class. The relative performance of the Income and Conservative funds was also bolstered by investments in the Bond Fund.

These favorable results more than offset detractions from the Emerging Markets Equity and Enhanced Large-Cap Growth Index funds, both of which lagged their respective benchmarks. (Returns of the Lifestyle Funds’ underlying funds can be found at www.tiaa-cref.org/performance.)

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	11

Lifestyle Income Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifestyle Income Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	2.62%	5.34%	6.83%
Retirement Class	12/9/2011	2.51	5.16	6.58
Retail Class	12/9/2011	2.48	5.11	6.52
Premier Class	12/9/2011	2.46	5.10	6.64
Lifestyle Income Fund Composite Index*	—	2.30	4.70	5.34	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.56	–1.61	1.73	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2013, the Lifestyle Income Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 40.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; 14.0% Russell 3000® Index; and 6.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2013
Equity
U.S. equity	13.6%
International equity	6.4
Fixed income
Short-term fixed income	40.0
Fixed income	39.8
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

12	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Conservative Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifestyle Conservative Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	5.04%	10.88%	10.96%
Retirement Class	12/9/2011	4.93	10.65	10.68
Retail Class	12/9/2011	4.90	10.61	10.64
Premier Class	12/9/2011	4.97	10.83	10.82
Lifestyle Conservative Fund Composite Index*	—	4.48	9.83	9.16	†
Broad market index
Barclays U.S. Aggregate Bond Index	—	–0.56	–1.61	1.73	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2013, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Barclays U.S. Aggregate Bond Index; 28.0% Russell 3000 Index; 20.0% Barclays U.S. 1–5 Year Government/Credit Bond Index; and 12.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2013
Equity
U.S. equity	28.0%
International equity	12.4
Fixed income
Fixed income	39.8
Short-term fixed income	19.7
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	13

Lifestyle Moderate Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifestyle Moderate Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	7.55%	16.73%	15.19%
Retirement Class	12/9/2011	7.44	16.49	14.91
Retail Class	12/9/2011	7.42	16.45	14.85
Premier Class	12/9/2011	7.57	16.66	15.04
Lifestyle Moderate Fund Composite Index*	—	6.67	15.16	13.07	†
Broad market index
Russell 3000® Index	—	12.60	31.71	23.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2013, the Lifestyle Moderate Fund Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2013
Equity
U.S. equity	42.2%
International equity	18.2
Fixed income	39.5
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

14	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Lifestyle Growth Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifestyle Growth Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	10.24%	22.84%	18.85%
Retirement Class	12/9/2011	10.01	22.44	18.54
Retail Class	12/9/2011	10.02	22.42	18.47
Premier Class	12/9/2011	10.08	22.60	18.67
Lifestyle Growth Fund Composite Index*	—	9.15	21.26	16.99	†
Broad market index
Russell 3000 Index	—	12.60	31.71	23.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2013, the Lifestyle Growth Fund Composite Index consisted of: 56.0% Russell 3000 Index; 24.0% MSCI All Country World ex USA Index; and 20.0% Barclays U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2013
Equity
U.S. equity	56.1%
International equity	24.1
Fixed income	19.6
Other assets & liabilities, net	0.2
Total	100.0

Target allocation

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	15

Lifestyle Aggressive Growth Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Lifestyle Aggressive Growth Fund	Inception date	6 months	1 year	since inception
Institutional Class	12/9/2011	13.07%	29.22%	22.55%
Retirement Class	12/9/2011	12.93	28.85	22.26
Retail Class	12/9/2011	12.86	28.77	22.17
Premier Class	12/9/2011	13.00	28.99	22.38
Lifestyle Aggressive Growth Fund Composite Index*	—	11.66	27.63	20.98	†
Broad market index
Russell 3000® Index	—	12.60	31.71	23.47	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2013, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets as of 11/30/2013
Equity
U.S. equity	69.6%
International equity	29.9
Other assets & liabilities, net	0.5
Total	100.0

Target allocation

16	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Portfolio of investments (unaudited)

Lifestyle Income Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 39.8%
526,609	TIAA-CREF Bond Fund		$5,471,466	17.9%
578,327	TIAA-CREF Bond Plus Fund		6,083,999	19.9
58,662	TIAA-CREF High-Yield Fund		613,019	2.0
	TOTAL FIXED INCOME		12,168,484	39.8

INTERNATIONAL EQUITY — 6.4%
41,456	TIAA-CREF Emerging Markets Equity Fund		459,330	1.5
37,267	TIAA-CREF Enhanced International Equity Index Fund		317,519	1.0
9,890	TIAA-CREF Global Natural Resources Fund		97,910	0.3
51,205	TIAA-CREF International Equity Fund		595,509	1.9
46,085	TIAA-CREF International Opportunities Fund		505,088	1.7
	TOTAL INTERNATIONAL EQUITY		1,975,356	6.4

SHORT-TERM FIXED INCOME — 40.0%
2,614	TIAA-CREF Money Market Fund		2,614	0.0
1,171,787	TIAA-CREF Short-Term Bond Fund		12,233,455	40.0
	TOTAL SHORT-TERM FIXED INCOME		12,236,069	40.0

U.S. EQUITY — 13.6%
32,326	TIAA-CREF Enhanced Large-Cap Growth Index Fund		384,033	1.2
33,924	TIAA-CREF Enhanced Large-Cap Value Index Fund		371,470	1.2
69,672	TIAA-CREF Growth & Income Fund		909,220	3.0
67,911	TIAA-CREF Large-Cap Growth Fund		1,066,197	3.5
55,204	TIAA-CREF Large-Cap Value Fund		1,029,551	3.4
1,160	TIAA-CREF Mid-Cap Growth Fund		29,690	0.1
859	TIAA-CREF Mid-Cap Value Fund		20,527	0.1
16,961	TIAA-CREF Small-Cap Equity Fund		345,656	1.1
	TOTAL U.S. EQUITY		4,156,344	13.6
	TOTAL TIAA-CREF FUNDS	(Cost $29,406,750)	30,536,253	99.8

	TOTAL PORTFOLIO	(Cost $29,406,750)	30,536,253	99.8
	OTHER ASSETS & LIABILITIES, NET		48,796	0.2
	NET ASSETS		$30,585,049	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	17

Portfolio of investments (unaudited)

Lifestyle Conservative Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.8%
426,257	TIAA-CREF Bond Fund		$4,428,814	8.0%
1,573,292	TIAA-CREF Bond Plus Fund		16,551,030	29.8
105,275	TIAA-CREF High-Yield Fund		1,100,129	2.0
	TOTAL FIXED INCOME		22,079,973	39.8

INTERNATIONAL EQUITY — 12.4%
121,349	TIAA-CREF Emerging Markets Equity Fund		1,344,546	2.4
150,045	TIAA-CREF Enhanced International Equity Index Fund		1,278,386	2.3
35,370	TIAA-CREF Global Natural Resources Fund		350,163	0.7
183,709	TIAA-CREF International Equity Fund		2,136,534	3.9
157,997	TIAA-CREF International Opportunities Fund		1,731,649	3.1
	TOTAL INTERNATIONAL EQUITY		6,841,278	12.4

SHORT-TERM FIXED INCOME — 19.7%
4,195	TIAA-CREF Money Market Fund		4,195	0.0
1,047,849	TIAA-CREF Short-Term Bond Fund		10,939,548	19.7
	TOTAL SHORT-TERM FIXED INCOME		10,943,743	19.7

U.S. EQUITY — 28.0%
126,383	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,501,426	2.7
132,445	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,450,269	2.6
251,898	TIAA-CREF Growth & Income Fund		3,287,273	5.9
250,927	TIAA-CREF Large-Cap Growth Fund		3,939,550	7.1
203,653	TIAA-CREF Large-Cap Value Fund		3,798,122	6.9
6,049	TIAA-CREF Mid-Cap Growth Fund		154,867	0.3
5,070	TIAA-CREF Mid-Cap Value Fund		121,115	0.2
62,504	TIAA-CREF Small-Cap Equity Fund		1,273,840	2.3
	TOTAL U.S. EQUITY		15,526,462	28.0
	TOTAL TIAA-CREF FUNDS	(Cost $51,691,685)	55,391,456	99.9

	TOTAL PORTFOLIO	(Cost $51,691,685)	55,391,456	99.9
	OTHER ASSETS & LIABILITIES, NET		70,433	0.1
	NET ASSETS		$55,461,889	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

18	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Moderate Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.9% (a)

FIXED INCOME — 39.5%
2,506,777	TIAA-CREF Bond Plus Fund		$26,371,297	37.5%
133,772	TIAA-CREF High-Yield Fund		1,397,919	2.0
	TOTAL FIXED INCOME		27,769,216	39.5

INTERNATIONAL EQUITY — 18.2%
213,078	TIAA-CREF Emerging Markets Equity Fund		2,360,902	3.3
295,266	TIAA-CREF Enhanced International Equity Index Fund		2,515,663	3.6
67,203	TIAA-CREF Global Natural Resources Fund		665,309	0.9
348,820	TIAA-CREF International Equity Fund		4,056,780	5.8
295,714	TIAA-CREF International Opportunities Fund		3,241,029	4.6
	TOTAL INTERNATIONAL EQUITY		12,839,683	18.2

SHORT-TERM FIXED INCOME — 0.0%
5,039	TIAA-CREF Money Market Fund		5,039	0.0
	TOTAL SHORT-TERM FIXED INCOME		5,039	0.0

U.S. EQUITY — 42.2%
238,666	TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,835,351	4.0
250,065	TIAA-CREF Enhanced Large-Cap Value Index Fund		2,738,208	3.9
478,608	TIAA-CREF Growth & Income Fund		6,245,833	8.9
476,762	TIAA-CREF Large-Cap Growth Fund		7,485,170	10.6
386,940	TIAA-CREF Large-Cap Value Fund		7,216,440	10.3
15,214	TIAA-CREF Mid-Cap Growth Fund		389,475	0.6
13,620	TIAA-CREF Mid-Cap Value Fund		325,378	0.5
118,759	TIAA-CREF Small-Cap Equity Fund		2,420,303	3.4
	TOTAL U.S. EQUITY		29,656,158	42.2
	TOTAL TIAA-CREF FUNDS	(Cost $63,900,674)	70,270,096	99.9

	TOTAL PORTFOLIO	(Cost $63,900,674)	70,270,096	99.9
	OTHER ASSETS & LIABILITIES, NET		70,833	0.1
	NET ASSETS		$70,340,929	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	19

Portfolio of investments (unaudited)

Lifestyle Growth Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.8% (a)

FIXED INCOME — 19.6%
609,663	TIAA-CREF Bond Plus Fund		$6,413,650	17.6%
69,057	TIAA-CREF High-Yield Fund		721,650	2.0
	TOTAL FIXED INCOME		7,135,300	19.6

INTERNATIONAL EQUITY — 24.1%
140,153	TIAA-CREF Emerging Markets Equity Fund		1,552,900	4.3
205,385	TIAA-CREF Enhanced International Equity Index Fund		1,749,883	4.8
46,059	TIAA-CREF Global Natural Resources Fund		455,985	1.2
239,216	TIAA-CREF International Equity Fund		2,782,078	7.7
201,042	TIAA-CREF International Opportunities Fund		2,203,421	6.1
	TOTAL INTERNATIONAL EQUITY		8,744,267	24.1

SHORT-TERM FIXED INCOME — 0.0%
3,034	TIAA-CREF Money Market Fund		3,034	0.0
	TOTAL SHORT-TERM FIXED INCOME		3,034	0.0

U.S. EQUITY — 56.1%
161,966	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,924,153	5.3
170,847	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,870,771	5.1
328,141	TIAA-CREF Growth & Income Fund		4,282,234	11.8
327,868	TIAA-CREF Large-Cap Growth Fund		5,147,526	14.2
265,200	TIAA-CREF Large-Cap Value Fund		4,945,989	13.6
11,575	TIAA-CREF Mid-Cap Growth Fund		296,315	0.8
10,696	TIAA-CREF Mid-Cap Value Fund		255,535	0.7
81,329	TIAA-CREF Small-Cap Equity Fund		1,657,494	4.6
	TOTAL U.S. EQUITY		20,380,017	56.1
	TOTAL TIAA-CREF FUNDS	(Cost $30,565,421)	36,262,618	99.8

	TOTAL PORTFOLIO	(Cost $30,565,421)	36,262,618	99.8
	OTHER ASSETS & LIABILITIES, NET		55,518	0.2
	NET ASSETS		$36,318,136	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

20	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements

Portfolio of investments (unaudited)

Lifestyle Aggressive Growth Fund  ■  November 30, 2013

				% of net
Shares	Security		Value	assets

TIAA-CREF FUNDS — 99.5% (a)

INTERNATIONAL EQUITY — 29.9%
162,263	TIAA-CREF Emerging Markets Equity Fund		$1,797,872	5.2%
244,549	TIAA-CREF Enhanced International Equity Index Fund		2,083,557	6.0
54,203	TIAA-CREF Global Natural Resources Fund		536,606	1.6
285,386	TIAA-CREF International Equity Fund		3,319,039	9.6
236,268	TIAA-CREF International Opportunities Fund		2,589,501	7.5
	TOTAL INTERNATIONAL EQUITY		10,326,575	29.9

SHORT-TERM FIXED INCOME — 0.0%
2,961	TIAA-CREF Money Market Fund		2,961	0.0
	TOTAL SHORT-TERM FIXED INCOME		2,961	0.0

U.S. EQUITY — 69.6%
191,016	TIAA-CREF Enhanced Large-Cap Growth Index Fund		2,269,269	6.6
200,721	TIAA-CREF Enhanced Large-Cap Value Index Fund		2,197,900	6.4
385,795	TIAA-CREF Growth & Income Fund		5,034,628	14.6
384,696	TIAA-CREF Large-Cap Growth Fund		6,039,724	17.5
312,166	TIAA-CREF Large-Cap Value Fund		5,821,898	16.9
14,635	TIAA-CREF Mid-Cap Growth Fund		374,666	1.1
13,575	TIAA-CREF Mid-Cap Value Fund		324,300	0.9
95,582	TIAA-CREF Small-Cap Equity Fund		1,947,959	5.6
	TOTAL U.S. EQUITY		24,010,344	69.6
	TOTAL TIAA-CREF FUNDS	(Cost $27,498,331)	34,339,880	99.5

	TOTAL PORTFOLIO	(Cost $27,498,331)	34,339,880	99.5
	OTHER ASSETS & LIABILITIES, NET		179,822	0.5
	NET ASSETS		$34,519,702	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	21

Statements of assets and liabilities (unaudited)

TIAA-CREF Lifestyle Funds  ■  November 30, 2013

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

ASSETS
Affiliated investments, at value‡	$30,536,253	$55,391,456	$70,270,096	$36,262,618	$34,339,880
Cash	—	310,861	216,508	72,605	177,165
Receivable from securities transactions	121,250	—	—	—	—
Receivable from Fund shares sold	26,895	36,483	18,408	29,750	70,645
Dividends and interest receivable	40,503	60,344	61,039	16,828	—
Due from affiliates	2,962	2,403	2,838	2,253	2,000
Other	242	311	321	254	242
Total assets	30,728,105	55,801,858	70,569,210	36,384,308	34,589,932

LIABILITIES
Management fees payable	420	751	956	494	468
Service agreement fees payable	311	488	810	446	516
Distribution fees payable	3,902	7,512	8,562	4,143	3,350
Due to affiliates	292	611	726	333	310
Overdraft payable	129,376	—	—	—	—
Payable for securities transactions	—	311,500	202,750	51,750	54,750
Payable for Fund shares redeemed	—	5,884	—	—	600
Accrued expenses and other payables	8,755	13,223	14,477	9,006	10,236
Total liabilities	143,056	339,969	228,281	66,172	70,230

NET ASSETS	$30,585,049	$55,461,889	$70,340,929	$36,318,136	$34,519,702

NET ASSETS CONSIST OF:
Paid-in-capital	$29,093,209	$51,134,384	$63,283,389	$29,935,708	$26,990,541
Undistributed net investment income (loss)	63,296	87,372	78,458	78,543	(49,751)
Accumulated net realized gain (loss) on total investments	299,041	540,362	609,660	606,688	737,363
Net unrealized appreciation (depreciation) on total investments	1,129,503	3,699,771	6,369,422	5,697,197	6,841,549

NET ASSETS	$30,585,049	$55,461,889	$70,340,929	$36,318,136	$34,519,702

INSTITUTIONAL CLASS:
Net assets	$1,436,262	$1,756,724	$1,917,100	$1,585,230	$1,790,087
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	131,056	148,128	149,758	115,029	121,686
Net asset value per share	$10.96	$11.86	$12.80	$13.78	$14.71

RETIREMENT CLASS:
Net assets	$8,955,199	$14,289,724	$23,731,774	$13,143,751	$15,175,486
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	817,426	1,205,840	1,855,559	956,300	1,034,753
Net asset value per share	$10.96	$11.85	$12.79	$13.74	$14.67

RETAIL CLASS:
Net assets	$18,827,212	$37,301,544	$43,096,597	$20,052,706	$15,651,392
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,718,487	3,148,156	3,370,458	1,460,360	1,067,889
Net asset value per share	$10.96	$11.85	$12.79	$13.73	$14.66

PREMIER CLASS:
Net assets	$1,366,376	$2,113,897	$1,595,458	$1,536,449	$1,902,737
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	124,740	178,294	124,686	111,663	129,559
Net asset value per share	$10.95	$11.86	$12.80	$13.76	$14.69
‡ Affiliated investments, cost	$29,406,750	$51,691,685	$63,900,674	$30,565,421	$27,498,331

22	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	23

Statements of operations (unaudited)

TIAA-CREF Lifestyle Funds  ■  For the period ended November 30, 2013

	Lifestyle Income Fund	Lifestyle Conservative Fund	Lifestyle Moderate Fund	Lifestyle Growth Fund	Lifestyle Aggressive Growth Fund

INVESTMENT INCOME
Dividends from affiliated investments	$220,218	$315,365	$307,009	$109,015	$25,941
Total income	220,218	315,365	307,009	109,015	25,941

EXPENSES
Management fees	13,196	22,033	25,761	15,169	14,200
Shareholder servicing — Institutional Class	34	52	34	34	34
Shareholder servicing — Retirement Class	10,013	14,746	21,762	14,173	15,944
Shareholder servicing — Retail Class	2,601	5,831	6,996	5,106	5,222
Shareholder servicing — Premier Class	16	16	16	16	16
Distribution fees — Retail Class	19,786	36,100	38,871	20,229	15,592
Distribution fees — Premier Class	996	1,439	1,084	1,080	1,248
Registration fees	11,447	11,885	12,202	11,892	11,427
Professional fees	11,253	11,287	11,301	11,253	11,250
Custody and accounting fees	7,903	7,909	7,980	7,883	7,813
Shareholder reports	9,992	13,877	14,529	10,434	10,200
Fund administration fees	638	1,020	1,159	692	635
Compliance fees	419	737	873	444	409
Trustee fees and expenses	146	206	242	167	154
Other expenses	19,564	21,252	22,165	19,598	19,533
Total expenses	108,004	148,390	164,975	118,170	113,677
Less: Expenses reimbursed by the investment adviser	(61,343)	(68,119)	(70,564)	(62,323)	(61,530)
Net expenses	46,661	80,271	94,411	55,847	52,147

Net Investment income (loss)	173,557	235,094	212,598	53,168	(26,206)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss) from sale of affiliated investments	141,994	295,132	359,762	371,487	435,689
Realized gain (loss) from sale of unaffiliated investments	(3,120)	1,646	(3,613)	220	3,547
Net realized gain (loss) from investments	138,874	296,778	356,149	371,707	439,236
Net change in unrealized appreciation (depreciation) from affiliated investments	395,075	1,857,846	3,558,166	2,627,200	3,174,395
Net realized and unrealized gain (loss) from investments	533,949	2,154,624	3,914,315	2,998,907	3,613,631
Net increase (decrease) in net assets from operations	$707,506	$2,389,718	$4,126,913	$3,052,075	$3,587,425

24	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	25

Statements of changes in net assets

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Income Fund		Lifestyle Conservative Fund		Lifestyle Moderate Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$173,557	$272,484	$235,094	$355,515	$212,598	$363,321
Net realized gain (loss) from investments		138,874	260,295	296,778	348,084	356,149	346,075
Net change in unrealized appreciation (depreciation) from affiliated investments		395,075	548,146	1,857,846	1,629,666	3,558,166	2,587,883
Net increase (decrease) in net assets from operations		707,506	1,080,925	2,389,718	2,333,265	4,126,913	3,297,279

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(10,134)	(27,865)	(9,250)	(26,163)	(8,040)	(27,335)
	Retirement Class	(47,291)	(110,500)	(55,337)	(119,706)	(58,823)	(138,797)
	Retail Class	(92,594)	(174,583)	(126,462)	(242,559)	(101,029)	(237,289)
	Premier Class	(9,031)	(27,705)	(10,109)	(35,475)	(5,843)	(25,194)
From realized gains:	Institutional Class	—	(2,063)	—	(1,262)	—	(762)
	Retirement Class	—	(9,822)	—	(6,641)	—	(4,373)
	Retail Class	—	(15,863)	—	(13,754)	—	(7,619)
	Premier Class	—	(2,315)	—	(1,860)	—	(746)
Total distributions		(159,050)	(370,716)	(201,158)	(447,420)	(173,735)	(442,115)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	102,010	328,104	158,016	394,019	373,015	183,663
	Retirement Class	2,740,088	3,296,023	5,474,968	4,777,505	11,353,954	8,093,022
	Retail Class	6,349,588	9,177,985	16,158,624	16,085,604	21,637,348	15,314,999
	Premier Class	39,162	199,994	267,478	78,649	273,450	26,513
Reinvestments of distributions:	Institutional Class	10,134	29,928	9,250	27,425	8,040	28,097
	Retirement Class	47,291	120,322	55,337	126,347	58,823	143,170
	Retail Class	87,087	186,285	120,174	241,035	100,267	241,096
	Premier Class	9,031	30,020	10,109	37,335	5,843	25,940
Redemptions:	Institutional Class	(140,006)	—	(2)	(50,190)	(567)	—
	Retirement Class	(838,309)	(942,196)	(831,383)	(633,850)	(1,316,165)	(1,124,365)
	Retail Class	(1,618,849)	(1,031,543)	(1,886,560)	(1,551,190)	(2,846,625)	(1,968,390)
	Premier Class	(56,739)	—	(17,833)	(15,148)	(43,311)	—
Net increase (decrease) from shareholder transactions		6,730,488	11,394,922	19,518,178	19,517,541	29,604,072	20,963,745
Net increase (decrease) in net assets		7,278,944	12,105,131	21,706,738	21,403,386	33,557,250	23,818,909

NET ASSETS
Beginning of period		23,306,105	11,200,974	33,755,151	12,351,765	36,783,679	12,964,770
End of period		$30,585,049	$23,306,105	$55,461,889	$33,755,151	$70,340,929	$36,783,679
Undistributed net investment income (loss) included in net assets		$63,296	$48,789	$87,372	$53,436	$78,458	$39,595

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,336	30,800	13,478	35,259	30,485	15,746
	Retirement Class	254,936	309,739	479,877	431,908	928,061	703,402
	Retail Class	591,560	863,168	1,412,108	1,459,932	1,769,605	1,338,883
	Premier Class	3,682	18,704	23,301	7,231	22,835	2,386
Shares reinvested:	Institutional Class	954	2,835	820	2,526	674	2,518
	Retirement Class	4,443	11,396	4,894	11,622	4,909	12,803
	Retail Class	8,188	17,624	10,636	22,129	8,367	21,540
	Premier Class	850	2,844	895	3,440	488	2,326
Shares redeemed:	Institutional Class	(13,411)	—	—	(4,422)	(47)	—
	Retirement Class	(77,567)	(88,654)	(72,810)	(57,043)	(106,750)	(98,014)
	Retail Class	(151,505)	(97,064)	(165,091)	(138,625)	(233,104)	(178,958)
	Premier Class	(5,409)	—	(1,559)	(1,386)	(3,686)	—
Net increase (decrease) from shareholder transactions		626,057	1,071,392	1,706,549	1,772,571	2,421,837	1,822,632

26	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	27

Statements of changes in net assets	concluded

TIAA-CREF Lifestyle Funds  ■  For the period or year ended

		Lifestyle Growth Fund		Lifestyle Aggressive Growth Fund
		November 30, 2013	May 31, 2013	November 30, 2013	May 31, 2013
		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$53,168	$240,558	$(26,206)	$181,202
Net realized gain (loss) from investments		371,707	291,738	439,236	319,301
Net change in unrealized appreciation (depreciation) from affiliated investments		2,627,200	2,815,080	3,174,395	3,444,757
Net increase (decrease) in net assets from operations		3,052,075	3,347,376	3,587,425	3,945,260

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(24,213)	—	(20,090)
	Retirement Class	—	(96,342)	—	(87,136)
	Retail Class	—	(132,703)	—	(86,426)
	Premier Class	—	(21,160)	—	(17,306)
From realized gains:	Institutional Class	—	(1,290)	—	(603)
	Retirement Class	—	(5,758)	—	(2,984)
	Retail Class	—	(8,066)	—	(3,141)
	Premier Class	—	(1,211)	—	(568)
Total distributions		—	(290,743)	—	(218,254)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	72,409	132,914	82,052	196,787
	Retirement Class	3,285,489	5,355,743	4,675,243	5,686,036
	Retail Class	6,480,427	6,582,736	5,228,040	4,235,529
	Premier Class	36,573	285,255	187,925	224,960
Reinvestments of distributions:	Institutional Class	—	25,503	—	20,693
	Retirement Class	—	102,100	—	90,120
	Retail Class	—	138,583	—	88,130
	Premier Class	—	22,371	—	17,874
Redemptions:	Institutional Class	(53,467)	(1,616)	(7,816)	(27,317)
	Retirement Class	(1,275,382)	(748,687)	(1,674,365)	(953,313)
	Retail Class	(889,702)	(644,706)	(1,275,165)	(858,691)
	Premier Class	(217,185)	(30,575)	(34,897)	(26,247)
Net increase (decrease) from shareholder transactions		7,439,162	11,219,621	7,181,017	8,694,561
Net increase (decrease) in net assets		10,491,237	14,276,254	10,768,442	12,421,567

NET ASSETS
Beginning of period		25,826,899	11,550,645	23,751,260	11,329,693
End of period		$36,318,136	$25,826,899	$34,519,702	$23,751,260
Undistributed net investment income (loss) included in net assets		$78,543	$25,375	$(49,751)	$(23,545)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,393	11,425	5,875	16,768
	Retirement Class	252,813	450,621	341,838	474,689
	Retail Class	503,139	559,937	382,789	353,327
	Premier Class	2,840	24,136	13,480	18,260
Shares reinvested:	Institutional Class	—	2,239	—	1,785
	Retirement Class	—	8,964	—	7,775
	Retail Class	—	12,178	—	7,604
	Premier Class	—	1,964	—	1,542
Shares redeemed:	Institutional Class	(3,935)	(136)	(540)	(2,202)
	Retirement Class	(99,472)	(64,145)	(121,930)	(78,606)
	Retail Class	(68,442)	(55,644)	(93,260)	(73,208)
	Premier Class	(17,621)	(2,890)	(2,573)	(2,117)
Net increase (decrease) from shareholder transactions		574,715	948,649	525,679	725,617

28	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	29

Financial highlights

TIAA-CREF Lifestyle Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized		Total										Ratios to average net assets
	For the		Net asset	Net		& unrealized		gain (loss	)	Less distributions from:		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss	)	from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments		investment operations		investment income	realized gains	and distributions	end of period	Total return		period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFESTYLE INCOME FUND
Institutional Class:	11/30/13	§	$10.76	$0.08		$0.20		$0.28		$(0.08)	$—	$(0.08)	$10.96	2.62%[b]		$1,436		0.57%[c]		0.10%[c]		1.57%[c]		11%[b]
	5/31/13		10.24	0.20		0.60		0.80		(0.26)	(0.02)	(0.28)	10.76	7.86		1,444		0.82		0.10		1.88		21
	5/31/12	*	10.00	0.09		0.21		0.30		(0.06)	—	(0.06)	10.24	2.95	[b]	1,030		2.98	[c]	0.10	[c]	1.81	[c]	3	[b]
Retirement Class:	11/30/13	§	10.76	0.07		0.20		0.27		(0.07)	—	(0.07)	10.96	2.51	[b]	8,955		0.82	[c]	0.35	[c]	1.32	[c]	11	[b]
	5/31/13		10.24	0.18		0.59		0.77		(0.23)	(0.02)	(0.25)	10.76	7.56		6,840		1.05		0.35		1.65		21
	5/31/12	*	10.00	0.08		0.21		0.29		(0.05)	—	(0.05)	10.24	2.88	[b]	4,127		2.83	[c]	0.35	[c]	1.56	[c]	3	[b]
Retail Class:	11/30/13	§	10.76	0.07		0.19		0.26		(0.06)	—	(0.06)	10.96	2.48	[b]	18,827		0.85	[c]	0.38	[c]	1.29	[c]	11	[b]
	5/31/13		10.23	0.17		0.60		0.77		(0.22)	(0.02)	(0.24)	10.76	7.63		13,670		1.08		0.38		1.61		21
	5/31/12	*	10.00	0.07		0.20		0.27		(0.04)	—	(0.04)	10.23	2.73	[b]	4,979		2.82	[c]	0.48	[c]	1.43	[c]	3	[b]
Premier Class:	11/30/13	§	10.76	0.08		0.18		0.26		(0.07)	—	(0.07)	10.95	2.46	[b]	1,366		0.72	[c]	0.25	[c]	1.42	[c]	11	[b]
	5/31/13		10.24	0.18		0.60		0.78		(0.24)	(0.02)	(0.26)	10.76	7.71		1,352		0.96		0.25		1.74		21
	5/31/12	*	10.00	0.08		0.21		0.29		(0.05)	—	(0.05)	10.24	2.91	[b]	1,065		3.13	[c]	0.25	[c]	1.66	[c]	3	[b]

LIFESTYLE CONSERVATIVE FUND
Institutional Class:	11/30/13	§	11.36	0.08		0.49		0.57		(0.07)	—	(0.07)	11.86	5.04	[b]	1,757		0.41	[c]	0.10	[c]	1.33	[c]	8	[b]
	5/31/13		10.29	0.21		1.12		1.33		(0.25)	(0.01)	(0.26)	11.36	13.12		1,520		0.70		0.10		1.94		24
	5/31/12	*	10.00	0.08		0.26		0.34		(0.05)	—	(0.05)	10.29	3.38	[b]	1,033		2.81	[c]	0.10	[c]	1.54	[c]	17	[b]
Retirement Class:	11/30/13	§	11.35	0.06		0.50		0.56		(0.06)	—	(0.06)	11.85	4.93	[b]	14,290		0.66	[c]	0.35	[c]	1.08	[c]	8	[b]
	5/31/13		10.28	0.19		1.12		1.31		(0.23)	(0.01)	(0.24)	11.35	12.87		9,012		0.92		0.35		1.70		24
	5/31/12	*	10.00	0.06		0.26		0.32		(0.04)	—	(0.04)	10.28	3.20	[b]	4,189		2.66	[c]	0.35	[c]	1.29	[c]	17	[b]
Retail Class:	11/30/13	§	11.35	0.06		0.49		0.55		(0.05)	—	(0.05)	11.85	4.90	[b]	37,302		0.70	[c]	0.39	[c]	1.04	[c]	8	[b]
	5/31/13		10.28	0.18		1.13		1.31		(0.23)	(0.01)	(0.24)	11.35	12.86		21,456		0.96		0.38		1.64		24
	5/31/12	*	10.00	0.06		0.26		0.32		(0.04)	—	(0.04)	10.28	3.16	[b]	5,624		2.65	[c]	0.47	[c]	1.18	[c]	17	[b]
Premier Class:	11/30/13	§	11.36	0.07		0.49		0.56		(0.06)	—	(0.06)	11.86	4.97	[b]	2,114		0.56	[c]	0.25	[c]	1.18	[c]	8	[b]
	5/31/13		10.28	0.20		1.13		1.33		(0.24)	(0.01)	(0.25)	11.36	13.07		1,768		0.83		0.25		1.83		24
	5/31/12	*	10.00	0.07		0.25		0.32		(0.04)	—	(0.04)	10.28	3.23	[b]	1,505		2.90	[c]	0.25	[c]	1.39	[c]	17	[b]

LIFESTYLE MODERATE FUND
Institutional Class:	11/30/13	§	11.96	0.07		0.83		0.90		(0.06)	—	(0.06)	12.80	7.55	[b]	1,917		0.38	[c]	0.10	[c]	1.10	[c]	14	[b]
	5/31/13		10.33	0.23		1.67		1.90		(0.26)	(0.01)	(0.27)	11.96	18.60		1,419		0.69		0.10		2.04		34
	5/31/12	*	10.00	0.06		0.31		0.37		(0.04)	—	(0.04)	10.33	3.69	[b]	1,037		2.77	[c]	0.10	[c]	1.28	[c]	11	[b]
Retirement Class:	11/30/13	§	11.95	0.05		0.84		0.89		(0.05)	—	(0.05)	12.79	7.44	[b]	23,732		0.63	[c]	0.35	[c]	0.84	[c]	14	[b]
	5/31/13		10.32	0.19		1.69		1.88		(0.24)	(0.01)	(0.25)	11.95	18.35		12,300		0.92		0.35		1.72		34
	5/31/12	*	10.00	0.05		0.30		0.35		(0.03)	—	(0.03)	10.32	3.52	[b]	4,244		2.63	[c]	0.35	[c]	1.03	[c]	11	[b]
Retail Class:	11/30/13	§	11.95	0.05		0.83		0.88		(0.04)	—	(0.04)	12.79	7.42	[b]	43,097		0.67	[c]	0.40	[c]	0.80	[c]	14	[b]
	5/31/13		10.32	0.19		1.68		1.87		(0.23)	(0.01)	(0.24)	11.95	18.31		21,809		0.97		0.39		1.67		34
	5/31/12	*	10.00	0.05		0.30		0.35		(0.03)	—	(0.03)	10.32	3.48	[b]	6,648		2.60	[c]	0.46	[c]	0.92	[c]	11	[b]
Premier Class:	11/30/13	§	11.95	0.06		0.84		0.90		(0.05)	—	(0.05)	12.80	7.57	[b]	1,595		0.53	[c]	0.25	[c]	0.95	[c]	14	[b]
	5/31/13		10.33	0.21		1.67		1.88		(0.25)	(0.01)	(0.26)	11.95	18.33		1,256		0.83		0.25		1.90		34
	5/31/12	*	10.00	0.06		0.31		0.37		(0.04)	—	(0.04)	10.33	3.65	[b]	1,036		2.92	[c]	0.25	[c]	1.13	[c]	11	[b]

30	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	31

Financial highlights	concluded

TIAA-CREF Lifestyle Funds

			Selected per share data													Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized		Total										Ratios to average net assets
	For the		Net asset	Net		& unrealized		gain (loss	)	Less distributions from:		Total	Net asset			Net assets						Net
	period		value,	investment		gain (loss	)	from		Net	Net	dividends	value,			at end of						investment		Portfolio
	or year ended		beginning of period	income (loss	)[a]	on total investments		investment operations		investment income	realized gains	and distributions	end of period	Total return		period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	income (loss	)	turnover rate

LIFESTYLE GROWTH FUND
Institutional Class:	11/30/13	§	$12.50	$0.04		$1.24		$1.28		$—	$—	$—	$13.78	10.24%[b]		$1,585		0.51%[c]		0.10%[c]		0.62%[c]		13%[b]
	5/31/13		10.32	0.21		2.20		2.41		(0.22)	(0.01)	(0.23)	12.50	23.63		1,420		0.77		0.10		1.80		30
	5/31/12	*	10.00	0.03		0.29		0.32		(0.00)[d]	—	(0.00)[d]	10.32	3.24	[b]	1,033		2.77	[c]	0.10	[c]	0.64	[c]	7	[b]
Retirement Class:	11/30/13	§	12.49	0.02		1.23		1.25		—	—	—	13.74	10.01	[b]	13,144		0.76	[c]	0.35	[c]	0.37	[c]	13	[b]
	5/31/13		10.31	0.16		2.23		2.39		(0.20)	(0.01)	(0.21)	12.49	23.39		10,027		1.00		0.35		1.41		30
	5/31/12	*	10.00	0.02		0.29		0.31		(0.00)[d]	—	(0.00)[d]	10.31	3.13	[b]	4,203		2.63	[c]	0.35	[c]	0.39	[c]	7	[b]
Retail Class:	11/30/13	§	12.48	0.02		1.23		1.25		—	—	—	13.73	10.02	[b]	20,053		0.82	[c]	0.42	[c]	0.30	[c]	13	[b]
	5/31/13		10.31	0.16		2.22		2.38		(0.20)	(0.01)	(0.21)	12.48	23.26		12,800		1.06		0.40		1.40		30
	5/31/12	*	10.00	0.01		0.30		0.31		(0.00)[d]	—	0.00 [d]	10.31	3.12	[b]	5,249		2.63	[c]	0.48	[c]	0.27	[c]	7	[b]
Premier Class:	11/30/13	§	12.50	0.03		1.23		1.26		—	—	—	13.76	10.08	[b]	1,536		0.66	[c]	0.25	[c]	0.47	[c]	13	[b]
	5/31/13		10.32	0.18		2.22		2.40		(0.21)	(0.01)	(0.22)	12.50	23.46		1,580		0.91		0.25		1.55		30
	5/31/12	*	10.00	0.02		0.30		0.32		(0.00)[d]	—	(0.00)[d]	10.32	3.23	[b]	1,065		2.92	[c]	0.25	[c]	0.49	[c]	7	[b]

LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:	11/30/13	§	13.01	0.01		1.69		1.70		—	—	—	14.71	13.07	[b]	1,790		0.54	[c]	0.10	[c]	0.09	[c]	19	[b]
	5/31/13		10.29	0.17		2.74		2.91		(0.18)	(0.01)	(0.19)	13.01	28.51		1,514		0.82		0.10		1.48		29
	5/31/12	*	10.00	0.00	[d]	0.29		0.29		—	—	—	10.29	2.90	[b]	1,029		2.79	[c]	0.10	[c]	0.01	[c]	2	[b]
Retirement Class:	11/30/13	§	12.99	(0.01)		1.69		1.68		—	—	—	14.67	12.93	[b]	15,175		0.78	[c]	0.35	[c]	(0.17)[c]		19	[b]
	5/31/13		10.28	0.12		2.76		2.88		(0.16)	(0.01)	(0.17)	12.99	28.19		10,585		1.05		0.35		1.04		29
	5/31/12	*	10.00	(0.01)		0.29		0.28		—	—	—	10.28	2.80	[b]	4,224		2.65	[c]	0.35	[c]	(0.24)[c]		2	[b]
Retail Class:	11/30/13	§	12.99	(0.02)		1.69		1.67		—	—	—	14.66	12.86	[b]	15,651		0.87	[c]	0.43	[c]	(0.25)[c]		19	[b]
	5/31/13		10.27	0.13		2.75		2.88		(0.15)	(0.01)	(0.16)	12.99	28.21		10,109		1.12		0.42		1.09		29
	5/31/12	*	10.00	(0.02)		0.29		0.27		—	—	—	10.27	2.70	[b]	5,039		2.66	[c]	0.49	[c]	(0.37)[c]		2	[b]
Premier Class:	11/30/13	§	13.00	(0.00)[d]		1.69		1.69		—	—	—	14.69	13.00	[b]	1,903		0.69	[c]	0.25	[c]	(0.06)[c]		19	[b]
	5/31/13		10.28	0.15		2.75		2.90		(0.17)	(0.01)	(0.18)	13.00	28.36		1,543		0.95		0.25		1.28		29
	5/31/12	*	10.00	(0.01)		0.29		0.28		—	—	—	10.28	2.80	[b]	1,038		2.94	[c]	0.25	[c]	(0.14)[c]		2	[b]

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
§	Unaudited
*	The Fund commenced operations on December 9, 2011.

32	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	33

Notes to financial statements (unaudited)

TIAA-CREF Lifestyle Funds

Note 1—organization and significant accounting policies

The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statements of Operations. Realized gains and losses on sales from investments in affiliated and unaffiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

34	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	35

Notes to financial statements (unaudited)

based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2013, there were no transfers between levels by the Funds.

As of November 30, 2013, all of the investments in the Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and operational oversight services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. The Premier Class and the Retail Class of each Fund have adopted a distribution Rule 12b-1 plan that compensated TPIS for providing distribution, promotional and/or shareholder services to the Premier Class and Retail Class of the Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and Retail Class, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.49% of average daily net assets for the Retail Class shares; 0.35% of average daily net assets for the Retirement Class shares; 0.25% of average daily net assets for the Premier Class shares; and 0.10% of

36	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2014, unless changed with approval of the Board.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2013:

Fund	TIAA
Lifestyle Income	37%
Lifestyle Conservative	22
Lifestyle Moderate	19
Lifestyle Growth	39
Lifestyle Aggressive Growth	43

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
TIAA-CREF Lifestyle Income Fund
TIAA-CREF Bond	$4,121,201	$1,681,562	$283,741	$(15,963)	$58,902	$5,471,466
TIAA-CREF Bond Plus	4,588,052	1,833,298	270,478	(13,007)	68,269	6,083,999
TIAA-CREF Emerging Markets Equity	409,204	85,127	36,414	(3,259)	—	459,330
TIAA-CREF Enhanced International Equity Index	300,634	146,433	164,145	31,009	—	317,519
TIAA-CREF Enhanced Large-Cap Growth Index	237,703	128,020	23,236	2,194	—	384,033
TIAA-CREF Enhanced Large-Cap Value Index	260,947	109,212	34,128	2,891	—	371,470
TIAA-CREF Global Natural Resources	43,152	87,303	36,445	(239)	—	97,910
TIAA-CREF Growth & Income	696,245	186,665	76,397	4,774	5,050	909,220
TIAA-CREF High-Yield	464,498	181,800	31,579	(1,077)	14,620	613,019
TIAA-CREF International Equity	742,456	135,985	384,898	100,367	—	595,509
TIAA-CREF International Opportunities	84,320	403,982	3,771	(73)	—	505,088
TIAA-CREF Large-Cap Growth	730,882	267,171	89,833	14,353	—	1,066,197
TIAA-CREF Large-Cap Value	790,893	216,991	85,359	11,027	—	1,029,551
TIAA-CREF Mid-Cap Growth	42,927	22,015	41,347	6,225	—	29,690
TIAA-CREF Mid-Cap Value	52,121	8,381	45,101	8,367	—	20,527
TIAA-CREF Money Market	77,992	549	75,926	—	—	2,614
TIAA-CREF Short-Term Bond	9,287,620	3,578,516	616,542	(9,628)	73,377	12,233,455
TIAA-CREF Small-Cap Equity	256,418	69,749	31,500	4,033	—	345,656
	$23,187,265	$9,142,759	$2,330,840	$141,994	$220,218	$30,536,253

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	37

Notes to financial statements (unaudited)

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
TIAA-CREF Lifestyle Conservative Fund
TIAA-CREF Bond	$2,643,574	$1,874,131	$243,231	$64,844	$43,509	$4,428,814
TIAA-CREF Bond Plus	9,965,714	6,911,919	25,001	4,030	170,457	16,551,030
TIAA-CREF Emerging Markets Equity	1,000,827	343,016	502,053	180,011	—	1,344,546
TIAA-CREF Enhanced International Equity Index	983,232	462,044	160,172	—	—	1,278,386
TIAA-CREF Enhanced Large-Cap Growth Index	775,983	592,575	98,254	29,448	—	1,501,426
TIAA-CREF Enhanced Large-Cap Value Index	845,193	507,830	94,788	23,860	—	1,450,269
TIAA-CREF Global Natural Resources	85,593	357,468	4,638	(275)	—	350,163
TIAA-CREF Growth & Income	2,028,602	956,642	19,264	(1,320)	16,101	3,287,273
TIAA-CREF High-Yield	677,708	440,013	105,551	(1,631)	24,385	1,100,129
TIAA-CREF International Equity	1,917,657	591,285	248,047	(4,101)	—	2,136,534
TIAA-CREF International Opportunities	247,481	1,419,985	31,031	3,473	—	1,731,649
TIAA-CREF Large-Cap Growth	2,245,581	1,188,208	210,619	(9,897)	—	3,939,550
TIAA-CREF Large-Cap Value	2,420,696	1,053,728	30,682	4,754	—	3,798,122
TIAA-CREF Mid-Cap Growth	124,326	118,896	129,116	(2,707)	—	154,867
TIAA-CREF Mid-Cap Value	151,236	75,345	49,323	(846)	—	121,115
TIAA-CREF Money Market	98,581	942	19,267	1,427	—	4,195
TIAA-CREF Short-Term Bond	6,732,464	4,313,835	24,136	1,353	60,913	10,939,548
TIAA-CREF Small-Cap Equity	750,322	379,734	48,715	2,709	—	1,273,840
	$33,694,770	$21,587,596	$2,043,888	$295,132	$315,365	$55,391,456
TIAA-CREF Lifestyle Moderate Fund
TIAA-CREF Bond Plus	$13,676,416	$13,099,187	$245,864	$(11,729)	$251,098	$26,371,297
TIAA-CREF Emerging Markets Equity	1,536,827	803,637	16,869	(2,378)	—	2,360,902
TIAA-CREF Enhanced International Equity Index	1,684,722	1,059,615	495,862	90,142	—	2,515,663
TIAA-CREF Enhanced Large-Cap Growth Index	1,306,176	1,285,636	32,723	1,071	—	2,835,351
TIAA-CREF Enhanced Large-Cap Value Index	1,419,426	1,146,993	57,469	2,698	—	2,738,208
TIAA-CREF Global Natural Resources	93,205	589,349	32,424	(2,209)	—	665,309
TIAA-CREF Growth & Income	3,298,387	2,444,725	118,954	8,015	27,327	6,245,833
TIAA-CREF High-Yield	737,799	665,127	8,298	(404)	28,584	1,397,919
TIAA-CREF International Equity	2,996,225	1,476,972	932,881	184,954	—	4,056,780
TIAA-CREF International Opportunities	406,027	2,713,145	14,704	(258)	—	3,241,029
TIAA-CREF Large-Cap Growth	3,685,065	2,932,817	89,205	9,136	—	7,485,170
TIAA-CREF Large-Cap Value	3,972,080	2,705,606	95,581	5,019	—	7,216,440
TIAA-CREF Mid-Cap Growth	224,723	268,476	150,586	35,424	—	389,475
TIAA-CREF Mid-Cap Value	268,398	176,502	157,865	39,548	—	325,378
TIAA-CREF Money Market	114,478	1,494	110,933	—	—	5,039
TIAA-CREF Small-Cap Equity	1,220,410	931,495	28,754	733	—	2,420,303
	$36,640,364	$32,300,776	$2,588,972	$359,762	$307,009	$70,270,096

38	2013 Semiannual Report ■ TIAA-CREF Lifestyle Funds

continued

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
TIAA-CREF Lifestyle Growth Fund
TIAA-CREF Bond Plus	$4,525,453	$2,190,521	$259,670	$13,657	$69,794	$6,413,650
TIAA-CREF Emerging Markets Equity	1,395,916	281,523	605,592	214,949	—	1,552,900
TIAA-CREF Enhanced International Equity Index	1,608,760	416,334	171,719	—	—	1,749,883
TIAA-CREF Enhanced Large-Cap Growth Index	1,240,964	537,362	91,312	24,100	—	1,924,153
TIAA-CREF Enhanced Large-Cap Value Index	1,345,997	446,873	75,350	23,592	—	1,870,771
TIAA-CREF Global Natural Resources	66,002	425,446	10,187	(104)	—	455,985
TIAA-CREF Growth & Income	3,079,899	901,373	390,616	95,220	22,387	4,282,234
TIAA-CREF High-Yield	520,335	248,919	57,106	92	16,834	721,650
TIAA-CREF International Equity	2,765,701	458,994	461,449	(11,586)	—	2,782,078
TIAA-CREF International Opportunities	369,190	1,740,603	131,168	16,979	—	2,203,421
TIAA-CREF Large-Cap Growth	3,452,311	1,123,363	161,932	(7,823)	—	5,147,526
TIAA-CREF Large-Cap Value	3,718,242	1,034,064	105,720	4,925	—	4,945,989
TIAA-CREF Mid-Cap Growth	220,443	132,410	73,535	(2,917)	—	296,315
TIAA-CREF Mid-Cap Value	261,023	79,257	72,185	(1,886)	—	255,535
TIAA-CREF Money Market	78,860	673	60,584	522	—	3,034
TIAA-CREF Small-Cap Equity	1,139,242	348,129	162,126	1,767	—	1,657,494
	$25,788,338	$10,365,844	$2,890,251	$371,487	$109,015	$36,262,618
TIAA-CREF Lifestyle Aggressive Growth Fund
TIAA-CREF Emerging Markets Equity	$1,597,498	$364,414	$208,086	$23,128	$—	$1,797,872
TIAA-CREF Enhanced International Equity Index	1,914,704	463,709	156,629	10,935	—	2,083,557
TIAA-CREF Enhanced Large-Cap Growth Index	1,422,057	679,727	71,960	—	—	2,269,269
TIAA-CREF Enhanced Large-Cap Value Index	1,539,921	537,786	87,674	25,872	—	2,197,900
TIAA-CREF Global Natural Resources	60,530	481,340	320,653	31,697	—	536,606
TIAA-CREF Growth & Income	3,497,691	1,187,503	93,078	4,663	25,941	5,034,628
TIAA-CREF International Equity	3,189,405	487,636	376,768	(7,218)	—	3,319,039
TIAA-CREF International Opportunities	440,163	2,021,865	59,023	18,882	—	2,589,501
TIAA-CREF Large-Cap Growth	3,906,314	1,530,145	458,981	105,138	—	6,039,724
TIAA-CREF Large-Cap Value	4,209,735	1,395,689	51,238	(772)	—	5,821,898
TIAA-CREF Mid-Cap Growth	256,924	152,125	198,804	21,138	—	374,666
TIAA-CREF Mid-Cap Value	302,783	90,042	30,085	(31)	—	324,300
TIAA-CREF Money Market	69,616	641	82,656	8,087	—	2,961
TIAA-CREF Small-Cap Equity	1,289,504	452,219	616,255	194,170	—	1,947,959
	$23,696,845	$9,844,841	$2,811,890	$435,689	$25,941	$34,339,880

TIAA-CREF Lifestyle Funds ■ 2013 Semiannual Report	39

Notes to financial statements (unaudited)

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation	)
TIAA-CREF Lifestyle Income	$29,465,803	$1,139,190	$(68,740)	$1,070,450
TIAA-CREF Lifestyle Conservative	51,728,037	3,792,217	(128,798)	3,663,419
TIAA-CREF Lifestyle Moderate	63,956,136	6,434,481	(120,521)	6,313,960
TIAA-CREF Lifestyle Growth	30,619,007	5,657,658	(14,047)	5,643,611
TIAA-CREF Lifestyle Aggressive Growth	27,539,131	6,800,749	—	6,800,749

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended November 30, 2013, were as follows:

Fund	Purchases	Sales
Lifestyle Income	$9,738,886	$2,923,847
Lifestyle Conservative	23,247,201	3,705,139
Lifestyle Moderate	37,044,719	7,329,302
Lifestyle Growth	11,273,199	3,797,826
Lifestyle Aggressive Growth	12,286,176	5,256,772

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2013 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Lifestyle Income	$370,716	$—	$370,716
Lifestyle Conservative	447,420	—	447,420
Lifestyle Moderate	442,115	—	442,115
Lifestyle Growth	290,743	—	290,743
Lifestyle Aggressive Growth	218,254	—	218,254

The tax character of the fiscal year 2014 distributions will be determined at the end of the fiscal year.

40	2013 Semiannual Report ¡ TIAA-CREF Lifestyle Funds

concluded

Note 6—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2013, there were no borrowings under this credit facility by the Funds.

Note 7—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF Lifestyle Funds ¡ 2013 Semiannual Report	41

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION,WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

42	2013 Semiannual Report ¡ TIAA-CREF Lifestyle Funds

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Lifestyle Funds ¡ 2013 Semiannual Report	43

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement and Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association–College Retirement Equities Fund (TIAA-CREF),
730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA-CREF

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C13531	A13443 (1/14)

2013 Semiannual Report

TIAA-CREF
Managed Allocation Fund

of the TIAA-CREF Funds

November 30, 2013

Understanding your fund report

This semiannual report contains information about the Managed Allocation Fund and describes the fund’s results for the six months ended November 30, 2013. The report contains three main sections:

•	The fund performance section compares the fund’s investment returns with those of its composite benchmark and a broad market index.
•	The portfolio of investments lists the underlying TIAA-CREF Funds in which the Managed Allocation Fund had investments as of November 30, 2013.
•	The financial statements provide detailed information about the operations and financial condition of the fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Information for investors

Portfolio holdings

The complete portfolio of investments for the Managed Allocation Fund appears on page 10 of this report. You can also obtain a list of the holdings of the Managed Allocation Fund and of the underlying funds in which the Managed Allocation Fund invests (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of May 31 or November 30; Form N-Q filings are as of the last day of February or August 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures for the underlying funds of the Managed Allocation Fund can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

Fund management

The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the fund.

TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	3

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in the table on page 5 is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total cost of investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2013–November 30, 2013).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’s entry shows hypothetical account values and expenses based on the share class’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

4	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Important information about expenses

Expense example

Six months ended November 30, 2013

Managed Allocation Fund	Beginning account value (6/1/13)	Ending account value (11/30/13)	Expenses paid during period (6/1/13–11/30/13	* )	Effective expenses paid during period (6/1/13–11/30/13	† )
Institutional Class
Actual return	$1,000.00	$1,074.63	$0.00		$2.18
5% annual hypothetical return	1,000.00	1,025.07	0.00		2.13
Retirement Class
Actual return	$1,000.00	$1,073.36	$1.30		$3.48
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.40
Retail Class
Actual return	$1,000.00	$1,073.15	$1.30		$3.48
5% annual hypothetical return	1,000.00	1,023.82	1.27		3.40

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2013. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.
†	“Effective expenses paid during period” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized weighted average expense ratio was 0.42% for the Institutional Class, 0.67% for the Retirement Class and 0.67% for the Retail Class.

TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	5

Managed Allocation Fund

Performance for the six months ended November 30, 2013

The Managed Allocation Fund returned 7.46% for the Institutional Class, compared with the 6.81% return of its benchmark, the Managed Allocation Composite Index. For the one-year period ended November 30, 2013, the fund returned 16.76%, versus 15.69% for its composite benchmark. The table on page 8 shows returns for all share classes of the fund.

The strengthening U.S. economy lifts global stocks higher

Despite numerous headwinds, developed market stocks registered strong gains for the six-month period. Signs of a strengthening U.S. economy, indications that Europe was emerging from its deep recession and renewed efforts by Japan to stimulate its stagnant economy increased investor appetite for riskier assets.

As the reporting period began, investors worried that the Federal Reserve might begin tapering its accommodative policies earlier than expected. The Fed’s policies were designed to strengthen the U.S. economy by keeping interest rates low. When Ben Bernanke seemed to confirm these fears in the spring, stocks fell in June and again in August. The equity markets rose in September, however, after the Fed surprised investors by announcing that it would continue its stimulative efforts until stronger signs of steady economic growth emerged. The news triggered a global stock market rally that lasted through the end of the period.

The broad U.S. stock market, as measured by the Russell 3000® Index, soared 12.60%. Foreign equities registered strong gains as well: the MSCI All Country World ex USA Index, which tracks stock performance in 43 developed and emerging market nations, advanced 9.37% in terms of dollars. The MSCI index was buoyed by stellar gains in several European national markets. However, losses from a number of emerging market nations limited its rise. Emerging market issues lagged far behind their developed market counterparts, primarily because of concerns about slowing economic growth rates in China.

In the fixed-income market, rising yields on U.S. Treasury securities reduced the value of existing bonds. The broad domestic investment-grade, fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, returned –0.56% for the period. Treasury, agency and corporate issues, which together made up approximately two-thirds of the total market capitalization of the index on November 30, 2013, experienced losses for the six months, while mortgage-backed securities registered only slight gains.

6	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Strong U.S. equity market gains boost the fund’s results

The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks) and fixed income. The fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors.

For the period, the strong absolute return of the Managed Allocation Fund was largely driven by robust gains from its underlying U.S. equity fund investments. Double-digit advances from the Large-Cap Growth and Growth & Income funds were especially helpful. The Small-Cap Equity Fund recorded the largest gain, making a significant contribution to absolute performance. Amid signs of a strengthening economy, optimistic investors favored small-cap issues because of their higher return potential.

In contrast, the absolute performance of the Managed Allocation Fund was somewhat constrained by losses from the fixed-income sector. (All fund returns are for the Institutional Class.)

For the six months, the fund outpaced its composite benchmark primarily because of strong relative performance in the U.S. equity sector. The biggest contribution came from the Large-Cap Growth Fund, which outpaced its own benchmark, the Russell 1000® Growth Index, by almost four percentage points on the strength of favorable stock selections. The fund also benefited from its investments in the Growth & Income Fund, which topped the S&P 500® Index by more than two percentage points, and in the Large-Cap Value Fund, which easily outpaced its benchmark index. Another strong contribution came from the International Equity Fund within the international equity sector.

In a challenging environment for most sectors of the fixed-income market, the fund’s largest underlying holding, the Bond Plus Fund, posted a loss for the period. Despite the decline, the Bond Plus Fund held up better than the Barclays aggregate index and made a positive contribution to the Managed Allocation Fund’s relative performance.

These favorable results more than offset detractions from the Emerging Markets Equity and Enhanced Large-Cap Growth Index funds, both of which lagged their respective benchmarks.

Returns of the Managed Allocation Fund’s underlying funds can be found at www.tiaa-cref.org/performance.

TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	7

Managed Allocation Fund

Performance as of November 30, 2013

		Total return		Average annual total return
Managed Allocation Fund	Inception date	6 months	1 year	5 years	since inception
Institutional Class	3/31/2006	7.46%	16.76%	13.63%	5.80%
Retirement Class	3/31/2006	7.34	16.60	13.36	5.53
Retail Class	3/31/2006	7.31	16.55	13.42	5.66
Managed Allocation Composite Index*	—	6.81	15.69	12.59	5.95	†
Broad market index
Russell 3000® Index	—	12.60	31.71	18.54	6.86	†

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	On November 30, 2013, the Managed Allocation Composite Index consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI All Country World ex USA Index. The fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

†	Performance is calculated from the inception date of the Institutional Class.

Asset allocation
% of net assets
as of 11/30/2013
Equity
U.S. equity	42.3%
International equity	18.3
Fixed income	39.3
Other assets & liabilities, net	0.1
Total	100.0

Target allocation

8	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

About the fund’s composite benchmark

The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the fund’s target market sector allocations:

•	Russell 3000 Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
•	MSCI All Country World ex USA Index (international equity) measures the performance of large- and mid-cap stocks in 43 developed and emerging market countries, excluding the United States.
•	Barclays U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investments. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	9

Portfolio of investments (unaudited)

Managed Allocation Fund  ■  November 30, 2013

Shares	Security		Value	% of net assets

TIAA-CREF FUNDS — 99.9% (a)
FIXED INCOME — 39.3%
24,809,054	TIAA-CREF Bond Plus Fund		$260,991,243	37.3%
1,326,426	TIAA-CREF High-Yield Fund		13,861,153	2.0
	TOTAL FIXED INCOME		274,852,396	39.3

INTERNATIONAL EQUITY — 18.3%
2,123,627	TIAA-CREF Emerging Markets Equity Fund		23,529,785	3.4
3,730,010	TIAA-CREF Enhanced International Equity Index Fund		31,779,684	4.5
670,306	TIAA-CREF Global Natural Resources Fund		6,636,027	0.9
2,920,630	TIAA-CREF International Equity Fund		33,966,926	4.9
2,959,254	TIAA-CREF International Opportunities Fund		32,433,427	4.6
	TOTAL INTERNATIONAL EQUITY		128,345,849	18.3

SHORT-TERM FIXED INCOME — 0.0%
72,515	TIAA-CREF Money Market Fund		72,515	0.0
	TOTAL SHORT-TERM FIXED INCOME		72,515	0.0

U.S. EQUITY — 42.3%
4,717,615	TIAA-CREF Enhanced Large-Cap Growth Index Fund		56,045,262	8.0
4,953,430	TIAA-CREF Enhanced Large-Cap Value Index Fund		54,240,061	7.8
3,592,053	TIAA-CREF Growth & Income Fund		46,876,287	6.7
3,596,889	TIAA-CREF Large-Cap Growth Fund		56,471,151	8.1
2,893,467	TIAA-CREF Large-Cap Value Fund		53,963,159	7.7
93,565	TIAA-CREF Mid-Cap Growth Fund		2,395,270	0.3
80,768	TIAA-CREF Mid-Cap Value Fund		1,929,551	0.3
1,176,440	TIAA-CREF Small-Cap Equity Fund		23,975,845	3.4
	TOTAL U.S. EQUITY		295,896,586	42.3
	TOTAL TIAA-CREF FUNDS	(Cost $588,959,608)	699,167,346	99.9

	TOTAL PORTFOLIO	(Cost $588,959,608)	699,167,346	99.9
	OTHER ASSETS & LIABILITIES, NET		466,330	0.1
	NET ASSETS		$699,633,676	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statement of assets and liabilities (unaudited)

Managed Allocation Fund  ■  November 30, 2013

ASSETS
Affiliated investments, at value‡	$699,167,346
Cash	809,878
Receivable from Fund shares sold	49,873
Dividends and interest receivable	631,266
Due from affiliates	8,998
Other	36,111
Total assets	700,703,472

LIABILITIES
Service agreement fees payable	1,242
Distribution fees payable	132,364
Due to affiliates	9,877
Payable for securities transactions	698,500
Payable for Fund shares redeemed	55,529
Accrued expenses and other payables	172,284
Total liabilities	1,069,796
NET ASSETS	$699,633,676

NET ASSETS CONSIST OF:
Paid-in-capital	$583,310,472
Undistributed net investment income (loss)	962,153
Accumulated net realized gain (loss) on total investments	5,153,313
Net unrealized appreciation (depreciation) on total investments	110,207,738
NET ASSETS	$699,633,676

INSTITUTIONAL CLASS:
Net assets	$ 12,186,806
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	998,048
Net asset value per share	$12.21

RETIREMENT CLASS:
Net assets	$ 36,369,603
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,981,654
Net asset value per share	$12.20

RETAIL CLASS:
Net assets	$651,077,267
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	53,225,093
Net asset value per share	$12.23
‡ Affiliated investments, cost	$588,959,608

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	11

Statement of operations (unaudited)

Managed Allocation Fund  ■  For the period ended November 30, 2013

INVESTMENT INCOME
Dividends from affiliated investments	$ 3,917,328
Total income	3,917,328

EXPENSES
Shareholder servicing — Institutional Class	138
Shareholder servicing — Retirement Class	41,575
Shareholder servicing — Retail Class	194,559
Distribution fees — Retail Class	777,985
Fund administration fees	15,943
Compliance fees	11,430
Trustee fees and expenses	3,175
Other expenses	103,626
Total expenses	1,148,431
Less: Expenses reimbursed by the investment adviser	(328,983)
Net expenses	819,448
Net Investment income (loss)	3,097,880

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Net realized gain (loss) from sale of affiliated investments	2,718,395
Net change in unrealized appreciation (depreciation) from affiliated investments	41,987,802
Net realized and unrealized gain (loss) from affiliated investments	44,706,197
Net increase (decrease) in net assets from operations	$47,804,077

12	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements

Statements of changes in net assets

Managed Allocation Fund  ■  For the period or year ended

		November 30, 2013	May 31, 2013
		(unaudited )
OPERATIONS
	Net investment income (loss)	$ 3,097,880	$ 11,573,081
	Net realized gain (loss) from sale of affiliated investments	2,718,395	22,516,118
	Net change in unrealized appreciation (depreciation) from affiliated investments	41,987,802	65,093,229
	Net increase (decrease) in net assets from operations	47,804,077	99,182,428

	DISTRIBUTIONS TO SHAREHOLDERS
	From net investment income:
	Institutional Class	(58,006)	(204,957)
	Retirement Class	(148,823)	(630,662)
	Retail Class	(2,856,374)	(13,508,013)
	Total distributions	(3,063,203)	(14,343,632)

	SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,970,785	3,422,470
	Retirement Class	6,502,401	10,486,119
	Retail Class	28,643,037	46,864,363
	Reinvestments of distributions:
	Institutional Class	56,965	200,453
	Retirement Class	148,823	630,662
	Retail Class	2,742,694	12,943,921
Redemptions:	Institutional Class	(2,031,659)	(1,938,317)
	Retirement Class	(3,760,635)	(14,146,715)
	Retail Class	(29,918,524)	(56,746,122)
	Net increase (decrease) from shareholder transactions	6,353,887	1,716,834
	Net increase (decrease) in net assets	51,094,761	86,555,630

	NET ASSETS
	Beginning of period	648,538,915	561,983,285
	End of period	$699,633,676	$648,538,915
	Undistributed net investment income (loss) included in net assets	$ 962,153	$ 927,476

	CHANGE IN FUND SHARES
Shares sold:	Institutional Class	342,114	314,840
	Retirement Class	562,189	967,571
	Retail Class	2,460,346	4,320,976
	Shares reinvested:
	Institutional Class	4,990	18,753
	Retirement Class	13,052	59,189
	Retail Class	240,216	1,209,640
	Shares redeemed:
	Institutional Class	(176,799)	(183,544)
	Retirement Class	(325,561)	(1,320,939)
	Retail Class	(2,562,584)	(5,289,164)
	Net increase (decrease) from shareholder transactions	557,963	97,322

See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	13

Financial highlights

Managed Allocation Fund

			Selected per share data										Ratios and supplemental data
				Gain (loss) from investment operations:
						Net realized	Total								Ratios to average net assets
	For the		Net asset	Net		& unrealized	gain (loss )	Less distributions from:		Total	Net asset		Net assets		Net
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments [d]	from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses	[e]	Net expenses	[e]	investment income (loss	)	Portfolio turnover rate
Institutional Class:	11/30/13	§	$11.43	$ 0.07		$ 0.78	$ 0.85	$(0.07)	$ —	$(0.07)	$12.21	7.46%[b]	$12,187		0.04%[c]		0.00%[c]		1.17%[c]		10%[b]
	5/31/13		9.92	0.22		1.58	1.80	(0.29)	—	(0.29)	11.43	18.33	9,461		0.04		0.00		2.09		17
	5/31/12		10.39	0.22		(0.42)	(0.20)	(0.27)	—	(0.27)	9.92	(1.79)	6,724		0.04		0.00		2.26		15
	5/31/11	†	9.40	0.17		1.01	1.18	(0.19)	—	(0.19)	10.39	12.66 [b]	4,142		0.06	[c]	0.00	[c]	2.53	[c]	10	[b]
	9/30/10		8.73	0.24		0.67	0.91	(0.24)	—	(0.24)	9.40	10.52	2,542		0.06		0.00		2.68		21
	9/30/09		8.86	0.24		(0.13)	0.11	(0.24)	—	(0.24)	8.73	1.74	2,011		0.10		0.00		3.13		48
	9/30/08		11.03	0.28		(2.11)	(1.83)	(0.33)	(0.01)	(0.34)	8.86	(16.92)	1,832		0.07		0.00		2.66		26
Retirement Class:	11/30/13	§	11.42	0.05		0.78	0.83	(0.05)	—	(0.05)	12.20	7.34 [b]	36,370		0.29	[c]	0.25	[c]	0.92	[c]	10	[b]
	5/31/13		9.91	0.20		1.57	1.77	(0.26)	—	(0.26)	11.42	18.04	31,195		0.29		0.25		1.84		17
	5/31/12		10.38	0.19		(0.41)	(0.22)	(0.25)	—	(0.25)	9.91	(2.04)	29,993		0.29		0.25		1.96		15
	5/31/11	†	9.39	0.14		1.03	1.17	(0.18)	—	(0.18)	10.38	12.54 [b]	32,622		0.31	[c]	0.25	[c]	2.18	[c]	10	[b]
	9/30/10		8.72	0.21		0.67	0.88	(0.21)	—	(0.21)	9.39	10.26	24,404		0.30		0.25		2.36		21
	9/30/09		8.86	0.21		(0.12)	0.09	(0.23)	—	(0.23)	8.72	1.39	21,287		0.34		0.25		2.80		48
	9/30/08		11.03	0.24		(2.09)	(1.85)	(0.31)	(0.01)	(0.32)	8.86	(17.10)	13,678		0.31		0.24		2.31		26
Retail Class:	11/30/13	§	11.45	0.05		0.78	0.83	(0.05)	—	(0.05)	12.23	7.31 [b]	651,077		0.35	[c]	0.25	[c]	0.93	[c]	10	[b]
	5/31/13		9.94	0.21		1.56	1.77	(0.26)	—	(0.26)	11.45	18.00	607,883		0.36		0.25		1.92		17
	5/31/12		10.41	0.20		(0.42)	(0.22)	(0.25)	—	(0.25)	9.94	(2.03)	525,266		0.33		0.25		1.97		15
	5/31/11	†	9.42	0.15		1.02	1.17	(0.18)	—	(0.18)	10.41	12.52 [b]	562,043		0.26	[c]	0.21	[c]	2.29	[c]	10	[b]
	9/30/10		8.75	0.22		0.67	0.89	(0.22)	—	(0.22)	9.42	10.34	505,725		0.21		0.16		2.47		21
	9/30/09		8.88	0.24		(0.13)	0.11	(0.24)	—	(0.24)	8.75	1.70	471,190		0.44		0.05		3.13		48
	9/30/08		11.05	0.27		(2.10)	(1.83)	(0.33)	(0.01)	(0.34)	8.88	(16.89)	489,340		0.37		0.00		2.61		26

[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Short-term capital gains distributions are presented in net realized and unrealized gain (loss) on total investments for all periods presented.
[e]	The Fund’s expenses do not include the expenses of the underlying funds.
§	Unaudited
†	Amounts shown are for the eight-month period ended May 31, 2011 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to May 31.

14	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	15

Notes to financial statements (unaudited)

Managed Allocation Fund

Note 1—organization and significant accounting policies

The TIAA-CREF Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The Fund offers its shares, without a sales load, through its principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Fund. The Fund offers three share classes: Institutional, Retirement and Retail Classes of shares. Each class differs by the allocation of class specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Security valuation: The Fund’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends from affiliated investments are recorded on the ex-dividend date. Dividends from affiliated investments are recorded as dividend income, while capital gain distributions, including short-term capital gain distributions, are recorded as gain distributions from affiliated investments on the Statement of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Fund are allocated on a pro rata basis to each class of shares of the Fund, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

16	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and accrued expenses and other payables in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized

TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	17

Notes to financial statements (unaudited)

in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the period ended November 30, 2013, there were no transfers between levels by the Fund.

As of November 30, 2013, all of the investments in the Fund were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of 0.00% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and operational oversight services to the Fund.

Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated TPIS for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.

Certain affiliated entities may pay Fund expenses on behalf of the Fund. The Fund reimburses the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statement of Assets and Liabilities.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement and Retail Class shares; and 0.00% of average daily net assets for the Institutional Class shares. The expense reimbursement arrangements will continue through at least September 30, 2014, unless changed with approval of the Board.

18	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

continued

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:

Issue	Value at May 31, 2013	Purchases cost	Sales proceeds	Realized gain (loss )	Dividend income	Value at November 30, 2013
Managed Allocation Fund
TIAA-CREF Bond Plus Fund	$241,420,872	$27,240,845	$3,849,304	$ (209,364)	$3,247,809	$260,991,243
TIAA-CREF Emerging Markets Equity Fund	26,075,520	921,969	3,532,790	(226,517)	—	23,529,785
TIAA-CREF Enhanced International Equity Index Fund	32,450,184	2,780,944	7,482,126	(1,160,310)	—	31,779,684
TIAA-CREF Enhanced Large-Cap Growth Index Fund	50,680,829	2,538,767	3,858,270	368,099	—	56,045,262
TIAA-CREF Enhanced Large-Cap Value Index Fund	54,723,929	1,708,662	8,090,097	824,131	—	54,240,061
TIAA-CREF Global Natural Resources Fund	1,595,189	5,888,881	1,008,583	(4,558)	—	6,636,027
TIAA-CREF Growth & Income Fund	46,375,544	820,855	6,025,312	1,170,812	301,225	46,876,287
TIAA-CREF High-Yield Fund	13,018,324	1,407,423	482,688	(16,233)	368,289	13,861,153
TIAA-CREF International Equity Fund	39,837,298	1,295,107	12,337,471	(1,979,036)	—	33,966,926
TIAA-CREF International Opportunities Fund	7,084,276	23,890,220	—	—	—	32,433,427
TIAA-CREF Large-Cap Growth Fund	49,648,612	1,538,600	3,481,453	656,123	—	56,471,151
TIAA-CREF Large-Cap Value Fund	53,758,500	1,071,677	6,871,289	1,698,962	—	53,963,159
TIAA-CREF Mid-Cap Growth Fund	2,957,928	760,792	1,747,925	496,736	—	2,395,270
TIAA-CREF Mid-Cap Value Fund	3,567,100	70,866	2,062,282	648,230	—	1,929,551
TIAA-CREF Money Market Fund	2,191,973	7,836	2,127,294	—	5	72,515
TIAA-CREF Small-Cap Equity Fund	22,632,824	476,065	3,020,378	451,320	—	23,975,845
	$648,018,902	$72,419,509	$65,977,262	$2,718,395	$3,917,328	$699,167,346

Note 4—investments

Net unrealized appreciation (depreciation): At November 30, 2013, the cost of portfolio investments for federal income tax purposes was $591,082,939. Net unrealized appreciation of portfolio investments for federal income tax purposes was $108,084,408, consisting of gross unrealized appreciation of $108,084,408. There was no gross unrealized depreciation.

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended November 30, 2013 were $72,419,509 and $65,977,262, respectively.

TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	19

Notes to financial statements (unaudited)	concluded

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended May 31, 2013 was as follows:

	Ordinary income	Long-term capital gains	Total
5/31/2013	$14,343,632	$—	$14,343,632

The tax character of the fiscal year 2014 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

The Fund participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility expired June 2013. A new facility was entered into on June 25, 2013 expiring June 24, 2014. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the Fund at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2013, there were no borrowings under this credit facility by the Fund.

Note 7—indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Fund’s organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be unlikely.

20	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 3000® Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION,WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OR THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service mark(s) of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of this fund or any other person or entity regarding the advisability of investing in funds generally or in this fund particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to this fund or the issuer or owners of this fund or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of this fund or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by or the consideration into which

TIAA-CREF Managed Allocation Fund ■ 2013 Semiannual Report	21

Additional information about index providers (unaudited)	concluded

this fund is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of this fund or any other person or entity in connection with the administration, marketing or offering of this fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

22	2013 Semiannual Report ■ TIAA-CREF Managed Allocation Fund

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How to reach us

TIAA-CREF website

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

800 842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional and Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2014 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF),
730 Third Avenue, New York, NY 10017-3206.

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Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated:	January 15, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	January 15, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Dated:	January 15, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer